UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811- 09525
Rydex Dynamic Funds
(Exact name of registrant as specified in charter)
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Dynamic Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-301-296-5100
Date of fiscal year end: December 31
Date of reporting period: December 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
DECEMBER 31, 2010 RYDEX DYNAMIC FUNDS ANNUAL REPORT DOMESTIC EQUITY FUNDS S P 500 2x STRATEGY FUND INVERSES P 500 2x STRATEGY FUND NASDAQ-100 2x STRATEGY FUND INVERSE NASDAQ-100 2x STRATEGY FUND DOW 2x STRATEGY FUND INVERSE DOW 2x STRATEGY FUND RUSSELL 2000 2x STRATEGY FUND INVERSE RUSSELL 2000 2x STRATEGY FUND

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, LLC.

LETTER TO OUR SHAREHOLDERS	2
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
S&P 500 2x STRATEGY FUND	8
INVERSE S&P 500 2x STRATEGY FUND	20
NASDAQ-100® 2x STRATEGY FUND	28
INVERSE NASDAQ-100® 2x STRATEGY FUND	36
DOW 2x STRATEGY FUND	44
INVERSE DOW 2x STRATEGY FUND	52
RUSSELL 2000® 2x STRATEGY FUND	60
INVERSE RUSSELL 2000® 2x STRATEGY FUND	86
NOTES TO FINANCIAL STATEMENTS	93
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	103
OTHER INFORMATION	104
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	106
the RYDEX | SGI dynamic funds annual report | 1

LETTER TO OUR SHAREHOLDERS
DEAR SHAREHOLDER,
The U.S. economy continued a second year of recovery in 2010, but soft employment and housing markets combined to keep growth tepid. The consensus forecast for U.S. GDP growth was 2.8%, but a consumer spending rally may be needed for it to do better in 2011. Along with better economic reports on retail sales and jobless claims late in 2010, passage of federal legislation to extend Bush-era tax cuts and roll out new stimulus measures boosted equity markets, and prompted many economists to raise growth forecasts for 2011 to 3.5% or higher. Markets were also affected by a change in control of the House of Representatives and a renewed focus on cutting government spending and dealing with the budget deficit.
The U.S. Federal Reserve was responsible for much of the investor optimism that flowed through 2010, slowed only at mid-year by debt problems in Europe and the fading effects of U.S. government stimulus spending that played into fears of a double-dip recession. Concerns that the economy was not growing fast enough to lower an unemployment rate seemingly stuck at more than 9% led the U.S. central bank to signal in August that it would embark on a second round of bond buying in an attempt to keep long-term rates low enough to entice borrowers and spur economic activity. Although critics said such quantitative easing could flame inflation or lead to another asset bubble, the expectation of up to $600 billion in purchases corresponded with a third-quarter stock-market rally, which picked up more steam after the purchases actually began in November. Inflation turned out to be tame in 2010, with prices rising just 1.1%.
Government efforts to support the economy were a plug for stocks in 2010, as markets were carried to highs last seen more than two years ago—just before the collapse of Lehman Brothers. U.S. equity markets were up by double digits in 2010. The NASDAQ Composite Index* led major indices, up 17%, while the Dow Jones Industrial AverageSM Index* and S&P 500® Index were up 14% and 15%, respectively. The sweet spot was small cap stocks, often a leader in economic recoveries, and the Russell 2000® Index* was up 27%. Stocks in the consumer discretionary and industrials sectors, which benefited from exposure to awakening consumers as well as emerging markets and commodities, were up the most, 26% and 23% respectively, while the health care sector provided the weakest return at less than 1%.
Markets around the globe also benefited from the flood of cash unleashed by the U.S. Federal Reserve. Those in many European countries rose despite sovereign debt problems, with the broad STOXX Europe 600 Index* finishing up 9%. Strong economic recovery in Asia benefited markets from Indonesia to South Korea, although the region’s two largest economies, Japan and China, finished the year lower.
Yield-hungry fixed-income investors increasingly took on credit risk over the year, which was reflected in good performance across most sectors. Expectations about too-fast economic growth and possibly a tick up in inflation in the next few quarters prompted a late-year selloff in Treasuries. Although the Fed kept interest rates on hold all year, the yield on Treasuries rose, affecting mortgage rates, which unfortunately came at a time when reports were indicating that house prices continue to fall and a glut of foreclosures may hit the market over the next few years. Still, Treasuries performed well over the year, as fears of a double-dip recession and European debt woes eased. Among the best returns for the year: bonds in the U.S. intermediate high yield space and emerging market bonds. The Barclays Capital U.S. Aggregate Bond Index* returned about 6.5%.
Driven by demand from China and other fast-growing countries, commodities performed strongly in 2010, as investors appeared to be either encouraged by global recovery or worried about inflation. The Dow Jones-UBS Commodity Index was up almost 17%; indicative of the strength of the raw materials rally was a record high price for copper and gold. While the metals and agriculture sub-indices were higher over the year, the energy index was lower. Oil finished 2010 around $91, rising about 15%.
The dollar gained on the euro in 2010, reflecting concern about Europe’s crisis in sovereign debt. The dollar weakened against many other currency counterparts around the world, falling most against the yen, as investors coped with record-low rates by searching for higher-yielding assets.
Many economists are calling for recovery to continue in 2011. Some feel there is a chance the economy could overheat, based on continued Fed intervention, causing a spike in interest rates, choking off recovery. Others view high levels of government and consumer debt as weights that could restrain the
2 | the RYDEX | SGI dynamic funds annual report

LETTER TO OUR SHAREHOLDERS (concluded)
expansion, with growth insufficient to bring down unemployment. U.S. consumers are vital to a robust global recovery and their improving household incomes and debt burdens, along with rising global profits, should benefit many global regions. Stronger performance is forecast for emerging markets compared with developed economies, which are still shoring up their finances. In the fixed income market, strong corporate balance sheets and a low default rate should combine to further compress spreads, and position credit to outperform government paper in the year ahead.
Whether helping hedge or augment exposures to the equity or fixed-income markets, or introducing alternative assets and strategies to portfolios for overall diversification1, our products are designed for a range of investment scenarios. Rydex|SGI is pleased to help investors navigate uncertain markets, and we appreciate the trust you place in us.
Sincerely,
Michael Byrum
President & Chief Investment Officer

[1]	Diversification neither assures a profit nor eliminates the risk of experiencing investment losses.

*	Indices are defined as follows:
Standard & Poor’s 500 Index (S&P 500®) — a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).
NASDAQ Composite Index — a capitalization-weighted index of more than 3,000 companies listed on the NASDAQ Stock Market.
The Dow Jones Industrial Average Index (DJIA) — a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.
The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
The STOXX Europe 600 Index is derived from the STOXX Europe Total Market Index (TMI) and is a subset of the STOXX Global 1800 Index. With a fixed number of 600 components, the STOXX Europe 600 Index represents large-, mid- and small-capitalization companies across 18 countries of the European region: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.
The Barclays Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. The U.S. Aggregate rolls up into other Barclays Capital flagship indices such as the multi-currency Global Aggregate Index and the U.S. Universal Index, which includes high yield and emerging markets debt.
The Dow Jones-UBS Commodity Index aims to provide broadly diversified representation of commodity markets as an asset class. The index is made up of exchange-traded futures on physical commodities. The index represents 19 commodities, which are weighted to account for economic significance and market liquidity. Weighting restrictions on individual commodities and commodity groups promote diversification.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888
The funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global InvestorsSM and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
the RYDEX | SGI dynamic funds annual report | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)
The Rydex Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.
Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.
An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%—in line with its benchmark.
On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment

Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%
As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.
Because funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.
In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.
As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.
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ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2010 and ending December 31, 2010.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b), Rydex prototype money purchase plan and profit sharing plan accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
the RYDEX | SGI dynamic funds annual report | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[2]	Return	June 30, 2010	December 31, 2010	Period[1]

Table 1. Based on actual Fund return[3]
S&P 500 2x Strategy Fund
A-Class	1.79%	47.41%	$1,000.00	$1,474.08	$11.16
C-Class	2.54%	46.82%	1,000.00	1,468.18	15.80
H-Class	1.79%	47.46%	1,000.00	1,474.62	11.16
Inverse S&P 500 2x Strategy Fund
A-Class	1.79%	(37.28%)	1,000.00	627.20	7.34
C-Class	2.54%	(37.53%)	1,000.00	624.73	10.40
H-Class	1.79%	(37.30%)	1,000.00	627.01	7.34
NASDAQ-100® 2x Strategy Fund
A-Class	1.82%	60.28%	1,000.00	1,602.79	11.94
C-Class	2.57%	59.66%	1,000.00	1,596.55	16.82
H-Class	1.82%	60.26%	1,000.00	1,602.58	11.94
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.81%	(41.91%)	1,000.00	580.94	7.21
C-Class	2.56%	(42.16%)	1,000.00	578.43	10.18
H-Class	1.81%	(42.04%)	1,000.00	579.63	7.21
Dow 2x Strategy Fund
A-Class	1.80%	40.39%	1,000.00	1,403.92	10.91
C-Class	2.55%	39.92%	1,000.00	1,399.18	15.42
H-Class	1.80%	40.29%	1,000.00	1,402.88	10.90
Inverse Dow 2x Strategy Fund
A-Class	1.80%	(33.61%)	1,000.00	663.94	7.55
C-Class	2.55%	(33.80%)	1,000.00	661.98	10.68
H-Class	1.80%	(33.58%)	1,000.00	664.19	7.55
Russell 2000® 2x Strategy Fund
A-Class	1.80%	61.22%	1,000.00	1,612.18	11.85
C-Class	2.55%	60.69%	1,000.00	1,606.85	16.76
H-Class	1.80%	61.19%	1,000.00	1,611.90	11.85
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.80%	(45.94%)	1,000.00	540.62	6.99
C-Class	2.55%	(46.20%)	1,000.00	538.05	9.89
H-Class	1.80%	(46.03%)	1,000.00	539.66	6.99
6 | the RYDEX | SGI dynamic funds annual report

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[2]	Return	June 30, 2010	December 31, 2010	Period[1]

Table 2. Based on hypothetical 5% return (before expenses)
S&P 500 2x Strategy Fund
A-Class	1.79%	5.00%	$1,000.00	$1,016.18	$9.10
C-Class	2.54%	5.00%	1,000.00	1,012.40	12.88
H-Class	1.79%	5.00%	1,000.00	1,016.18	9.10
Inverse S&P 500 2x Strategy Fund
A-Class	1.79%	5.00%	1,000.00	1,016.18	9.10
C-Class	2.54%	5.00%	1,000.00	1,012.40	12.88
H-Class	1.79%	5.00%	1,000.00	1,016.18	9.10
NASDAQ-100® 2x Strategy Fund
A-Class	1.82%	5.00%	1,000.00	1,016.03	9.25
C-Class	2.57%	5.00%	1,000.00	1,012.25	13.03
H-Class	1.82%	5.00%	1,000.00	1,016.03	9.25
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.81%	5.00%	1,000.00	1,016.08	9.20
C-Class	2.56%	5.00%	1,000.00	1,012.30	12.98
H-Class	1.81%	5.00%	1,000.00	1,016.08	9.20
Dow 2x Strategy Fund
A-Class	1.80%	5.00%	1,000.00	1,016.13	9.15
C-Class	2.55%	5.00%	1,000.00	1,012.35	12.93
H-Class	1.80%	5.00%	1,000.00	1,016.13	9.15
Inverse Dow 2x Strategy Fund
A-Class	1.80%	5.00%	1,000.00	1,016.13	9.15
C-Class	2.55%	5.00%	1,000.00	1,012.35	12.93
H-Class	1.80%	5.00%	1,000.00	1,016.13	9.15
Russell 2000® 2x Strategy Fund
A-Class	1.80%	5.00%	1,000.00	1,016.13	9.15
C-Class	2.55%	5.00%	1,000.00	1,012.35	12.93
H-Class	1.80%	5.00%	1,000.00	1,016.13	9.15
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.80%	5.00%	1,000.00	1,016.13	9.15
C-Class	2.55%	5.00%	1,000.00	1,012.35	12.93
H-Class	1.80%	5.00%	1,000.00	1,016.13	9.15

1	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2	Annualized.

3	Actual cumulative return at net asset value for the period June 30, 2010 to December 31, 2010.
the RYDEX | SGI dynamic funds annual report | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) December 31, 2010
S&P 500 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500 Index (the “underlying index”).
For the one-year period ended December 31, 2010, S&P 500 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index. S&P 500 2x Strategy Fund H-Class returned 23.97%, while the S&P 500 Index returned 15.06% over the same time period.
Consumer Discretionary (2.73%), Industrials (2.68%) and Energy (2.23%) provided the most performance to the index during the year. Utilities (0.24%), Health Care (0.33%) Telecommunication Services (0.61%) provided the least performance to the index during the year.
Apple, Inc., General Electric Co. and Citigroup, Inc. were among the stocks which provided the most performance to the index during the year. Microsoft Corp., Hewlett-Packard Co. and Cisco Systems, Inc. were among the stocks which provided the least performance to the index during the year.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings
(% of Total Net Assets)

Exxon Mobil Corp.	1.5%
Apple, Inc.	1.2%
Microsoft Corp.	0.9%
General Electric Co.	0.8%
Chevron Corp.	0.8%
International Business
Machines Corp.	0.8%
Procter & Gamble Co.	0.8%
AT&T, Inc.	0.7%
Johnson & Johnson	0.7%
JPMorgan Chase & Co.	0.7%

Top Ten Total	8.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
8 | the RYDEX | SGI dynamic funds annual report

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
S&P 500 2x STRATEGY FUND
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/10

				A-Class				C-Class
				(09/01/04)				(11/27/00)

	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	TEN
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	YEAR

S&P 500 2x STRATEGY FUND	23.92%	18.03%	-6.34%	-7.25%	-1.82%	-2.57%	23.04%	22.04%	-7.05%	-7.94%
S&P 500 INDEX	15.06%	15.06%	2.29%	2.29%	4.16%	4.16%	15.06%	15.06%	2.29%	1.41%

		H-Class
		(05/19/00)

	ONE	FIVE	TEN
	YEAR	YEAR	YEAR

S&P 500 2x STRATEGY FUND	23.97%	-6.33%	-7.20%
S&P 500 INDEX	15.06%	2.29%	1.41%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a contingent deferred sales charge (CDSC) of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
the RYDEX | SGI dynamic funds annual report | 9

SCHEDULE OF INVESTMENTS	December 31, 2010

S&P 500 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† — 47.1%

INFORMATION TECHNOLOGY — 8.7%
Apple, Inc.*	6,302	$2,032,773
Microsoft Corp.	51,680	1,442,906
International Business Machines Corp.	8,532	1,252,156
Google, Inc. — Class A*	1,710	1,015,689
Oracle Corp.	26,570	831,641
Intel Corp.	38,287	805,176
Cisco Systems, Inc.*	38,050	769,751
Hewlett-Packard Co.	15,570	655,497
QUALCOMM, Inc.	11,100	549,339
EMC Corp.*	14,139	323,783
Texas Instruments, Inc.	8,060	261,950
Visa, Inc. — Class A	3,350	235,773
eBay, Inc.*	7,880	219,300
Corning, Inc.	10,730	207,304
Automatic Data Processing, Inc.	3,390	156,889
Dell, Inc.*	11,530	156,231
Cognizant Technology Solutions Corp. — Class A*	2,078	152,297
Yahoo!, Inc.*	8,947	148,789
Mastercard, Inc. — Class A	660	147,913
Motorola Solutions, Inc.*	16,128	146,281
Broadcom Corp. — Class A	3,130	136,311
NetApp, Inc.*	2,476	136,081
Juniper Networks, Inc.*	3,590	132,543
Applied Materials, Inc.	9,170	128,838
Xerox Corp.	9,522	109,693
Adobe Systems, Inc.*	3,490	107,422
Salesforce.com, Inc.*	810	106,920
Intuit, Inc.*	1,920	94,656
Symantec Corp.*	5,330	89,224
Citrix Systems, Inc.*	1,290	88,249
Western Union Co.	4,500	83,565
SanDisk Corp.*	1,610	80,275
Analog Devices, Inc.	2,050	77,223
Altera Corp.	2,149	76,461
F5 Networks, Inc.*	550	71,588
Paychex, Inc.	2,210	68,311
CA, Inc.	2,630	64,277
Amphenol Corp. — Class A	1,197	63,178
NVIDIA Corp.*	3,989	61,431
Red Hat, Inc.*	1,310	59,801
Fiserv, Inc.*	1,020	59,731
Autodesk, Inc.*	1,560	59,592
Akamai Technologies, Inc.*	1,250	58,813
BMC Software, Inc.*	1,220	57,511
Linear Technology Corp.	1,550	53,614
Western Digital Corp.*	1,580	53,562
Computer Sciences Corp.	1,060	52,576
Xilinx, Inc.	1,780	51,584
Fidelity National Information Services, Inc.	1,815	49,713
McAfee, Inc.*	1,060	49,089
Teradata Corp.*	1,150	47,334
Micron Technology, Inc.*	5,880	47,158
KLA-Tencor Corp.	1,150	44,436
Microchip Technology, Inc.	1,276	43,652
Harris Corp.	880	39,864
VeriSign, Inc.	1,180	38,551
Electronic Arts, Inc.*	2,283	37,396
FLIR Systems, Inc.*	1,090	32,428
Advanced Micro Devices, Inc.*	3,930	32,147
SAIC, Inc.*	2,020	32,037
Jabil Circuit, Inc.	1,354	27,202
LSI Corp.*	4,230	25,338
National Semiconductor Corp.	1,640	22,566
JDS Uniphase Corp.*	1,530	22,154
Molex, Inc.	950	21,584
Monster Worldwide, Inc.*	890	21,031
Novellus Systems, Inc.*	620	20,038
Lexmark International, Inc. — Class A*	540	18,803
MEMC Electronic Materials, Inc.*	1,560	17,566
Compuware Corp.*	1,500	17,505
Teradyne, Inc.*	1,245	17,480
Total System Services, Inc.	1,120	17,226
Tellabs, Inc.	2,530	17,153
Novell, Inc.*	2,410	14,267
QLogic Corp.*	730	12,425

Total Information Technology		14,580,611

FINANCIALS — 7.6%
JPMorgan Chase & Co.	26,820	1,137,704
Wells Fargo & Co.	36,032	1,116,632
Berkshire Hathaway, Inc. — Class B*	11,880	951,707
Citigroup, Inc.*	199,410	943,209
Bank of America Corp.	69,220	923,395
Goldman Sachs Group, Inc.	3,510	590,242
U.S. Bancorp	13,173	355,276
American Express Co.	7,190	308,595
Morgan Stanley	10,390	282,712
MetLife, Inc.	6,220	276,417
Bank of New York Mellon Corp.	8,515	257,153
PNC Financial Services Group, Inc.	3,610	219,199
Simon Property Group, Inc.	2,006	199,577
Prudential Financial, Inc.	3,330	195,504
Aflac, Inc.	3,232	182,382
Travelers Companies, Inc.	3,150	175,487
State Street Corp.	3,450	159,873
CME Group, Inc. — Class A	460	148,005
ACE Ltd.	2,330	145,043
Capital One Financial Corp.	3,140	133,638
BB&T Corp.	4,760	125,140
Chubb Corp.	2,090	124,648
Allstate Corp.	3,690	117,637
Charles Schwab Corp.	6,808	116,485

10 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010

S&P 500 2x STRATEGY FUND

	Shares	Value

T. Rowe Price Group, Inc.	1,760	$113,590
Franklin Resources, Inc.	1,000	111,210
AON Corp.	2,260	103,983
Marsh & McLennan Companies, Inc.	3,726	101,869
SunTrust Banks, Inc.	3,430	101,219
Equity Residential	1,948	101,199
Ameriprise Financial, Inc.	1,700	97,835
Public Storage	960	97,363
Vornado Realty Trust	1,118	93,163
Northern Trust Corp.	1,660	91,981
HCP, Inc.	2,500	91,975
Progressive Corp.	4,550	90,409
Loews Corp.	2,170	84,435
Boston Properties, Inc.	960	82,656
Host Hotels & Resorts, Inc.	4,567	81,612
Hartford Financial Services Group, Inc.	3,050	80,794
Fifth Third Bancorp	5,470	80,300
Invesco Ltd.	3,170	76,270
Principal Financial Group, Inc.	2,200	71,632
M&T Bank Corp.	820	71,381
Weyerhaeuser Co.	3,680	69,662
Discover Financial Services	3,740	69,302
AvalonBay Communities, Inc.	590	66,405
Lincoln National Corp.	2,170	60,348
Regions Financial Corp.	8,620	60,340
IntercontinentalExchange, Inc.*	500	59,575
Ventas, Inc.	1,080	56,678
ProLogis	3,910	56,460
American International Group, Inc.*	960	55,315
NYSE Euronext	1,790	53,664
KeyCorp	6,040	53,454
Unum Group	2,180	52,800
Comerica, Inc.	1,210	51,110
Kimco Realty Corp.	2,790	50,332
XL Group plc — Class A	2,220	48,440
Health Care REIT, Inc.	1,000	47,640
Hudson City Bancorp, Inc.	3,614	46,042
Genworth Financial, Inc. — Class A*	3,356	44,098
SLM Corp.*	3,330	41,925
Plum Creek Timber Company, Inc.	1,110	41,569
CB Richard Ellis Group, Inc. — Class A*	1,990	40,755
Huntington Bancshares, Inc.	5,920	40,670
Leucadia National Corp.	1,350	39,393
Legg Mason, Inc.	1,050	38,083
Moody’s Corp.	1,396	37,050
Cincinnati Financial Corp.	1,120	35,493
People’s United Financial, Inc.	2,530	35,445
Torchmark Corp.	550	32,857
Zions Bancorporation	1,216	29,464
Assurant, Inc.	730	28,120
Marshall & Ilsley Corp.	3,620	25,050
NASDAQ OMX Group, Inc.*	960	22,762
E*Trade Financial Corp.*	1,360	21,760
Apartment Investment & Management Co. — Class A	800	20,672
First Horizon National Corp.*	1,635	19,257
Federated Investors, Inc. — Class B	626	16,382
Janus Capital Group, Inc.	1,260	16,342

Total Financials		12,595,250

ENERGY — 5.7%
Exxon Mobil Corp.	34,610	2,530,683
Chevron Corp.	13,810	1,260,163
Schlumberger Ltd.	9,370	782,395
ConocoPhillips	10,089	687,061
Occidental Petroleum Corp.	5,576	547,006
Apache Corp.	2,620	312,383
Anadarko Petroleum Corp.	3,400	258,944
Halliburton Co.	6,240	254,779
Devon Energy Corp.	2,960	232,390
National Oilwell Varco, Inc.	2,880	193,680
Marathon Oil Corp.	4,868	180,262
Baker Hughes, Inc.	2,960	169,223
EOG Resources, Inc.	1,740	159,053
Hess Corp.	2,060	157,672
Peabody Energy Corp.	1,849	118,299
Chesapeake Energy Corp.	4,490	116,336
Spectra Energy Corp.	4,450	111,206
Noble Energy, Inc.	1,200	103,296
Williams Companies, Inc.	4,010	99,127
Murphy Oil Corp.	1,316	98,108
Valero Energy Corp.	3,890	89,937
Southwestern Energy Co.*	2,380	89,083
Cameron International Corp.*	1,670	84,719
Consol Energy, Inc.	1,550	75,547
FMC Technologies, Inc.*	820	72,906
Pioneer Natural Resources Co.	800	69,456
El Paso Corp.	4,830	66,461
Newfield Exploration Co.*	920	66,341
Denbury Resources, Inc.*	2,738	52,268
Range Resources Corp.	1,096	49,298
Nabors Industries Ltd.*	1,957	45,911
EQT Corp.	1,020	45,737
QEP Resources, Inc.	1,210	43,935
Massey Energy Co.	700	37,555
Helmerich & Payne, Inc.	730	35,390
Sunoco, Inc.	830	33,457
Diamond Offshore Drilling, Inc.	476	31,830
Rowan Companies, Inc.*	868	30,302
Cabot Oil & Gas Corp.	710	26,874
Tesoro Corp.	978	18,132

Total Energy		9,437,205

INDUSTRIALS — 5.2%
General Electric Co.	73,130	1,337,548
United Technologies Corp.	6,340	499,085
United Parcel Service, Inc. — Class B	6,790	492,818
3M Co.	4,910	423,733

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 11

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010

S&P 500 2x STRATEGY FUND

	Shares	Value

Caterpillar, Inc.	4,363	$408,638
Boeing Co.	5,040	328,910
Union Pacific Corp.	3,390	314,117
Emerson Electric Co.	5,170	295,569
Honeywell International, Inc.	5,362	285,044
Deere & Co.	2,910	241,675
FedEx Corp.	2,160	200,902
General Dynamics Corp.	2,590	183,786
Illinois Tool Works, Inc.	3,403	181,720
Danaher Corp.	3,680	173,586
CSX Corp.	2,570	166,048
Norfolk Southern Corp.	2,490	156,422
Cummins, Inc.	1,360	149,614
PACCAR, Inc.	2,498	143,435
Lockheed Martin Corp.	2,030	141,917
Tyco International Ltd.	3,360	139,238
Precision Castparts Corp.	979	136,286
Northrop Grumman Corp.	2,000	129,560
Waste Management, Inc.	3,270	120,565
Eaton Corp.	1,160	117,752
Raytheon Co.	2,500	115,850
Ingersoll-Rand plc	2,220	104,540
Parker Hannifin Corp.	1,107	95,534
CH Robinson Worldwide, Inc.	1,137	91,176
Fluor Corp.	1,230	81,500
Expeditors International of Washington, Inc.	1,460	79,716
Goodrich Corp.	860	75,740
Dover Corp.	1,280	74,816
Rockwell Automation, Inc.	970	69,559
Southwest Airlines Co.	5,130	66,587
ITT Corp.	1,260	65,659
Republic Services, Inc. — Class A	2,110	63,005
Rockwell Collins, Inc.	1,080	62,921
Fastenal Co.	1,006	60,269
WW Grainger, Inc.	400	55,244
L-3 Communications Holdings, Inc.	780	54,982
Roper Industries, Inc.	650	49,679
First Solar, Inc.*	370	48,152
Stericycle, Inc.*	590	47,743
Flowserve Corp.	380	45,304
Textron, Inc.	1,890	44,680
Jacobs Engineering Group, Inc.*	870	39,889
Pall Corp.	790	39,168
Iron Mountain, Inc.	1,366	34,164
Pitney Bowes, Inc.	1,400	33,852
Avery Dennison Corp.	740	31,332
Masco Corp.	2,460	31,144
Robert Half International, Inc.	1,010	30,906
Equifax, Inc.	850	30,260
Quanta Services, Inc.*	1,480	29,482
Dun & Bradstreet Corp.	340	27,911
RR Donnelley & Sons Co.	1,420	24,807
Cintas Corp.	870	24,325
Snap-On, Inc.	396	22,406
Ryder System, Inc.	360	18,950

Total Industrials		8,639,220

HEALTH CARE — 5.1%
Johnson & Johnson	18,850	1,165,872
Pfizer, Inc.	54,980	962,700
Merck & Company, Inc.	21,150	762,246
Abbott Laboratories	10,610	508,325
Amgen, Inc.*	6,490	356,301
Bristol-Myers Squibb Co.	11,750	311,140
Medtronic, Inc.	7,410	274,837
UnitedHealth Group, Inc.	7,550	272,630
Eli Lilly & Co.	6,970	244,229
Baxter International, Inc.	4,000	202,480
Gilead Sciences, Inc.*	5,566	201,712
Express Scripts, Inc. — Class A*	3,619	195,607
Celgene Corp.*	3,230	191,022
Medco Health Solutions, Inc.*	2,910	178,296
WellPoint, Inc.*	2,700	153,522
Thermo Fisher Scientific, Inc.*	2,730	151,133
Allergan, Inc.	2,110	144,894
Becton Dickinson and Co.	1,580	133,542
Genzyme Corp.*	1,780	126,736
Stryker Corp.	2,340	125,658
McKesson Corp.	1,740	122,461
Biogen Idec, Inc.*	1,635	109,627
St. Jude Medical, Inc.*	2,349	100,420
Agilent Technologies, Inc.*	2,380	98,603
Cardinal Health, Inc.	2,400	91,944
Aetna, Inc.	2,750	83,902
Boston Scientific Corp.*	10,430	78,955
Zimmer Holdings, Inc.*	1,360	73,005
Life Technologies Corp.*	1,280	71,040
Intuitive Surgical, Inc.*	272	70,108
CIGNA Corp.	1,860	68,188
AmerisourceBergen Corp. — Class A	1,900	64,828
Hospira, Inc.*	1,150	64,043
Humana, Inc.*	1,160	63,498
Mylan, Inc.*	2,990	63,179
Forest Laboratories, Inc.*	1,960	62,681
Laboratory Corporation of America Holdings*	700	61,544
CR Bard, Inc.	640	58,733
Varian Medical Systems, Inc.*	820	56,810
Quest Diagnostics, Inc.	970	52,351
Waters Corp.*	630	48,957
DaVita, Inc.*	670	46,558
Cerner Corp.*	490	46,423
Watson Pharmaceuticals, Inc.*	860	44,419
CareFusion Corp.*	1,530	39,321
DENTSPLY International, Inc.	980	33,486
Cephalon, Inc.*	517	31,909
Coventry Health Care, Inc.*	1,020	26,928

12 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010

S&P 500 2x STRATEGY FUND

	Shares	Value

Tenet Healthcare Corp.*	3,330	$22,278
PerkinElmer, Inc.	810	20,914
Patterson Companies, Inc.	660	20,216

Total Health Care		8,560,211

CONSUMER DISCRETIONARY — 5.0%
McDonald’s Corp.	7,250	556,510
Walt Disney Co.	13,000	487,630
Amazon.com, Inc.*	2,430	437,400
Ford Motor Co.*	25,720	431,839
Comcast Corp. — Class A	19,150	420,725
Home Depot, Inc.	11,250	394,425
Target Corp.	4,860	292,232
Time Warner, Inc.	7,610	244,814
Lowe’s Companies, Inc.	9,470	237,508
DIRECTV — Class A*	5,720	228,400
News Corp. — Class A	15,680	228,301
NIKE, Inc. — Class B	2,620	223,800
Johnson Controls, Inc.	4,634	177,019
Viacom, Inc. — Class B	4,150	164,382
Starbucks Corp.	5,090	163,542
Time Warner Cable, Inc. — Class A	2,438	160,981
Yum! Brands, Inc.	3,220	157,941
Carnival Corp.	2,960	136,486
Priceline.com, Inc.*	340	135,847
TJX Companies, Inc.	2,720	120,741
Staples, Inc.	4,960	112,939
Coach, Inc.	2,030	112,279
Kohl’s Corp.*	2,010	109,223
Omnicom Group, Inc.	2,070	94,806
CBS Corp. — Class B	4,670	88,963
Bed Bath & Beyond, Inc.*	1,778	87,389
Marriott International, Inc. — Class A	1,980	82,249
Discovery Communications, Inc. — Class A*	1,950	81,315
Starwood Hotels & Resorts Worldwide, Inc.	1,310	79,622
Best Buy Company, Inc.	2,270	77,838
McGraw-Hill Companies, Inc.	2,110	76,825
Stanley Black & Decker, Inc.	1,140	76,232
Macy’s, Inc.	2,907	73,547
The Gap, Inc.	3,020	66,863
Fortune Brands, Inc.	1,050	63,262
Mattel, Inc.	2,460	62,558
O’Reilly Automotive, Inc.*	960	58,003
Harley-Davidson, Inc.	1,620	56,165
Limited Brands, Inc.	1,820	55,929
Cablevision Systems Corp. — Class A	1,640	55,498
Genuine Parts Co.	1,080	55,447
Tiffany & Co.	870	54,175
Wynn Resorts Ltd.	520	53,997
NetFlix, Inc.*	300	52,710
Ross Stores, Inc.	830	52,497
JC Penney Company, Inc.	1,618	52,278
AutoZone, Inc.*	190	51,792
VF Corp.	600	51,708
Nordstrom, Inc.	1,160	49,161
CarMax, Inc.*	1,540	49,095
Polo Ralph Lauren Corp. — Class A	440	48,805
Whirlpool Corp.	520	46,192
Darden Restaurants, Inc.	950	44,118
Hasbro, Inc.	930	43,877
Family Dollar Stores, Inc.	860	42,751
International Game Technology	2,050	36,264
Newell Rubbermaid, Inc.	1,990	36,178
Wyndham Worldwide Corp.	1,200	35,952
Interpublic Group of Companies, Inc.*	3,350	35,577
Expedia, Inc.	1,390	34,875
Abercrombie & Fitch Co. — Class A	600	34,578
Apollo Group, Inc. — Class A*	870	34,356
Scripps Networks Interactive, Inc. — Class A	620	32,085
Urban Outfitters, Inc.*	880	31,513
H&R Block, Inc.	2,120	25,249
Gannett Company, Inc.	1,640	24,748
GameStop Corp. — Class A*	1,040	23,795
DR Horton, Inc.	1,930	23,025
Leggett & Platt, Inc.	1,010	22,988
Harman International Industries, Inc.*	480	22,224
Sears Holdings Corp.*	300	22,125
DeVry, Inc.	430	20,631
Lennar Corp. — Class A	1,090	20,438
Goodyear Tire & Rubber Co.*	1,670	19,789
Pulte Group, Inc.*	2,310	17,371
Washington Post Co. — Class B	39	17,141
Big Lots, Inc.*	520	15,839
RadioShack Corp.	780	14,422
AutoNation, Inc.*	440	12,408
Meredith Corp.	250	8,662

Total Consumer Discretionary		8,342,864

CONSUMER STAPLES — 5.0%
Procter & Gamble Co.	19,210	1,235,779
Coca-Cola Co.	15,936	1,048,111
Philip Morris International, Inc.	12,450	728,698
Wal-Mart Stores, Inc.	13,450	725,359
PepsiCo, Inc.	10,880	710,790
Kraft Foods, Inc. — Class A	11,988	377,742
Altria Group, Inc.	14,325	352,682
CVS Caremark Corp.	9,330	324,404
Colgate-Palmolive Co.	3,310	266,025
Walgreen Co.	6,350	247,396
Costco Wholesale Corp.	2,965	214,103
Kimberly-Clark Corp.	2,800	176,512
General Mills, Inc.	4,400	156,596

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 13

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010

S&P 500 2x STRATEGY FUND

	Shares	Value

Archer-Daniels-Midland Co.	4,390	$132,051
Sysco Corp.	4,020	118,188
HJ Heinz Co.	2,201	108,861
Kroger Co.	4,380	97,937
Kellogg Co.	1,740	88,879
Mead Johnson Nutrition Co. — Class A	1,400	87,150
Avon Products, Inc.	2,952	85,785
Lorillard, Inc.	1,030	84,522
Sara Lee Corp.	4,390	76,869
Reynolds American, Inc.	2,320	75,678
ConAgra Foods, Inc.	3,020	68,192
Estee Lauder Companies, Inc. — Class A	780	62,946
Clorox Co.	960	60,749
Coca-Cola Enterprises, Inc.	2,330	58,320
Safeway, Inc.	2,560	57,574
Dr Pepper Snapple Group, Inc.	1,560	54,850
Molson Coors Brewing Co. — Class B	1,090	54,707
JM Smucker Co.	819	53,767
Whole Foods Market, Inc.	1,010	51,096
Hershey Co.	1,060	49,979
Brown-Forman Corp. — Class B	710	49,430
Campbell Soup Co.	1,310	45,522
McCormick & Company, Inc.	908	42,249
Tyson Foods, Inc. — Class A	2,050	35,301
Constellation Brands, Inc. — Class A*	1,220	27,023
Hormel Foods Corp.	476	24,400
SUPERVALU, Inc.	1,460	14,060
Dean Foods Co.*	1,250	11,050

Total Consumer Staples		8,341,332

MATERIALS — 1.8%
Freeport-McMoRan Copper & Gold, Inc. — Class B	3,230	387,891
E. I. du Pont de Nemours & Co.	6,269	312,698
Dow Chemical Co.	7,968	272,028
Monsanto Co.	3,680	256,275
Newmont Mining Co.	3,380	207,633
Praxair, Inc.	2,100	200,487
Air Products & Chemicals, Inc.	1,470	133,697
Alcoa, Inc.	7,010	107,884
Nucor Corp.	2,168	95,002
PPG Industries, Inc.	1,120	94,158
International Paper Co.	3,000	81,720
Ecolab, Inc.	1,590	80,168
Cliffs Natural Resources, Inc.	928	72,393
CF Industries Holdings, Inc.	490	66,223
United States Steel Co.	990	57,836
Sigma-Aldrich Corp.	830	55,245
Sherwin-Williams Co.	610	51,087
Eastman Chemical Co.	496	41,704
Ball Corp.	610	41,510
FMC Corp.	500	39,945
Vulcan Materials Co.	877	38,904
Allegheny Technologies, Inc.	676	37,302
Owens-Illinois, Inc.*	1,120	34,384
Airgas, Inc.	510	31,855
International Flavors & Fragrances, Inc.	550	30,574
MeadWestvaco Corp.	1,150	30,084
Sealed Air Corp.	1,100	27,995
Bemis Company, Inc.	740	24,168
AK Steel Holding Corp.	760	12,441
Titanium Metals Corp.*	620	10,652

Total Materials		2,933,943

UTILITIES — 1.5%
Southern Co.	5,756	220,052
Exelon Corp.	4,537	188,921
Dominion Resources, Inc.	3,980	170,026
Duke Energy Corp.	9,090	161,893
NextEra Energy, Inc.	2,850	148,172
PG&E Corp.	2,689	128,642
American Electric Power Company, Inc.	3,300	118,734
Public Service Enterprise Group, Inc.	3,470	110,381
Consolidated Edison, Inc.	1,990	98,644
Entergy Corp.	1,240	87,829
Progress Energy, Inc.	2,010	87,395
PPL Corp.	3,320	87,382
Sempra Energy	1,650	86,592
Edison International	2,240	86,464
FirstEnergy Corp.	2,090	77,372
Xcel Energy, Inc.	3,160	74,418
AES Corp.*	4,540	55,297
DTE Energy Co.	1,160	52,571
Wisconsin Energy Corp.	800	47,088
Ameren Corp.	1,650	46,513
CenterPoint Energy, Inc.	2,900	45,588
Constellation Energy Group, Inc.	1,370	41,963
Oneok, Inc.	730	40,493
Northeast Utilities	1,208	38,511
NiSource, Inc.	1,907	33,601
NRG Energy, Inc.*	1,700	33,218
SCANA Corp.	780	31,668
CMS Energy Corp.	1,675	31,155
Pinnacle West Capital Corp.	750	31,088
Allegheny Energy, Inc.	1,170	28,361
Pepco Holdings, Inc.	1,541	28,123
TECO Energy, Inc.	1,470	26,166
Integrys Energy Group, Inc.	530	25,710
Nicor, Inc.	309	15,425

Total Utilities		2,585,456

TELECOMMUNICATION SERVICES - 1.5%
AT&T, Inc.	40,570	1,191,947
Verizon Communications, Inc.	19,400	694,132

14 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2010

S&P 500 2x STRATEGY FUND

	Shares	Value

American Tower Corp. — Class A*	2,740	$141,494
CenturyLink, Inc.	2,077	95,895
Qwest Communications International, Inc.	11,958	91,000
Sprint Nextel Corp.*	20,495	86,694
Frontier Communications Corp.	6,821	66,368
Windstream Corp.	3,320	46,281
MetroPCS Communications, Inc.*	1,800	22,734

Total Telecommunication Services		2,436,545

Total Common Stocks
(Cost $47,234,681)		78,452,637

	Face
	Amount
REPURCHASE AGREEMENTS ††,1 — 66.8%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11[2]	$83,446,499	83,446,499
BNP Paribas Securities Corp. issued 12/31/10 at 0.13% due 01/03/11	27,839,368	27,839,368

Total Repurchase Agreements
(Cost $111,285,867)		111,285,867

Total Investments — 113.9%
(Cost $158,520,548)		$189,738,504

Liabilities, Less Cash &
Other Assets — (13.9)%		(23,204,120)

Total Net Assets — 100.0%		$166,534,384

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED †
March 2011 S&P 500 Index
Mini Futures Contracts (Aggregate Value of Contracts $60,290,738)	961	$492,386

	Units
EQUITY INDEX SWAP AGREEMENTS † †
Credit Suisse Capital, LLC January 2011 S&P 500 Index Swap, Terminating 01/28/11[3] (Notional Value $110,776,318)	88,083	$28,339
Goldman Sachs International January 2011 S&P 500 Index Swap, Terminating 01/27/11[3] (Notional Value $30,078,899)	23,917	15,217
Morgan Stanley Capital Services, Inc. January 2011 S&P 500 Index Swap, Terminating 01/26/11[3] (Notional Value $52,181,101)	41,491	(20,229)

(Total Notional Value $193,036,318)		$23,327

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 7.

† †	Value determined based on Level 2 inputs — See Note 7.

[1]	Repurchase Agreements — See Note 6.

[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2010.

[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Notes to Financial Statements.	the RYDEX SGI dynamic funds annual report | 15

S&P 500 2x STRATEGY FUND
STATEMENT OF ASSETS ANDLIABILITIES
December 31, 2010

Assets:
Investments, at value	$78,452,637
Repurchase agreements, at value	111,285,867

Total investments	189,738,504
Segregated cash with broker	8,068,558
Unrealized appreciation on swap agreements	43,556
Receivables:
Variation margin	39,299
Fund shares sold	5,424,899
Dividends	92,054
Interest	332

Total assets	203,407,202

Liabilities:
Unrealized depreciation on swap agreements	20,229
Payable for:
Swap settlement	89,644
Fund shares redeemed	36,477,511
Management fees	101,772
Custodian fees	3,732
Transfer agent/maintenance fees	28,270
Distribution and service fees	39,266
Portfolio accounting fees	16,962
Other	95,432

Total liabilities	36,872,818

Net Assets	$166,534,384

Net Assets Consist of:
Paid in capital	$229,463,940
Accumulated net investment loss	—
Accumulated net realized loss on investments	(94,663,225)
Net unrealized appreciation on investments	31,733,669

Net assets	$166,534,384

A-Class:
Net assets	$11,444,908
Capital shares outstanding	419,113
Net asset value per share	$27.31
Maximum offering price per share*	$28.66

C-Class:
Net assets	$16,800,580
Capital shares outstanding	667,826
Net asset value per share	$25.16

H-Class:
Net assets	$138,288,896
Capital shares outstanding	5,063,665
Net asset value per share	$27.31

Investments, at cost	$47,234,681
Repurchase agreements, at cost	111,285,867

Total cost	$158,520,548

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2010

Investment Income:
Dividends	$1,729,233
Interest	97,737

Total investment income	1,826,970

Expenses:
Management fees	1,369,680
Transfer agent and administrative fees	380,467
Distribution and service fees:
A-Class	28,293
C-Class	168,115
H-Class	310,145
Portfolio accounting fees	228,281
Trustees’ fees**	20,759
Registration fees	158,784
Miscellaneous	178,505

Total expenses	2,843,029

Net investment loss	(1,016,059)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	19,659,199
Equity index swaps	33,012,219
Futures contracts	(170,227)

Net realized gain	52,501,191

Net change in unrealized appreciation (depreciation) on:
Investments	(11,580,408)
Equity index swaps	(526,599)
Futures contracts	1,376,877

Net change in unrealized appreciation (depreciation)	(10,730,130)

Net realized and unrealized gain	41,771,061

Net increase in net assets resulting from operations	$40,755,002

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

16 | the RYDEX|SGI dynamic funds annual report	See Notes to Financial Statements.

S&P 500 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2010	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,016,059)	$(926,742)
Net realized gain on investments	52,501,191	24,699,091
Net change in unrealized appreciation (depreciation) on investments	(10,730,130)	25,212,372

Net increase in net assets resulting from operations	40,755,002	48,984,721

Distributions to shareholders from:
Net investment income
A-Class	—	(9,570)
C-Class	—	(19,180)
H-Class	—	(96,122)

Total distributions to shareholders	—	(124,872)

Capital share transactions:
Proceeds from sale of shares
A-Class	17,080,890	29,721,462
C-Class	149,197,675	331,070,216
H-Class	7,353,383,042	8,830,667,072
Distributions reinvested
A-Class	—	8,571
C-Class	—	18,164
H-Class	—	90,219
Cost of shares redeemed
A-Class	(22,088,409)	(35,327,532)
C-Class	(157,292,773)	(347,910,192)
H-Class	(7,540,003,442)	(8,690,659,207)

Net increase (decrease) from capital share transactions	(199,723,017)	117,678,773

Net increase (decrease) in net assets	(158,968,015)	166,538,622
Net assets:
Beginning of year	325,502,399	158,963,777

End of year	$166,534,384	$325,502,399

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	756,228	2,107,353
C-Class	7,095,692	24,023,057
H-Class	325,471,385	539,151,616
Shares reinvested
A-Class	—	403
C-Class	—	918
H-Class	—	4,235
Shares redeemed
A-Class	(976,063)	(2,537,912)
C-Class	(7,471,046)	(25,256,748)
H-Class	(333,578,428)	(533,314,798)

Net increase (decrease) in shares	(8,702,232)	4,178,124

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 17

S&P 500 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the years presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$22.03	$15.10	$47.66	$47.50	$39.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.11)	(.03)	.17	.38	(.32)
Net gain (loss) on investments (realized and unrealized)	5.39	6.98	(32.65)	.11	9.61

Total from investment operations	5.28	6.95	(32.48)	.49	9.29

Less distributions from:
Net investment income	—	(.02)	(.08)	(.33)	(.79)

Total distributions	—	(.02)	(.08)	(.33)	(.79)

Net asset value, end of period	$27.31	$22.03	$15.10	$47.66	$47.50

Total Return[d]	23.92%	46.00%	(68.14%)	0.99%	23.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,445	$14,077	$16,149	$18,931	$15,242

Ratios to average net assets:
Net investment income (loss)	(0.47%)	(0.25%)	0.58%	0.77%	(0.75%)
Combined net investment income[a]	—	—	—	—	0.63%
Total expenses[b]	1.78%	1.81%	1.73%	1.70%	1.68%

Portfolio turnover rate	145%	187%	92%	40%	19%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$20.44	$14.13	$44.94	$45.14	$37.37

Income (loss) from investment operations:
Net investment income (loss)[c]	(.25)	(.14)	(.05)	.01	(.61)
Net gain (loss) on investments (realized and unrealized)	4.97	6.47	(30.68)	.12	9.17

Total from investment operations	4.72	6.33	(30.73)	.13	8.56

Less distributions from:
Net investment income	—	(.02)	(.08)	(.33)	(.79)

Total distributions	—	(.02)	(.08)	(.33)	(.79)

Net asset value, end of period	$25.16	$20.44	$14.13	$44.94	$45.14

Total Return[d]	23.04%	44.77%	(68.37%)	0.24%	22.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,801	$21,325	$32,159	$50,376	$57,885

Ratios to average net assets:
Net investment income (loss)	(1.21%)	(0.99%)	(0.16%)	0.03%	(1.52%)
Combined net investment loss[a]	—	—	—	—	(0.14%)
Total expenses[b]	2.53%	2.57%	2.48%	2.45%	2.44%

Portfolio turnover rate	145%	187%	92%	40%	19%

18 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

S&P 500 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the years presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$22.03	$15.10	$47.63	$47.49	$38.98

Income (loss) from investment operations:
Net investment income (loss)[c]	(.14)	(.07)	.16	.41	(.32)
Net gain (loss) on investments (realized and unrealized)	5.42	7.02	(32.61)	.06	9.62

Total from investment operations	5.28	6.95	(32.45)	.47	9.30

Less distributions from:
Net investment income	—	(.02)	(.08)	(.33)	(.79)

Total distributions	—	(.02)	(.08)	(.33)	(.79)

Net asset value, end of period	$27.31	$22.03	$15.10	$47.63	$47.49

Total Return[d]	23.97%	46.00%	(68.12%)	0.95%	23.84%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$138,289	$290,100	$110,656	$277,926	$285,214

Ratios to average net assets:
Net investment income (loss)	(0.61%)	(0.45%)	0.53%	0.81%	(0.77%)
Combined net investment income[a]	—	—	—	—	0.61%
Total expenses[b]	1.78%	1.81%	1.73%	1.70%	1.69%

Portfolio turnover rate	145%	187%	92%	40%	19%

[a]	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Combined net investment income (loss)” for the year ended December 31, 2006 do not reflect the net investment income of the former Master Portfolio. Prior to January 1, 2007, the S&P 500 2x Strategy Fund operated under a Master-Feeder Structure.

[b]	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006. Prior to January 1, 2007, the S&P 500 2x Strategy Fund operated under a Master-Feeder Structure.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 19

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) December 31, 2010

INVERSE S&P 500 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500 Index (the “underlying index”).
For the one-year period ended December 31, 2010, Inverse S&P 500 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index. Inverse S&P 500 2x Strategy Fund H-Class returned -32.87%, while the S&P 500 Index returned 15.06% over the same time period.
Consumer Discretionary (2.73%), Industrials (2.68%) and Energy (2.23%) provided the most performance to the index during the year. Utilities (0.24%), Health Care (0.33%) Telecommunication Services (0.61%) provided the least performance to the index during the year.
Apple, Inc., General Electric Co. and Citigroup, Inc. were among the stocks which provided the most performance to the index during the year. Microsoft Corp., Hewlett-Packard Co. and Cisco Systems, Inc. were among the stocks which provided the least performance to the index during the year.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000
The Fund invests principally in derivative investments such as equity index swap agreements and futures contracts.
20 | the RYDEX | SGI dynamic funds annual report

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
INVERSE S&P 500 2x STRATEGY FUND
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/10

	A-Class					C-Class
	(09/01/04)					(03/07/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR *	YEAR	YEAR *	INCEPTION	INCEPTION *	YEAR	YEAR **	YEAR	INCEPTION

INVERSE S&P 500 2x STRATEGY FUND	-32.90%	-36.10%	-15.28%	-16.10%	-15.50%	-16.15%	-33.35%	-34.01%	-15.90%	-12.50%
S&P 500 INDEX	15.06%	15.06%	2.29%	2.29%	4.16%	4.16%	15.06%	15.06%	2.29%	1.88%

	H-Class
	(05/19/00)
	ONE	FIVE	TEN
	YEAR	YEAR	YEAR
INVERSE S&P 500 2x STRATEGY FUND	-32.87%	-15.27%	-10.97%
S&P 500 INDEX	15.06%	2.29%	1.41%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
the RYDEX | SGI dynamic funds annual report | 21

SCHEDULE OF INVESTMENTS	December 31, 2010
INVERSE S&P 500 2x STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† — 29.5%
Federal Farm Credit[1] 0.21% due 06/27/11	$23,000,000	$22,982,106
Freddie Mac[2] 0.21% due 06/20/11	20,000,000	19,985,060

Total Federal Agency Discount Notes (Cost $42,955,947)		42,967,166

REPURCHASE AGREEMENTS††,3 — 65.0%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11[4]	72,938,086	72,938,086
BNP Paribas Securities Corp. issued 12/31/10 at 0.13% due 01/03/11	21,677,859	21,677,859

Total Repurchase Agreements (Cost $94,615,945)		94,615,945

Total Investments — 94.5% (Cost $137,571,892)		$137,583,111

Cash & Other Assets, Less Liabilities — 5.5%		8,081,438

Total Net Assets — 100.0%		$145,664,549

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
March 2011 S&P 500 Index
Mini Futures Contracts (Aggregate Value of Contracts $26,098,800)	416	$(27,621)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley Capital Services, Inc. January 2011 S&P 500 Index Swap, Terminating 01/26/11[5] (Notional Value $13,946,503)	11,089	$(3,906)
Goldman Sachs International January 2011 S&P 500 Index Swap, Terminating 01/27/11[5] (Notional Value $98,030,424)	77,948	(30,516)
Credit Suisse Capital, LLC January 2011 S&P 500 Index Swap, Terminating 01/28/11[5] (Notional Value $154,674,237)	122,988	(34,974)

(Total Notional Value $266,651,164)		$(69,396)

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[3]	Repurchase Agreements — See Note 6.

[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2010.

[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

22 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

INVERSE S&P 500 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010

Assets:
Investments, at value	$42,967,166
Repurchase agreements, at value	94,615,945

Total investments	137,583,111
Segregated cash with broker	3,625,985
Receivables:
Fund shares sold	11,102,131
Interest	281

Total assets	152,311,508

Liabilities:
Unrealized depreciation on swap agreements	69,396
Payable for:
Swap settlement	45,878
Variation margin	5,200
Fund shares redeemed	6,193,490
Management fees	120,935
Custodian fees	4,434
Transfer agent/maintenance fees	33,593
Distribution and service fees	38,726
Portfolio accounting fees	20,156
Other	115,151

Total liabilities	6,646,959

Net Assets	$145,664,549

Net assets consist of:
Paid in capital	$666,838,275
Accumulated net investment loss	—
Accumulated net realized loss on investments	(521,087,928)
Net unrealized depreciation on investments	(85,798)

Net assets	$145,664,549

A-Class:
Net assets	$6,901,571
Capital shares outstanding	432,717
Net asset value per share	$15.95
Maximum offering price per share*	$16.75

C-Class:
Net assets	$8,654,003
Capital shares outstanding	586,527
Net asset value per share	$14.75

H-Class:
Net assets	$130,108,975
Capital shares outstanding	8,145,901
Net asset value per share	$15.97

Investments, at cost	$42,955,947
Repurchase agreements, at cost	94,615,945

Total cost	$137,571,892

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2010

Investment Income:
Interest	$365,324

Total investment income	365,324

Expenses:
Management fees	1,820,386
Transfer agent and administrative fees	505,662
Distribution and service fees:
A-Class	24,930
C-Class	115,314
H-Class	451,904
Portfolio accounting fees	303,399
Trustees’ fees**	22,721
Registration fees	247,023
Miscellaneous	209,686

Total expenses	3,701,025

Net investment loss	(3,335,701)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(120,888)
Equity index swaps	(69,856,915)
Futures contracts	(34,728,279)

Net realized loss	(104,706,082)

Net change in unrealized appreciation (depreciation) on:
Investments	67,371
Equity index swaps	(118,490)
Futures contracts	(138,313)

Net change in unrealized appreciation (depreciation)	(189,432)

Net realized and unrealized loss	(104,895,514)

Net decrease in net assets resulting from operations	$(108,231,215)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 23

INVERSE S&P 500 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2010	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(3,335,701)	$(3,645,346)
Net realized loss on investments	(104,706,082)	(105,642,968)
Net change in unrealized appreciation (depreciation) on investments	(189,432)	1,729,661

Net decrease in net assets resulting from operations	(108,231,215)	(107,558,653)

Distributions to shareholders form:
Net investment income
A-Class	—	(6,513)
C-Class	—	(12,256)
H-Class	—	(126,876)

Total distributions to shareholders	—	(145,645)

Capital share transactions:
Proceeds from sale of shares
A-Class	38,014,781	47,654,808
C-Class	256,801,623	509,215,846
H-Class	5,315,949,626	8,088,530,116
Distributions reinvested
A-Class	—	5,973
C-Class	—	10,447
H-Class	—	120,599
Cost of shares redeemed
A-Class	(33,042,561)	(50,158,436)
C-Class	(257,986,355)	(495,351,768)
H-Class	(5,210,061,195)	(8,058,543,695)

Net increase from capital share transactions	109,675,919	41,483,890

Net increase (decrease) in net assets	1,444,704	(66,220,408)
Net assets:
Beginning of year	144,219,845	210,440,253

End of year	$145,664,549	$144,219,845

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	1,691,761	1,283,484
C-Class	13,091,073	15,773,537
H-Class	246,137,142	211,404,486
Shares reinvested
A-Class	—	242
C-Class	—	455
H-Class	—	4,886
Shares redeemed
A-Class	(1,556,423)	(1,295,820)
C-Class	(13,169,775)	(15,497,689)
H-Class	(243,137,024)	(209,958,667)

Net increase in shares	3,056,754	1,714,914

24 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

INVERSE S&P 500 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the years presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$23.77	$48.14	$29.16	$31.38	$39.49

Income (loss) from investment operations:
Net investment income (loss)[c]	(.34)	(.61)	.10	.97	(.28)
Net gain (loss) on investments (realized and unrealized)	(7.48)	(23.74)	19.18	(2.27)	(6.63)

Total from investment operations	(7.82)	(24.35)	19.28	(1.30)	(6.91)

Less distributions from:
Net investment income	—	(.02)	(.30)	(.92)	(1.20)

Total distributions	—	(.02)	(.30)	(.92)	(1.20)

Net asset value, end of period	$15.95	$23.77	$48.14	$29.16	$31.38

Total Return[d]	(32.90%)	(50.58%)	66.10%	(3.99%)	(17.46%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,902	$7,069	$14,897	$15,381	$12,818

Ratios to average net assets:
Net investment income (loss)	(1.60%)	(1.60%)	0.27%	3.27%	(0.76%)
Combined net investment income[a]	—	—	—	—	3.42%
Total expenses[b]	1.79%	1.80%	1.74%	1.70%	1.69%

Portfolio turnover rate	—	—	—	—	—

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$22.13	$45.16	$27.56	$29.94	$38.05

Income (loss) from investment operations:
Net investment income (loss)[c]	(.44)	(.79)	(.15)	.72	(.54)
Net gain (loss) on investments (realized and unrealized)	(6.94)	(22.22)	18.05	(2.18)	(6.37)

Total from investment operations	(7.38)	(23.01)	17.90	(1.46)	(6.91)

Less distributions from:
Net investment income	—	(.02)	(.30)	(.92)	(1.20)

Total distributions	—	(.02)	(.30)	(.92)	(1.20)

Net asset value, end of period	$14.75	$22.13	$45.16	$27.56	$29.94

Total Return[d]	(33.35%)	(50.95%)	64.93%	(4.71%)	(18.12%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,654	$14,720	$17,565	$26,565	$29,458

Ratios to average net assets:
Net investment income (loss)	(2.35%)	(2.39%)	(0.42%)	2.56%	(1.51%)
Combined net investment income[a]	—	—	—	—	2.67%
Total expenses[b]	2.54%	2.59%	2.49%	2.45%	2.43%

Portfolio turnover rate	—	—	—	—	—

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 25

INVERSE S&P 500 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the years presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$23.79	$48.17	$29.16	$31.38	$39.51

Income (loss) from investment operations:
Net investment income (loss)[c]	(.34)	(.60)	.11	.99	(.28)
Net gain (loss) on investments (realized and unrealized)	(7.48)	(23.76)	19.20	(2.29)	(6.65)

Total from investment operations	(7.82)	(24.36)	19.31	(1.30)	(6.93)

Less distributions from:
Net investment income	—	(.02)	(.30)	(.92)	(1.20)

Total distributions	—	(.02)	(.30)	(.92)	(1.20)

Net asset value, end of period	$15.97	$23.79	$48.17	$29.16	$31.38

Total Return[d]	(32.87%)	(50.57%)	66.21%	(3.99%)	(17.50%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$130,109	$122,431	$177,979	$175,558	$217,944

Ratios to average net assets:
Net investment income (loss)	(1.61%)	(1.62%)	0.29%	3.32%	(0.77%)
Combined net investment income[a]	—	—	—	—	3.41%
Total expenses[b]	1.79%	1.81%	1.73%	1.71%	1.69%

Portfolio turnover rate	—	—	—	—	—

[a]	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Combined net investment income (loss)” for the year ended December 31, 2006 do not reflect the net investment income of the former Master Portfolio. Prior to January 1, 2007, the Inverse S&P 500 2x Strategy Fund operated under a Master-Feeder Structure.

[b]	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006. Prior to January 1, 2007, the Inverse S&P 500 2x Strategy Fund operated under a Master-Feeder Structure.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

26 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

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the RYDEX | SGI dynamic funds annual report | 27

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	December 31, 2010
NASDAQ-100® 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”).
For the one-year period ended December 31, 2010, with the NASDAQ-100 Index up 20.15%, the NASDAQ-100 2x Strategy Fund H-Class returned 36.46%. For the one year period ended December 31, 2010, the Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.
Information Technology (12.67%) and Consumer Discretionary (4.08%) contributed most to the performance of the index during the year, while Materials (0.12%), Consumer Staples (0.20%) and Telecommunication Services (0.58%) were among the sectors which contributed the least to performance of the index.
Apple, Inc., Baidu, Inc. and Oracle Corp. were among the stocks which provided the most performance to the index, while Microsoft Corp., Cisco Systems, Inc. and Research in Motion Ltd. were among the stocks which provided the least performance to the index during the year.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
     Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings
(% of Total Net Assets)

Apple, Inc.	13.8%
QUALCOMM, Inc.	3.2%
Google, Inc. — Class A	3.0%
Microsoft Corp.	2.7%
Oracle Corp.	2.2%
Amazon.com, Inc.	1.8%
Intel Corp.	1.4%
Cisco Systems, Inc.	1.3%
Teva Pharmaceutical
Industries Ltd. ADR	1.3%
Starbucks Corp.	1.1%

Top Ten Total	31.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
28  |  the RYDEX | SGI dynamic funds annual report

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
NASDAQ-100® 2x STRATEGY FUND
Cumulative Fund Performance

†     Initial investment has been adjusted for the maximum sales charge of 4.75%.
†† Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/10

			A-Class				C-Class
			(09/01/04)				(11/20/00)

	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	TEN
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	YEAR

NASDAQ-100® 2x STRATEGY FUND	36.37%	29.89%	1.99%	1.01%	6.07%	5.26%	35.33%	34.33%	1.19%	-14.30%
NASDAQ-100 INDEX	20.15%	20.15%	6.80%	6.80%	8.41%	8.41%	20.15%	20.15%	6.80%	1.41%

	H-Class
	(05/24/00)
	ONE	FIVE	TEN
	YEAR	YEAR	YEAR

NASDAQ-100® 2x STRATEGY FUND	36.46%	2.00%	-13.40%
NASDAQ-100 INDEX	20.15%	6.80%	1.41%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The NASDAQ-100 Index is an unmanaged stock index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
the RYDEX | SGI dynamic funds annual report  |  29

SCHEDULE OF INVESTMENTS	December 31, 2010
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 68.7%
INFORMATION TECHNOLOGY — 44.0%
Apple, Inc.*	112,900	$36,417,024
QUALCOMM, Inc.	172,160	8,520,198
Google, Inc. — Class A*	13,330	7,917,620
Microsoft Corp.	259,820	7,254,174
Oracle Corp.	184,960	5,789,248
Intel Corp.	172,350	3,624,521
Cisco Systems, Inc.*	174,730	3,534,788
Research In Motion Ltd.*	46,150	2,682,699
eBay, Inc.*	85,800	2,387,814
Baidu, Inc. ADR*	24,190	2,335,061
Cognizant Technology Solutions Corp. — Class A*	26,100	1,912,869
NetApp, Inc.*	32,950	1,810,932
Intuit, Inc.*	34,800	1,715,640
Broadcom Corp. — Class A	36,747	1,600,332
Automatic Data Processing, Inc.	30,760	1,423,573
Altera Corp.	38,788	1,380,077
Adobe Systems, Inc.*	43,990	1,354,012
Citrix Systems, Inc.*	19,690	1,346,993
Symantec Corp.*	71,620	1,198,919
Activision Blizzard, Inc.	95,030	1,182,173
CA, Inc.	43,360	1,059,718
SanDisk Corp.*	21,030	1,048,556
Marvell Technology Group Ltd.*	54,770	1,015,984
Fiserv, Inc.*	16,420	961,555
Paychex, Inc.	30,280	935,955
Yahoo!, Inc.*	55,290	919,473
Linear Technology Corp.	26,580	919,402
F5 Networks, Inc.*	6,851	891,726
Xilinx, Inc.	30,330	878,963
BMC Software, Inc.*	18,230	859,362
Applied Materials, Inc.	60,970	856,628
Dell, Inc.*	63,130	855,411
Check Point Software Technologies Ltd.*	18,100	837,306
Autodesk, Inc.*	20,880	797,616
NVIDIA Corp.*	49,740	765,996
Akamai Technologies, Inc.*	16,087	756,893
Infosys Technologies Ltd. ADR	9,910	753,953
Micron Technology, Inc.*	90,035	722,081
KLA-Tencor Corp.	17,860	690,110
Seagate Technology plc*	41,600	625,248
Maxim Integrated Products, Inc.	25,710	607,270
Lam Research Corp.*	11,210	580,454
Flextronics International Ltd.*	73,350	575,798
Electronic Arts, Inc.*	29,520	483,538
Microchip Technology, Inc.	13,700	468,677
VeriSign, Inc.	14,310	467,508
FLIR Systems, Inc.*	14,650	435,838

Total Information Technology		116,159,686

CONSUMER DISCRETIONARY — 10.9%
Amazon.com, Inc.*	26,300	4,734,000
Starbucks Corp.	90,920	2,921,260
Comcast Corp. — Class A	127,880	2,809,524
DIRECTV — Class A*	53,570	2,139,050
News Corp. — Class A	125,990	1,834,414
Priceline.com, Inc.*	4,580	1,829,939
Bed Bath & Beyond, Inc.*	30,750	1,511,363
Wynn Resorts Ltd.	11,920	1,237,773
Staples, Inc.	42,870	976,150
Mattel, Inc.	36,210	920,820
Virgin Media, Inc.	29,120	793,229
NetFlix, Inc.*	4,390	771,323
Liberty Media Corp. — Interactive*	48,430	763,741
Sears Holdings Corp.*	10,150	748,562
O’Reilly Automotive, Inc.*	12,280	741,958
Ross Stores, Inc.	10,750	679,937
Dollar Tree, Inc.*	11,640	652,771
Expedia, Inc.	23,960	601,156
Ctrip.com International Ltd. ADR*	13,487	545,549
Apollo Group, Inc. — Class A*	13,180	520,478
Urban Outfitters, Inc.*	14,310	512,441
Garmin Ltd.	15,830	490,572

Total Consumer Discretionary		28,736,010

HEALTH CARE — 8.8%
Teva Pharmaceutical Industries Ltd. ADR	63,940	3,333,192
Gilead Sciences, Inc.*	70,550	2,556,732
Celgene Corp.*	41,185	2,435,681
Express Scripts, Inc. — Class A*	41,430	2,239,291
Amgen, Inc.*	38,860	2,133,414
Genzyme Corp.*	28,650	2,039,880
Biogen Idec, Inc.*	22,860	1,532,763
Life Technologies Corp.*	16,677	925,574
Intuitive Surgical, Inc.*	3,460	891,815
Mylan, Inc.*	39,020	824,493
Cerner Corp.*	7,280	689,707
Illumina, Inc.*	10,830	685,972
Vertex Pharmaceuticals, Inc.*	18,750	656,812
Warner Chilcott plc — Class A	22,200	500,832
Henry Schein, Inc.*	8,120	498,487
DENTSPLY International, Inc.	12,040	411,407
QIAGEN N.V.*	20,790	406,445
Cephalon, Inc.*	6,470	399,328

Total Health Care		23,161,825

INDUSTRIALS — 2.7%
PACCAR, Inc.	36,070	2,071,139
CH Robinson Worldwide, Inc.	14,480	1,161,151
Expeditors International of Washington, Inc.	18,400	1,004,640
First Solar, Inc.*	6,620	861,527
Joy Global, Inc.	8,950	776,413

30 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2010
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

Fastenal Co.	12,440	$745,280
Stericycle, Inc.*	7,930	641,696

Total Industrials		7,261,846

TELECOMMUNICATION SERVICES - 1.2%
Vodafone Group plc ADR	64,396	1,701,986
Millicom International Cellular S.A.	9,210	880,476
NII Holdings, Inc.*	14,510	648,017

Total Telecommunication Services		3,230,479

CONSUMER STAPLES - 0.8%
Costco Wholesale Corp.	20,090	1,450,699
Whole Foods Market, Inc.	16,003	809,592

Total Consumer Staples		2,260,291

MATERIALS - 0.3%
Sigma-Aldrich Corp.	10,280	684,237

Total Common Stocks
(Cost $103,087,709)		181,494,374

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 26.8%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11[2]	$56,916,076	56,916,076
BNP Paribas Securities Corp. issued 12/31/10 at 0.13% due 01/03/11	13,878,473	13,878,473

Total Repurchase Agreements
(Cost $70,794,549)		70,794,549

Total Investments - 95.5%
(Cost $173,882,258)		$252,288,923

Cash & Other Assets, Less Liabilities - 4.5%		11,855,179

Total Net Assets - 100.0%		$264,144,102

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
March 2011 NASDAQ-100
Index Mini Futures Contracts (Aggregate Value of Contracts $111,616,365)	2,517	$563,583

	Units
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. January 2011 NASDAQ-100 Index Swap, Terminating 01/26/11[3] (Notional Value $13,992,920)	6,309	$(77,086)
Credit Suisse Capital, LLC January 2011 NASDAQ-100 Index Swap, Terminating 01/28/11[3] (Notional Value $61,314,704)	27,646	(315,457)
Goldman Sachs International January 2011 NASDAQ-100 Index Swap, Terminating 01/27/11[3] (Notional Value $160,027,650)	72,154	(792,425)

(Total Notional Value $235,335,274)		$(1,184,968)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	Repurchase Agreements — See Note 6.

[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2010.

[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. ADR — American Depositary Receipt. plc — Public Limited Company.

See Notes to Financial Statements.	the RYDEX |SGI dynamic funds annual report | 31

NASDAQ-100® 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

Assets:
Investments, at value	$181,494,374
Repurchase agreements, at value	70,794,549

Total investments	252,288,923
Segregated cash with broker	8,666,017
Receivables:
Fund shares sold	16,517,180
Dividends	48,588
Interest	208

Total assets	277,520,916

Liabilities:
Unrealized depreciation on swap agreements	1,184,968
Payable for:
Swap settlement	59,216
Variation margin	337,027
Fund shares redeemed	11,248,550
Management fees	203,131
Custodian fees	7,448
Transfer agent/maintenance fees	56,425
Distribution and service fees	69,395
Portfolio accounting fees	33,855
Licensing fees	23,517
Other	153,282

Total liabilities	13,376,814

Net Assets	$264,144,102

Net Assets Consist of:
Paid in capital	$341,879,946
Accumulated net investment loss	—
Accumulated net realized loss on investments	(155,521,124)
Net unrealized appreciation on investments	77,785,280

Net assets	$264,144,102

A-Class:
Net assets	$7,890,389
Capital shares outstanding	65,283
Net asset value per share	$120.86
Maximum offering price per share*	$126.88

C-Class:
Net assets	$20,058,198
Capital shares outstanding	184,749
Net asset value per share	$108.57

H-Class:
Net assets	$236,195,515
Capital shares outstanding	1,952,995
Net asset value per share	$120.94

Investments, at cost	$103,087,709
Repurchase agreements, at cost	70,794,549

Total cost	$173,882,258

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $7,158)	$1,334,887
Interest	81,141
Total investment income	1,416,028

EXPENSES:
Management fees	1,837,754
Transfer agent and administrative fees	510,487
Distribution and service fees:
A-Class	19,905
C-Class	180,450
H-Class	445,470
Portfolio accounting fees	306,293
Trustees’ fees**	24,483
Registration fees	224,440
Miscellaneous	306,352
Total expenses	3,855,634
Net investment loss	(2,439,606)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	24,625,727
Equity index swaps	42,931,701
Futures contracts	5,826,925
Net realized gain	73,384,353
Net change in unrealized appreciation (depreciation) on:
Investments	(7,015,790)
Equity index swaps	(10,405,622)
Futures contracts	(1,252,708)
Net change in unrealized appreciation (depreciation)	(18,674,120)
Net realized and unrealized gain	54,710,233
Net increase in net assets resulting from operations	$52,270,627

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

NASDAQ-100® 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2010	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(2,439,606)	$(2,602,410)
Net realized gain on investments	73,384,353	67,555,282
Net change in unrealized appreciation (depreciation) on investments	(18,674,120)	63,463,885

Net increase in net assets resulting from operations	52,270,627	128,416,757

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	13,952,082	15,424,754
C-Class	204,018,393	250,406,608
H-Class	3,314,100,510	4,806,641,722
Cost of shares redeemed
A-Class	(17,400,978)	(17,257,537)
C-Class	(208,694,561)	(257,675,699)
H-Class	(3,317,175,865)	(4,840,923,757)

Net decrease from capital share transactions	(11,200,419)	(43,383,909)

Net increase in net assets	41,070,208	85,032,848
Net assets:
Beginning of year	223,073,894	138,041,046

End of year	$264,144,102	$223,073,894

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	151,258	312,552
C-Class	2,425,961	4,801,465
H-Class	35,531,207	87,943,152
Shares redeemed
A-Class	(200,332)	(342,136)
C-Class	(2,484,002)	(4,931,084)
H-Class	(35,761,319)	(88,680,762)

Net decrease in shares	(337,227)	(896,813)

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 33

NASDAQ-100® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the years presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2010	2009[e]	2008[e]	2007[e]	2006[e]

Per Share Data
Net asset value, beginning of period	$88.62	$40.54	$148.85	$115.35	$109.50

Income (loss) from investment operations:
Net investment loss[c]	(1.08)	(.73)	(.90)	(.50)	(.80)
Net gain (loss) on investments (realized and unrealized)	33.32	48.81	(107.41)	34.00	6.65

Total from investment operations	32.24	48.08	(108.31)	33.50	5.85

Net asset value, end of period	$120.86	$88.62	$40.54	$148.85	$115.35

Total Return[d]	36.37%	118.60%	(72.76%)	29.04%	5.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,890	$10,134	$5,835	$19,628	$10,474

Ratios to average net assets:
Net investment loss	(1.15%)	(1.25%)	(0.90%)	(0.36%)	(0.77%)
Combined net investment loss[a]	—	—	—	—	(0.65%)
Total expenses[b]	1.82%	1.85%	1.76%	1.74%	1.69%

Portfolio turnover rate	121%	78%	50%	107%	71%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2010	2009[e]	2008[e]	2007[e]	2006[e]

Per Share Data
Net asset value, beginning of period	$80.21	$37.03	$137.05	$106.95	$102.30

Income (loss) from investment operations:
Net investment loss[c]	(1.60)	(1.07)	(1.45)	(1.40)	(1.50)
Net gain (loss) on investments (realized and unrealized)	29.96	44.25	(98.57)	31.50	6.15

Total from investment operations	28.36	43.18	(100.02)	30.10	4.65

Net asset value, end of period	$108.57	$80.21	$37.03	$137.05	$106.95

Total Return[d]	35.33%	116.61%	(72.97%)	28.14%	4.55%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,058	$19,475	$13,791	$46,977	$43,530

Ratios to average net assets:
Net investment loss	(1.88%)	(2.02%)	(1.67%)	(1.10%)	(1.51%)
Combined net investment loss[a]	—	—	—	—	(1.39%)
Total expenses[b]	2.57%	2.60%	2.52%	2.49%	2.43%

Portfolio turnover rate	121%	78%	50%	107%	71%

34 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

NASDAQ-100® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the years presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2010	2009[e]	2008[e]	2007[e]	2006[e]

Per Share Data
Net asset value, beginning of period	$88.62	$40.54	$148.85	$115.35	$109.55

Income (loss) from investment operations:
Net investment loss[c]	(1.07)	(.74)	(.80)	(.40)	(.80)
Net gain (loss) on investments (realized and unrealized)	33.39	48.82	(107.51)	33.90	6.60

Total from investment operations	32.32	48.08	(108.31)	33.50	5.80

Net asset value, end of period	$120.94	$88.62	$40.54	$148.85	$115.35

Total Return[d]	36.46%	118.60%	(72.76%)	29.04%	5.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$236,196	$193,465	$118,414	$402,788	$319,193

Ratios to average net assets:
Net investment loss	(1.13%)	(1.29%)	(0.90%)	(0.28%)	(0.77%)
Combined net investment loss[a]	—	—	—	—	(0.65%)
Total expenses[b]	1.82%	1.84%	1.77%	1.74%	1.69%

Portfolio turnover rate	121%	78%	50%	107%	71%

[a]	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Combined net investment loss” for the year ended December 31, 2006 do not reflect the net investment income of the former Master Portfolio. Prior to January 1, 2007, the Nasdaq-100® 2x Strategy Fund operated under a Master-Feeder Structure.

[b]	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006. Prior to January 1, 2007, the Nasdaq-100® 2x Strategy Fund operated under a Master-Feeder Structure.

[c]	Net investment loss per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Per share amounts for the period December 31, 2005 — April 19, 2009 have been restated to reflect a 1:5 reverse stock split effective April 20, 2009.

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 35

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	December 31, 2010
INVERSE NASDAQ-100® 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100 Index (the “underlying index”).
For the one-year period ended December 31, 2010, with the NASDAQ-100 Index up 20.15%, the Inverse NASDAQ-100 2x Strategy Fund H-Class returned -39.26% over the same time period. For the one-year period ended December 31, 2010, Inverse NASDAQ-100® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.
Information Technology (12.67%) and Consumer Discretionary (4.08%) contributed most to the performance of the index during the year, while Materials (0.12%), Consumer Staples (0.20%) and Telecommunication Services (0.58%) were among the sectors which contributed the least to performance of the index.
Apple, Inc., Baidu, Inc. and Oracle Corp. were among the stocks which provided the most performance to the index, while Microsoft Corp., Cisco Systems, Inc. and Research in Motion Ltd. were among the stocks which provided the least performance to the index during the year.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000
The Fund invests principally in derivative investments such as equity index swap agreements and futures contracts.
36   | the RYDEX  |  SGI dynamic funds annual report

PERFORMANCE REPORT AND FUND PROFILE     (Unaudited)     (concluded)
INVERSE NASDAQ-100® 2x STRATEGY FUND
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/10

			A-Class					C-Class
			(09/01/04)					(03/08/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR *	YEAR	YEAR *	INCEPTION	INCEPTION *	YEAR	YEAR **	YEAR	INCEPTION

INVERSE NASDAQ-100® 2x STRATEGY FUND	-39.21%	-42.13%	-23.94%	-24.68%	-23.81%	-24.39%	-39.53%	-40.14%	-24.49%	-22.31%
NASDAQ-100 INDEX	20.15%	20.15%	6.80%	6.80%	8.41%	8.41%	20.15%	20.15%	6.80%	1.81%

		H-Class
	(05/23/00)
	ONE	FIVE	TEN
	YEAR	YEAR	YEAR

INVERSE NASDAQ-100® 2x STRATEGY FUND	-39.26%	-23.97%	-20.52%
NASDAQ-100 INDEX	20.15%	6.80%	1.41%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The NASDAQ-100 Index is an unmanaged stock index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
the RYDEX | SGI dynamic funds annual report | 37

SCHEDULE OF INVESTMENTS	December 31, 2010
INVERSE NASDAQ-100® 2x STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTE†† — 17.2%
Fannie Mae[1] 0.21% due 06/15/11	$10,000,000	$9,992,760

Total Federal Agency Discount Note
(Cost $9,990,374)		9,992,760

WORLD BANK DISCOUNT NOTE†† — 8.6%
World Bank Discount Note 0.21% due 04/01/11	5,000,000	4,998,655

Total World Bank Discount Note
(Cost $4,997,346)		4,998,655

REPURCHASE AGREEMENTS ††,2 — 81.4%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11[3]	36,219,408	36,219,408
BNP Paribas Securities Corp. issued 12/31/10 at 0.13% due 01/03/11	11,240,787	11,240,787

Total Repurchase Agreements
(Cost $47,460,195)		47,460,195

Total Investments — 107.2%
(Cost $62,447,915)		$62,451,610

Liabilities, Less Cash & Other Assets — (7.2)%		(4,174,332)

Total Net Assets — 100.0%		$58,277,278

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT†
March 2011 NASDAQ-100 Index
Mini Futures Contracts (Aggregate Value of Contracts $7,760,375)	175	$55,368

	Units

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC January 2011 Index Swap, Terminating 01/28/11[4] (Notional Value $94,569,324)	42,640	$510,936
Goldman Sachs International January 2011 Index Swap, Terminating 01/27/11[4] (Notional Value $12,482,803)	5,628	48,281
Morgan Stanley Capital Services, Inc. January 2011 Index Swap, Terminating 01/26/11[4] (Notional Value $1,615,944)	729	8,740

(Total Notional Value $108,668,071)		$567,957

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	Repurchase Agreements — See Note 6.

3	All or a portion of this security is pledged as equity index swap collateral at December 31, 2010.

4	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

38 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

INVERSE NASDAQ-100® 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010

Assets:
Investments, at value	$14,991,415
Repurchase agreements, at value	47,460,195

Total investments	62,451,610
Segregated cash with broker	869,654
Unrealized appreciation on swap agreements	567,957
Receivable for swap settlement	47,831
Receivables:
Variation margin	35,170
Fund shares sold	2,725,968
Interest	141

Total assets	66,698,331

Liabilities:
Payable for:
Fund shares redeemed	8,283,725
Management fees	44,293
Custodian fees	1,624
Transfer agent/maintenance fees	12,303
Distribution and service fees	14,545
Portfolio accounting fees	7,382
Licensing fees	6,151
Other	51,030

Total liabilities	8,421,053

Net assets	$58,277,278

Net assets consist of:
Paid in capital	$486,161,233
Accumulated net investment loss	—
Accumulated net realized loss on investments	(428,510,975)
Net unrealized appreciation on investments	627,020

Net assets	$58,277,278

A-Class:
Net assets	$1,045,330
Capital shares outstanding	235,025
Net asset value per share	$4.45
Maximum offering price per share*	$4.67

C-Class:
Net assets	$3,484,523
Capital shares outstanding	843,569
Net asset value per share	$4.13

H-Class:
Net assets	$53,747,425
Capital shares outstanding	12,098,666
Net asset value per share	$4.44
Investments, at cost	$14,987,720
Repurchase agreements, at cost	47,460,195

Total cost	$62,447,915

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended December 31, 2010

Investment income:
Interest	$125,368

Total investment income	125,368

Expenses:
Management fees	722,564
Transfer agent and administrative fees	200,712
Distribution and service fees:
A-Class	4,299
C-Class	55,020
H-Class	182,658
Portfolio accounting fees	120,428
Trustees’ fees**	9,579
Registration fees	101,645
Miscellaneous	103,526

Total expenses	1,500,431

Net investment loss	(1,375,063)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(18,368)
Equity index swaps	(37,119,532)
Futures contracts	(3,642,823)

Net realized loss	(40,780,723)

Net unrealized appreciation (depreciation) on:
Investments	13,445
Equity index swaps	4,565,037
Futures contracts	26,712

Net change in unrealized appreciation (depreciation)	4,605,194

Net realized and unrealized loss	(36,175,529)

Net decrease in net assets resulting from operations	$(37,550,592)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 39

INVERSE NASDAQ-100® 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2010	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,375,063)	$(1,876,228)
Net realized loss on investments	(40,780,723)	(116,140,773)
Net change in unrealized appreciation (depreciation) on investments	4,605,194	(4,541,124)

Net decrease in net assets resulting from operations	(37,550,592)	(122,558,125)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	7,962,213	11,967,185
C-Class	170,878,835	171,670,734
H-Class	1,995,279,387	3,938,272,883
Cost of shares redeemed
A-Class	(7,045,330)	(12,477,863)
C-Class	(169,609,604)	(166,928,910)
H-Class	(1,969,846,869)	(3,875,081,673)

Net increase from capital share transactions	27,618,632	(67,422,356)

Net decrease in net assets	(9,931,960)	(55,135,769)
Net assets:
Beginning of year	68,209,238	123,345,007

End of year	$58,277,278	$68,209,238

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	1,140,401	789,527
C-Class	29,262,935	16,633,905
H-Class	321,044,480	322,250,528
Shares redeemed
A-Class	(1,080,564)	(789,823)
C-Class	(29,134,003)	(16,333,091)
H-Class	(317,434,911)	(318,831,235)

Net increase in shares	3,798,338	3,719,811

40 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

INVERSE NASDAQ-100® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the years presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2010	2009	2008	2007	2006
| | | | |
Per Share Data
Net asset value, beginning of period	$7.32	$21.92	$11.78	$17.22	$19.44

Income (loss) from investment operations:
Net investment income (loss)[c]	(.11)	(.24)	.03	.51	(.15)
Net gain (loss) on investments (realized and unrealized)	(2.76)	(14.36)	10.22	(5.21)	(1.43)

Total from investment operations	(2.87)	(14.60)	10.25	(4.70)	(1.58)

Less distributions from:
Net investment income	—	—	(.11)	(.74)	(.64)

Total distributions	—	—	(.11)	(.74)	(.64)

Net asset value, end of period	$4.45	$7.32	$21.92	$11.78	$17.22

Total Return[d]	(39.21%)	(66.61%)	87.03%	(27.10%)	(8.04%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,045	$1,282	$3,847	$4,371	$7,981

Ratios to average net assets:
Net investment income (loss)	(1.66%)	(1.67%)	0.21%	3.49%	(0.77%)
Combined net investment income[a]	—	—	—	—	3.35%
Total expenses[b]	1.82%	1.83%	1.76%	1.75%	1.69%

Portfolio turnover rate	—	—	—	—	—

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2010	2009	2008	2007	2006
| | | | |
Per Share Data
Net asset value, beginning of period	$6.83	$20.62	$11.17	$16.51	$18.80

Income (loss) from investment operations:
Net investment income (loss)[c]	(.13)	(.28)	(.06)	.39	(.29)
Net gain (loss) on investments (realized and unrealized)	(2.57)	(13.51)	9.62	(4.99)	(1.36)

Total from investment operations	(2.70)	(13.79)	9.56	(4.60)	(1.65)

Less distributions from:
Net investment income	—	—	(.11)	(.74)	(.64)

Total distributions	—	—	(.11)	(.74)	(.64)

Net asset value, end of period	$4.13	$6.83	$20.62	$11.17	$16.51

Total Return[d]	(39.53%)	(66.88%)	85.61%	(27.67%)	(8.69%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,485	$4,879	$8,532	$17,791	$32,553

Ratios to average net assets:
Net investment income (loss)	(2.41%)	(2.39%)	(0.40%)	2.77%	(1.52%)
Combined net investment income[a]	—	—	—	—	2.60%
Total expenses[b]	2.57%	2.59%	2.51%	2.50%	2.44%

Portfolio turnover rate	—	—	—	—	—

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 41

INVERSE NASDAQ-100® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the years presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$7.31	$21.89	$11.77	$17.21	$19.43

Income (loss) from investment operations:
Net investment income (loss)[c]	(.10)	(.21)	.05	.52	(.15)
Net gain (loss) on investments (realized and unrealized)	(2.77)	(14.37)	10.18	(5.22)	(1.43)

Total from investment operations	(2.87)	(14.58)	10.23	(4.70)	(1.58)

Less distributions from:
Net investment income	—	—	(.11)	(.74)	(.64)

Total distributions	—	—	(.11)	(.74)	(.64)

Net asset value, end of period	$4.44	$7.31	$21.89	$11.77	$17.21

Total Return[d]	(39.26%)	(66.61%)	86.93%	(27.12%)	(8.05%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,747	$62,049	$110,965	$164,133	$340,974

Ratios to average net assets:
Net investment income (loss)	(1.66%)	(1.69%)	0.35%	3.52%	(0.77%)
Combined net investment income[a]	—	—	—	—	3.35%
Total expenses[b]	1.82%	1.84%	1.76%	1.75%	1.69%

Portfolio turnover rate	—	—	—	—	—

a	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Combined net investment income (loss)” for the year ended December 31, 2006 do not reflect the net investment income of the former Master Portfolio. Prior to January 1, 2007, the Inverse NASDAQ-100® 2x Strategy Fund operated under a Master-Feeder Structure.

b	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006. Prior to January 1, 2007, the Inverse NASDAQ-100® 2x Strategy Fund operated under a Master-Feeder Structure.

c	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

d	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

42 | the RYDEX|SGI dynamic funds annual report	See Notes to Financial Statements.

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the RYDEX | SGI dynamic funds annual report | 43

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	December 31, 2010
DOW 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial Average Index (the “underlying index”).
For the one-year period ended December 31, 2010, Dow 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average Index. Dow 2x Strategy Fund H-Class returned 22.36% while the Dow Jones Industrial Average Index returned 14.06% over the same time period.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
     Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings
(% of Total Net Assets)
International Business
Machines Corp.	3.0%
Caterpillar, Inc.	1.9%
Chevron Corp.	1.9%
3M Co.	1.8%
United Technologies Corp.	1.6%
McDonald’s Corp.	1.6%
Exxon Mobil Corp.	1.5%
Coca-Cola Co.	1.4%
Boeing Co.	1.4%
Procter & Gamble Co.	1.3%

Top Ten Total	17.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
44 | the RYDEX | SGI dynamic funds annual report

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
DOW 2x STRATEGY FUND
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/10

			A-Class					C-Class
			(09/01/04)					(02/20/04)

	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

DOW 2x STRATEGY FUND	22.53%	16.74%	-2.20%	-3.15%	-0.61%	-1.37%	21.65%	20.65%	-2.93%	-2.67%
DOW JONES INDUSTRIAL AVERAGE INDEX	14.06%	14.06%	4.30%	4.30%	4.74%	4.74%	14.06%	14.06%	4.30%	3.87%

		H-Class
		(02/20/04)

	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION

DOW 2x STRATEGY FUND	22.36%	-2.24%	-1.96%
DOW JONES INDUSTRIAL AVERAGE INDEX	14.06%	4.30%	3.87%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Dow Jones Industrial Average Index is an unmanaged stock index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
the RYDEX | SGI dynamic funds annual report | 45

SCHEDULE OF INVESTMENTS	December 31, 2010
DOW 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† — 31.6%

INDUSTRIALS — 7.1%
Caterpillar, Inc.	10,100	$945,966
3M Co.	10,100	871,630
United Technologies Corp.	10,106	795,544
Boeing Co.	10,100	659,126
General Electric Co.	10,100	184,729

Total Industrials		3,456,995

INFORMATION TECHNOLOGY — 5.3%

International Business Machines Corp.	10,104	1,482,863
Hewlett-Packard Co.	10,100	425,210
Microsoft Corp.	10,100	281,992
Intel Corp.	10,101	212,424
Cisco Systems, Inc.*	10,100	204,323

Total Information Technology		2,606,812

CONSUMER STAPLES — 4.5%
Coca-Cola Co.	10,100	664,277
Procter & Gamble Co.	10,100	649,733
Wal-Mart Stores, Inc.	10,097	544,531
Kraft Foods, Inc. — Class A	10,100	318,251

Total Consumer Staples		2,176,792

ENERGY — 3.4%
Chevron Corp.	10,100	921,625
Exxon Mobil Corp.	10,100	738,512

Total Energy		1,660,137

FINANCIALS — 3.2%
Travelers Companies, Inc.	10,100	562,671
American Express Co.	10,098	433,406
JPMorgan Chase & Co.	10,097	428,315
Bank of America Corp.	11,040	147,274

Total Financials		1,571,666

CONSUMER DISCRETIONARY — 3.1%
McDonald’s Corp.	10,098	775,122
Walt Disney Co.	10,098	378,776
Home Depot, Inc.	10,097	354,001

Total Consumer Discretionary		1,507,899

HEALTH CARE — 2.4%
Johnson & Johnson	10,101	624,747
Merck & Company, Inc.	10,100	364,004
Pfizer, Inc.	10,100	176,851

Total Health Care		1,165,602

MATERIALS — 1.3%
E. I. du Pont de Nemours & Co.	10,100	503,788
Alcoa, Inc.	10,106	155,532

Total Materials		659,320

TELECOMMUNICATION SERVICES — 1.3%
Verizon Communications, Inc.	10,105	361,557
AT&T, Inc.	10,103	296,826

Total Telecommunication Services		658,383

Total Common Stocks
(Cost $8,984,919)		15,463,606

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 — 19.4%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11[2]	$7,470,992	$7,470,992
BNP Paribas Securities Corp. issued 12/31/10 at 0.13% due 01/03/11	1,993,702	1,993,702

Total Repurchase Agreements
(Cost $9,464,694)		9,464,694

Total Investments — 51.0%
(Cost $18,449,613)		$24,928,300

Cash & Other Assets, Less Liabilities — 49.0%		23,975,327

Total Net Assets — 100.0%		$48,903,627

46 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2010
DOW 2x STRATEGY FUND

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
March 2011 Dow Jones
Industrial Average Index
Mini Futures Contracts (Aggregate Value of Contracts $24,332,520)	422	$39,376

	Units

EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC
January 2011 Dow Jones Industrial
Average Index Swap,
Terminating 01/28/11[3]
(Notional Value $38,914,388)	3,361	$28,382
Goldman Sachs International
January 2011 Dow Jones Industrial
Average Index Swap,
Terminating 01/27/11[3]
(Notional Value $12,439,465)	1,074	23,397
Morgan Stanley Capital Services, Inc.
January 2011 Dow Jones Industrial
Average Index Swap,
Terminating 01/26/11[3]
(Notional Value $6,669,830)	576	13,567

(Total Notional Value $58,023,683)		$65,346

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	Repurchase Agreements — See Note 6.

[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2010.

[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 47

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

Assets:
Investments, at value	$15,463,606
Repurchase agreements, at value	9,464,694

Total investments	24,928,300
Segregated cash with broker	1,034,740
Unrealized appreciation on swap agreements	65,346
Receivable for swap settlement	22,084
Receivables:
Variation margin	28,191
Fund shares sold	23,137,028
Dividends	15,275
Interest	28

Total assets	49,230,992

Liabilities:
Payable for:
Fund shares redeemed	254,809
Management fees	24,718
Custodian fees	906
Transfer agent/maintenance fees	6,866
Distribution and service fees	9,008
Portfolio accounting fees	4,120
Licensing fees	7,285
Other	19,653

Total liabilities	327,365

Net Assets	$48,903,627

Net Assets Consist Of:
Paid in capital	$77,702,497
Accumulated net investment loss	—
Accumulated net realized loss on investments	(35,382,279)
Net unrealized appreciation on investments	6,583,409

Net assets	$48,903,627

A-Class:
Net assets	$3,707,730
Capital shares outstanding	172,590
Net asset value per share	$21.48
Maximum offering price per share*	$22.55

C-Class:
Net assets	$3,419,909
Capital shares outstanding	167,584
Net asset value per share	$20.41

H-Class:
Net assets	$41,775,988
Capital shares outstanding	1,947,570
Net asset value per share	$21.45

Investments, at cost	$8,984,919
Repurchase agreements, at cost	9,464,694

Total cost	$18,449,613

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Income:
Dividends	$503,368
Interest	15,599

Total investment income	518,967

Expenses:
Management fees	270,950
Transfer agent and administrative fees	75,264
Distribution and service fees:
A-Class	9,956
C-Class	36,394
H-Class	56,210
Portfolio accounting fees	45,159
Trustees’ fees**	3,837
Registration fees	35,645
Miscellaneous	38,852

Total expenses	572,267

Net investment loss	(53,300)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,865,415
Equity index swaps	3,789,812
Futures contracts	1,381,795

Net realized gain	7,037,022

Net change in unrealized appreciation
(depreciation) on:
Investments	(822,792)
Equity index swaps	(213,672)
Futures contracts	176,446

Net change in unrealized appreciation (depreciation)	(860,018)

Net realized and unrealized gain	6,177,004

Net increase in net assets resulting from operations	$6,123,704

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

DOW 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2010	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(53,300)	$51,316
Net realized gain (loss) on investments	7,037,022	(750,925)
Net change in unrealized appreciation (depreciation) on investments	(860,018)	7,778,162

Net increase in net assets resulting from operations	6,123,704	7,078,553

Distributions to shareholders from:
Net investment income
A-Class	—	(6,048)
C-Class	—	(5,494)
H-Class	—	(39,774)
Return of capital
A-Class	—	(5,771)
C-Class	—	(5,242)
H-Class	—	(37,951)

Total distributions to shareholders	—	(100,280)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,391,854	7,300,456
C-Class	13,043,086	41,935,587
H-Class	894,075,373	563,255,118
Distributions reinvested
A-Class	—	9,861
C-Class	—	10,307
H-Class	—	63,068
Cost of shares redeemed
A-Class	(6,891,079)	(11,299,956)
C-Class	(15,021,580)	(44,033,493)
H-Class	(898,899,282)	(558,047,614)

Net decrease from capital share transactions	(9,301,628)	(806,666)

Net increase (decrease) in net assets	(3,177,924)	6,171,607
Net assets:
Beginning of year	52,081,551	45,909,944

End of year	$48,903,627	$52,081,551

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	247,561	667,295
C-Class	777,372	3,732,659
H-Class	48,919,659	47,023,918
Shares reinvested
A-Class	—	575
C-Class	—	627
H-Class	—	3,671
Shares redeemed
A-Class	(391,996)	(947,434)
C-Class	(887,148)	(3,914,937)
H-Class	(49,361,096)	(47,218,128)

Net decrease in shares	(695,648)	(651,754)

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 49

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the years presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$17.53	$12.68	$33.86	$31.56	$24.39

Income (loss) from investment operations:
Net investment income (loss)[c]	—[d]	.03	.18	.38	(.21)
Net gain (loss) on investments (realized and unrealized)	3.95	4.86	(21.27)	1.93	7.58

Total from investment operations	3.95	4.89	(21.09)	2.31	7.37

Less distributions from:
Net investment income	—	(.02)	(.08)	(.01)	(.20)
Return of capital	—	(.02)	(.01)	—	—

Total distributions	—	(.04)	(.09)	(.01)	(.20)

Net asset value, end of period	$21.48	$17.53	$12.68	$33.86	$31.56

Total Return[e]	22.53%	38.54%	(62.28%)	7.32%	30.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,708	$5,556	$7,563	$9,824	$3,337

Ratios to average net assets:
Net investment income (loss)	0.02%	0.26%	0.80%	1.09%	(0.77%)
Combined net investment income[a]	—	—	—	—	1.30%
Total expenses[b]	1.81%	1.83%	1.74%	1.71%	1.69%

Portfolio turnover rate	108%	148%	30%	148%	341%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$16.77	$12.22	$32.91	$30.91	$24.06

Income (loss) from investment operations:
Net investment income (loss)[c]	(.14)	(.06)	.01	.14	(.41)
Net gain (loss) on investments (realized and unrealized)	3.78	4.65	(20.61)	1.87	7.46

Total from investment operations	3.64	4.59	(20.60)	2.01	7.05

Less distributions from:
Net investment income	—	(.02)	(.08)	(.01)	(.20)
Return of capital	—	(.02)	(.01)	—	—

Total distributions	—	(.04)	(.09)	(.01)	(.20)

Net asset value, end of period	$20.41	$16.77	$12.22	$32.91	$30.91

Total Return[e]	21.65%	37.53%	(62.59%)	6.50%	29.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,420	$4,652	$5,610	$10,539	$6,198

Ratios to average net assets:
Net investment income (loss)	(0.78%)	(0.48%)	0.07%	0.41%	(1.52%)
Combined net investment income[a]	—	—	—	—	0.55%
Total expenses[b]	2.56%	2.59%	2.49%	2.46%	2.44%

Portfolio turnover rate	108%	148%	30%	148%	341%

50 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the years presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$17.53	$12.69	$33.90	$31.59	$24.40

Income (loss) from investment operations:
Net investment income (loss)[c]	(.02)	.03	.16	.42	(.21)
Net gain (loss) on investments (realized and unrealized)	3.94	4.85	(21.28)	1.90	7.60

Total from investment operations	3.92	4.88	(21.12)	2.32	7.39

Less distributions from:
Net investment income	—	(.02)	(.08)	(.01)	(.20)
Return of capital	—	(.02)	(.01)	—	—

Total distributions	—	(.04)	(.09)	(.01)	(.20)

Net asset value, end of period	$21.45	$17.53	$12.69	$33.90	$31.59

Total Return[e]	22.36%	38.43%	(62.30%)	7.34%	30.28%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,776	$41,873	$32,737	$45,818	$57,132

Ratios to average net assets:
Net investment income (loss)	(0.11%)	0.23%	0.72%	1.21%	(0.77%)
Combined net investment income[a]	—	—	—	—	1.30%
Total expenses[b]	1.81%	1.83%	1.74%	1.72%	1.69%

Portfolio turnover rate	108%	148%	30%	148%	341%

a	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Combined net investment income (loss)” for the year ended December 31, 2006 do not reflect the net investment income of the former Master Portfolio. Prior to January 1, 2007, the Dow 2x Strategy Fund operated under a Master-Feeder Structure.

b	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006. Prior to January 1, 2007, the Dow 2x Strategy Fund operated under a Master-Feeder Structure.

c	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

d	Net investment income is less than $0.01 per share.

e	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 51

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	December 31, 2010
INVERSE DOW 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average Index (the “underlying index”).
For the one-year period ended December 31, 2010, Inverse Dow 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average Index. Inverse Dow 2x Strategy Fund H-Class returned -30.65% while the Dow Jones Industrial Average Index returned 14.06% over the same time period.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004
The Fund invests principally in derivative investments such as equity index swap agreements and futures contracts.
52 the RYDEX | SGI dynamic funds annual report

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
INVERSE DOW 2x STRATEGY FUND
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/10

	A-Class						C-Class
	(09/01/04)						(02/20/04)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

INVERSE DOW 2x STRATEGY FUND	-30.70%	-34.00%	-16.13%	-16.95%	-14.63%	-15.28%	-31.19%	-31.88%	-16.75%	-13.74%
DOW JONES INDUSTRIAL AVERAGE INDEX	14.06%	14.06%	4.30%	4.30%	4.74%	4.74%	14.06%	14.06%	4.30%	3.87%

	H-Class
	(02/20/04)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION

INVERSE DOW 2x STRATEGY FUND	-30.65%	-16.11%	-13.07%
DOW JONES INDUSTRIAL AVERAGE INDEX	14.06%	4.30%	3.87%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Dow Jones Industrial Average Index is an unmanaged stock index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
the RYDEX | SGI dynamic funds annual report | 53

SCHEDULE OF INVESTMENTS	December 31, 2010
INVERSE DOW 2x STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTE ††— 34.8%
Freddie Mac[1] 0.23% due 08/09/11	$10,000,000	$9,987,890

Total Federal Agency Discount Note
(Cost $9,985,880)		9,987,890

REPURCHASE AGREEMENTS††,2 — 86.9%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11[3]	17,736,789	17,736,789
BNP Paribas Securities Corp. issued 12/31/10 at 0.13% due 01/03/11	7,240,910	7,240,910

Total Repurchase Agreements
(Cost $24,977,699)		24,977,699

Total Investments - 121.7%
(Cost $34,963,579)		$34,965,589

Liabilities, Less Cash & Other Assets - (21.7)%		(6,242,342)

Total Net Assets - 100.0%		$28,723,247

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT †
March 2011 Dow Jones Industrial
Average Index (Aggregate Value of Contracts $461,280)	8	$(134)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2011 Dow Jones Industrial Average Index Swap, Terminating 01/27/11[4] (Notional Value $7,497,136)	648	$(10,522)
Morgan Stanley Capital Services, Inc. January 2011 Dow Jones Industrial Average Index Swap, Terminating 01/26/11[4] (Notional Value $16,505,475)	1,426	(40,353)
Credit Suisse Capital, LLC January 2011 Dow Jones Industrial Average Index Swap, Terminating 01/28/11[4] (Notional Value $32,915,658)	2,843	(48,433)
(Total Notional Value $56,918,269)		$(99,308)

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	Repurchase Agreements — See Note 6.

[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2010.

[4]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

54 | The RYDEX SGI dynamic funds annual report	See Notes to Financial Statements.

INVERSE DOW 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010

Assets:
Investments, at value	$9,987,890
Repurchase agreements, at value	24,977,699

Total investments	34,965,589
Segregated cash with broker	6,744,173
Receivables:
Variation margin	641
Fund shares sold	258,351
Interest	75

Total assets	41,968,829

Liabilities:
Unrealized depreciation on swap agreements	99,308
Payable for:
Swap settlement	62,128
Fund shares redeemed	12,987,626
Management fees	30,976
Custodian fees	1,136
Transfer agent/maintenance fees	8,604
Distribution and service fees	9,677
Portfolio accounting fees	5,163
Licensing fees	13,280
Other	27,684

Total liabilities	13,245,582

Net assets	$28,723,247

Net assets consist of:
Paid in capital	$79,231,747
Accumulated net investment loss	—
Accumulated net realized loss on investments	(50,411,068)
Net unrealized depreciation on investments	(97,432)

Net assets	$28,723,247

A-Class:
Net assets	$1,752,312
Capital shares outstanding	97,971
Net asset value per share	$17.89
Maximum offering price per share*	$18.77

C-Class:
Net assets	$1,566,552
Capital shares outstanding	92,467
Net asset value per share	$16.94

H-Class:
Net assets	$25,404,383
Capital shares outstanding	1,418,908
Net asset value per share	$17.90

Investments, at cost	$9,985,880
Repurchase agreements, at cost	24,977,699

Total cost	$34,963,579

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended December 31, 2010

Investment income:
Interest	$70,577

Total investment income	70,577

Expenses:
Management fees	415,717
Transfer agent and administrative fees	115,477
Distribution and service fees:
A-Class	5,155
C-Class	21,294
H-Class	104,998
Portfolio accounting fees	69,286
Trustees’ fees**	5,412
Registration fees	56,438
Miscellaneous	57,091

Total expenses	850,868

Net investment loss	(780,291)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Equity index swaps	(16,859,733)
Futures contracts	(368,675)

Net realized loss	(17,228,408)

Net change in unrealized appreciation (depreciation) on:
Investments	2,010
Equity index swaps	427,475
Futures contracts	(105,250)

Net change in unrealized appreciation (depreciation)	324,235

Net realized and unrealized loss	(16,904,173)

Net decrease in net assets resulting from operations	$(17,684,464)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 55

INVERSE DOW 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2010	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(780,291)	$(892,132)
Net realized loss on investments	(17,228,408)	(33,416,395)
Net change in unrealized appreciation (depreciation) on investments	324,235	(205,144)

Net decrease in net assets resulting from operations	(17,684,464)	(34,513,671)

Distributions To Shareholders From:
Net realized gains
A-Class	—	(5,549)
C-Class	—	(6,443)
H-Class	—	(107,797)

Total distributions to shareholders	—	(119,789)

Capital Share Transactions:
Proceeds From Sale Of Shares
A-Class	3,395,908	9,180,591
C-Class	17,445,830	86,155,587
H-Class	789,390,685	754,890,050
Distributions Reinvested
A-Class	—	4,975
C-Class	—	4,970
H-Class	—	105,709
Cost Of Shares Redeemed
A-Class	(2,883,348)	(10,063,835)
C-Class	(17,111,140)	(85,402,607)
H-Class	(782,899,358)	(722,189,787)

Net increase from capital share transactions	7,338,577	32,685,653

Net decrease in net assets	(10,345,887)	(1,947,807)
Net Assets:
Beginning of year	39,069,134	41,016,941

End of year	$28,723,247	$39,069,134

Accumulated net investment loss at end of year	$—	$—

Capital Share Activity:
Shares sold
A-Class	144,815	226,278
C-Class	762,546	2,223,118
H-Class	35,129,178	18,210,610
Shares reinvested
A-Class	—	188
C-Class	—	197
H-Class	—	3,995
Shares redeemed
A-Class	(123,736)	(232,381)
C-Class	(755,028)	(2,218,054)
H-Class	(35,066,067)	(17,572,575)

Net increase in shares	91,708	641,376

56 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

INVERSE DOW 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the years presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$25.80	$46.96	$30.59	$35.38	$45.63

Income (loss) from investment operations:
Net investment income (loss)[c]	(.38)	(.68)	(.17)	1.09	(.31)
Net gain (loss) on investments (realized and unrealized)	(7.53)	(20.41)	16.59	(4.41)	(9.79)

Total from investment operations	(7.91)	(21.09)	16.42	(3.32)	(10.10)

Less distributions from:
Net investment income	—	—	(.05)	(1.47)	(.15)
Net realized gains	—	(.07)	—	—	—

Total distributions	—	(.07)	(.05)	(1.47)	(.15)

Net asset value, end of period	$17.89	$25.80	$46.96	$30.59	$35.38

Total Return[d]	(30.70%)	(44.92%)	53.68%	(9.16%)	(22.14%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,752	$1,984	$3,889	$2,201	$3,534

Ratios to average net assets:
Net investment income (loss)	(1.65%)	(1.69%)	(0.41%)	3.36%	(0.77%)
Combined net investment income[a]	—	—	—	—	3.51%
Total expenses[b]	1.81%	1.83%	1.75%	1.70%	1.69%

Portfolio turnover rate	—	—	—	—	—

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$24.62	$45.18	$29.65	$34.60	$44.95

Income (loss) from investment operations:
Net investment income (loss)[c]	(.52)	(.97)	(.32)	.80	(.60)
Net gain (loss) on investments (realized and unrealized)	(7.16)	(19.52)	15.90	(4.28)	(9.60)

Total from investment operations	(7.68)	(20.49)	15.58	(3.48)	(10.20)

Less distributions from:
Net investment income	—	—	(.05)	(1.47)	(.15)
Net realized gains	—	(.07)	—	—	—

Total distributions	—	(.07)	(.05)	(1.47)	(.15)

Net asset value, end of period	$16.94	$24.62	$45.18	$29.65	$34.60

Total Return[d]	(31.19%)	(45.36%)	52.55%	(9.83%)	(22.69%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,567	$2,091	$3,600	$5,233	$4,572

Ratios to average net assets:
Net investment income (loss)	(2.40%)	(2.40%)	(0.86%)	2.54%	(1.52%)
Combined net investment income[a]	—	—	—	—	2.76%
Total expenses[b]	2.56%	2.54%	2.49%	2.45%	2.44%

Portfolio turnover rate	—	—	—	—	—

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 57

INVERSE DOW 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the years presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$25.81	$46.97	$30.59	$35.38	$45.63

Income (loss) from investment operations:
Net investment income (loss)[c]	(.38)	(.63)	(.06)	1.10	(.31)
Net gain (loss) on investments (realized and unrealized)	(7.53)	(20.46)	16.49	(4.42)	(9.79)

Total from investment operations	(7.91)	(21.09)	16.43	(3.32)	(10.10)

Less distributions from:
Net investment income	—	—	(.05)	(1.47)	(.15)
Net realized gains	—	(.07)	—	—	—

Total distributions	—	(.07)	(.05)	(1.47)	(.15)

Net asset value, end of period	$17.90	$25.81	$46.97	$30.59	$35.38

Total Return[d]	(30.65%)	(44.91%)	53.71%	(9.16%)	(22.14%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,404	$34,994	$33,528	$37,138	$59,603

Ratios to average net assets:
Net investment income (loss)	(1.66%)	(1.70%)	(0.15%)	3.39%	(0.77%)
Combined net investment income[a]	—	—	—	—	3.51%
Total expenses[b]	1.81%	1.83%	1.74%	1.70%	1.69%

Portfolio turnover rate	—	—	—	—	—

[a]	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Combined net investment income (loss)” for the year ended December 31, 2006 do not reflect the net investment income of the former Master Portfolio. Prior to January 1, 2007, the Inverse Dow 2x Strategy Fund operated under a Master-Feeder Structure.

[b]	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006. Prior to January 1, 2007, the Inverse Dow 2x Strategy Fund operated under a Master-Feeder Structure.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

58 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

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the RYDEX | SGI dynamic funds annual report | 59

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	December 31, 2010
RUSSELL 2000®2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000 Index (the “underlying index”).
For the one-year period ended December 31, 2010, Russell 2000 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000® Index. Russell 2000 2x Strategy Fund H-Class returned 48.86% while the Russell 2000 Index returned 26.86% over the same time period.
The biggest performance contributors to the index during the period were Information Technology (6.46%), Industrials (4.61%) and Consumer Discretionary (4.44%). Telecommunication Services (0.14%), Utilities (0.59%) and Consumer Staples (0.65%) provided the least performance to the index during the year.
Riverbed Technology, Inc., VeriFone Systems, Inc. and TIBCO Software, Inc. were among the stocks which provided the most performance to the index during the year. Human Genome Sciences, Inc., Assured Guaranty Ltd. and E*TRADE Financial Corp. were among the stocks which provided the least performance to the index during the year.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings
(% of Total Net Assets)

Riverbed Technology, Inc.	0.1%
VeriFone Systems, Inc.	0.1%
TIBCO Software, Inc.	0.1%
Brigham Exploration Co.	0.1%
Nordson Corp.	0.1%
Deckers Outdoor Corp.	0.1%
Rackspace Hosting, Inc.	0.1%
Sotheby’s	0.1%
Baldor Electric Co.	0.1%
Hecla Mining Co.	0.1%

Top Ten Total	1.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments
60 | the RYDEX | SGI dynamic funds annual report

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
RUSSELL 2000® 2x STRATEGY FUND
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/10

			A-Class		C-Class
			(05/31/06)		(05/31/06)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION

RUSSELL 2000® 2x STRATEGY FUND	48.89%	41.83%	-7.73%	-8.71%	47.82%	46.82%	-8.46%
RUSSELL 2000 INDEX	26.86%	26.86%	3.25%	3.25%	26.86%	26.86%	3.25%

	H-Class
	(05/31/06)
	ONE	SINCE
	YEAR	INCEPTION

RUSSELL 2000® 2x STRATEGY FUND	48.86%	-7.73%
RUSSELL 2000 INDEX	26.86%	3.25%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Russell 2000 Index is an unmanaged stock index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
the RYDEX | SGI dynamic funds annual report | 61

SCHEDULE OF INVESTMENTS	December 31, 2010
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† — 25.8%

FINANCIALS — 5.3%
American Capital Ltd.*	3,380	$25,553
BioMed Realty Trust, Inc.	1,297	24,189
CBL & Associates Properties, Inc.	1,370	23,975
Highwoods Properties, Inc.	718	22,868
MFA Financial, Inc.	2,790	22,766
National Retail Properties, Inc.	829	21,969
SVB Financial Group*	412	21,857
Stifel Financial Corp.*	347	21,528
Apollo Investment Corp.	1,937	21,443
FirstMerit Corp.	1,080	21,373
Entertainment Properties Trust	460	21,275
Home Properties, Inc.	377	20,920
Omega Healthcare Investors, Inc.	931	20,892
Tanger Factory Outlet Centers	407	20,834
American Campus Communities, Inc.	654	20,771
Alterra Capital Holdings Ltd.	959	20,753
MGIC Investment Corp.*	1,997	20,349
Mid-America Apartment Communities, Inc.	320	20,317
Signature Bank*	399	19,950
Kilroy Realty Corp.	546	19,913
ProAssurance Corp.*	320	19,392
Washington Real Estate Investment Trust	604	18,718
Platinum Underwriters Holdings Ltd.	410	18,438
LaSalle Hotel Properties	697	18,401
DiamondRock Hospitality Co.*	1,526	18,312
Prosperity Bancshares, Inc.	460	18,069
Post Properties, Inc.	487	17,678
Westamerica Bancorporation	287	15,920
NewAlliance Bancshares, Inc.	1,060	15,879
Trustmark Corp.	637	15,823
First American Financial Corp.	1,037	15,493
Iberiabank Corp.	259	15,315
Extra Space Storage, Inc.	870	15,138
CNO Financial Group, Inc.*	2,210	14,984
Equity Lifestyle Properties, Inc.	259	14,486
Montpelier Re Holdings Ltd.	710	14,157
Colonial Properties Trust	770	13,898
Umpqua Holdings Corp.	1,140	13,885
Hatteras Financial Corp.	457	13,833
Whitney Holding Corp.	960	13,584
Delphi Financial Group, Inc. — Class A	470	13,555
Healthcare Realty Trust, Inc.	620	13,125
Cathay General Bancorp	784	13,093
Knight Capital Group, Inc. — Class A*	938	12,935
Northwest Bancshares, Inc.	1,099	12,924
UMB Financial Corp.	310	12,840
Webster Financial Corp.	650	12,805
Potlatch Corp.	393	12,792
PHH Corp.*	550	12,733
Ezcorp, Inc. — Class A*	463	12,561
Portfolio Recovery Associates, Inc.*	167	12,558
Susquehanna Bancshares, Inc.	1,290	12,487
Medical Properties Trust, Inc.	1,110	12,021
Astoria Financial Corp.	859	11,949
Redwood Trust, Inc.	776	11,586
Argo Group International Holdings Ltd.	309	11,572
EastGroup Properties, Inc.	270	11,426
FNB Corp.	1,137	11,165
DCT Industrial Trust, Inc.	2,102	11,162
United Bankshares, Inc.	380	11,096
First Financial Bankshares, Inc.	216	11,055
Old National Bancorp	920	10,939
Glacier Bancorp, Inc.	717	10,834
National Health Investors, Inc.	240	10,805
Cash America International, Inc.	290	10,710
Radian Group, Inc.	1,317	10,628
First Financial Bancorp	570	10,534
International Bancshares Corp.	521	10,436
PS Business Parks, Inc.	184	10,252
Wintrust Financial Corp.	310	10,239
Tower Group, Inc.	400	10,232
Sunstone Hotel Investors, Inc.*	980	10,123
Starwood Property Trust, Inc.	470	10,096
National Penn Bancshares, Inc.	1,254	10,070
Hancock Holding Co.	287	10,005
KBW, Inc.	356	9,940
Sovran Self Storage, Inc.	270	9,939
American Capital Agency Corp.	342	9,829
Franklin Street Properties Corp.	682	9,719
Selective Insurance Group, Inc.	530	9,620
RLI Corp.	180	9,463
First Cash Financial Services, Inc.*	301	9,328
MB Financial, Inc.	527	9,128
Community Bank System, Inc.	328	9,109
Park National Corp.	125	9,084
Provident Financial Services, Inc.	590	8,927
U-Store-It Trust	927	8,834
Capstead Mortgage Corp.	700	8,813
Hersha Hospitality Trust — Class A	1,330	8,778
MF Global Holdings Ltd.*	1,043	8,719
Alexander’s, Inc.	21	8,658
First Midwest Bancorp, Inc.	740	8,525
DuPont Fabros Technology, Inc.	398	8,465
World Acceptance Corp.*	160	8,448
NBT Bancorp, Inc.	347	8,380
Anworth Mortgage Asset Corp.	1,175	8,225
Columbia Banking System, Inc.	390	8,213
Prospect Capital Corp.	755	8,154
Infinity Property & Casualty Corp.	130	8,034
Pennsylvania Real Estate Investment Trust	552	8,021

62 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

BlackRock Kelso Capital Corp.	710	$7,853
CVB Financial Corp.	892	7,734
Lexington Realty Trust	970	7,711
Texas Capital Bancshares, Inc.*	360	7,657
Cousins Properties, Inc.	900	7,506
Greenlight Capital Re Ltd. — Class A*	278	7,453
PrivateBancorp, Inc. — Class A	517	7,434
Strategic Hotels & Resorts, Inc.*	1,397	7,390
Acadia Realty Trust	404	7,369
First Commonwealth Financial Corp.	1,039	7,356
Employers Holdings, Inc.	420	7,342
American Equity Investment Life Holding Co.	580	7,279
iStar Financial, Inc.*	930	7,273
Government Properties Income Trust	270	7,233
Investment Technology Group, Inc.*	437	7,154
Forestar Group, Inc.*	367	7,083
Glimcher Realty Trust	839	7,048
Horace Mann Educators Corp.	390	7,036
Ocwen Financial Corp.*	737	7,031
LTC Properties, Inc.	250	7,020
Pico Holdings, Inc.*	220	6,996
Dollar Financial Corp.*	240	6,871
Oritani Financial Corp.	557	6,818
Investors Real Estate Trust	750	6,727
Equity One, Inc.	366	6,654
Fifth Street Finance Corp.	543	6,592
optionsXpress Holdings, Inc.	420	6,581
FelCor Lodging Trust, Inc.*	931	6,554
Inland Real Estate Corp.	736	6,477
Getty Realty Corp.	207	6,475
Sterling Bancshares, Inc.	920	6,458
Flagstone Reinsurance Holdings S.A.	510	6,426
PacWest Bancorp	300	6,414
Brookline Bancorp, Inc.	587	6,369
Sun Communities, Inc.	190	6,329
Investors Bancorp, Inc.*	477	6,258
First Potomac Realty Trust	370	6,223
Nelnet, Inc. — Class A	261	6,183
Invesco Mortgage Capital, Inc.	270	5,897
Navigators Group, Inc.*	117	5,891
Independent Bank Corp.	216	5,843
Associated Estates Realty Corp.	382	5,841
Compass Diversified Holdings	330	5,838
Primerica, Inc.	240	5,820
City Holding Co.	160	5,797
Oriental Financial Group, Inc.	458	5,720
Pebblebrook Hotel Trust	281	5,710
Safety Insurance Group, Inc.	120	5,708
National Financial Partners Corp.*	420	5,628
MarketAxess Holdings, Inc.	270	5,619
Bank of the Ozarks, Inc.	129	5,592
Enstar Group Ltd.*	66	5,582
First Industrial Realty Trust, Inc.*	637	5,580
Meadowbrook Insurance Group, Inc.	540	5,535
S&T Bancorp, Inc.	238	5,376
MCG Capital Corp.	770	5,367
Chemical Financial Corp.	240	5,316
Internet Capital Group, Inc.*	367	5,219
Piper Jaffray Companies, Inc.*	149	5,216
Evercore Partners, Inc. — Class A	150	5,100
United Fire & Casualty Co.	227	5,067
Banco Latinoamericano de Comercio Exterior S.A. — Class E	270	4,984
Trustco Bank Corp.	769	4,875
Home Bancshares, Inc.	221	4,869
Boston Private Financial Holdings, Inc.	742	4,860
Western Alliance Bancorp*	656	4,828
Simmons First National Corp. — Class A	169	4,816
BGC Partners, Inc. — Class A	566	4,703
PMI Group, Inc.*	1,420	4,686
Ramco-Gershenson Properties Trust	374	4,656
Duff & Phelps Corp. — Class A	273	4,603
Pinnacle Financial Partners, Inc.*	330	4,481
Walter Investment Management Corp.	249	4,467
Flushing Financial Corp.	317	4,438
Cohen & Steers, Inc.	170	4,437
Sandy Spring Bancorp, Inc.	240	4,423
WesBanco, Inc.	230	4,361
Education Realty Trust, Inc.	560	4,351
Urstadt Biddle Properties, Inc. — Class A	220	4,279
PennantPark Investment Corp.	348	4,260
Renasant Corp.	249	4,211
Universal Health Realty Income Trust	115	4,201
SCBT Financial Corp.	127	4,159
Retail Opportunity Investments Corp.	417	4,132
CNA Surety Corp.*	174	4,120
Newcastle Investment Corp.*	610	4,087
Community Trust Bancorp, Inc.	140	4,054
Harleysville Group, Inc.	110	4,041
Artio Global Investors, Inc. — Class A	270	3,982
Provident New York Bancorp	379	3,976
Hilltop Holdings, Inc.*	390	3,869
First Financial Corp.	110	3,865
Ashford Hospitality Trust, Inc.*	400	3,860
Maiden Holdings Ltd.	490	3,851
Amtrust Financial Services, Inc.	219	3,832
Nara Bancorp, Inc.*	386	3,791
Dime Community Bancshares, Inc.	259	3,779
FBL Financial Group, Inc. — Class A	130	3,727
Hercules Technology Growth Capital, Inc.	358	3,709
Parkway Properties, Inc.	210	3,679
Tejon Ranch Co.*	133	3,664

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 63

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

TowneBank	230	$3,655
NorthStar Realty Finance Corp.	759	3,605
FPIC Insurance Group, Inc.*	97	3,585
Credit Acceptance Corp.*	56	3,515
MVC Capital, Inc.	240	3,504
Lakeland Financial Corp.	163	3,498
Sabra Healthcare REIT, Inc.	189	3,478
Cedar Shopping Centers, Inc.	545	3,428
Encore Capital Group, Inc.*	144	3,377
Safeguard Scientifics, Inc.*	197	3,365
Danvers Bancorp, Inc.	190	3,357
StellarOne Corp.	230	3,344
eHealth, Inc.*	235	3,335
National Western Life Insurance Co. — Class A	20	3,334
Southside Bancshares, Inc.	158	3,329
AMERISAFE, Inc.*	190	3,325
CapLease, Inc.	570	3,317
Hudson Valley Holding Corp.	132	3,268
Cardinal Financial Corp.	278	3,233
Resource Capital Corp.	436	3,218
GAMCO Investors, Inc. — Class A	67	3,217
1st Source Corp.	155	3,137
Tompkins Financial Corp.	80	3,133
GFI Group, Inc.	667	3,128
Berkshire Hills Bancorp, Inc.	141	3,116
PennyMac Mortgage Investment Trust	170	3,085
Advance America Cash Advance Centers, Inc.	547	3,085
TICC Capital Corp.	275	3,083
Camden National Corp.	85	3,080
Cypress Sharpridge Investments, Inc.	238	3,073
International Assets Holding Corp.*	130	3,068
Bancfirst Corp.	74	3,048
Univest Corporation of Pennsylvania	158	3,029
Washington Trust Bancorp, Inc.	138	3,019
Beneficial Mutual Bancorp, Inc.*	338	2,985
Winthrop Realty Trust	232	2,967
Global Indemnity plc — Class A*	145	2,965
NewStar Financial, Inc.*	280	2,960
Kite Realty Group Trust	547	2,959
Phoenix Companies, Inc.*	1,157	2,939
Triangle Capital Corp.	153	2,907
SY Bancorp, Inc.	117	2,872
WSFS Financial Corp.	60	2,846
Arrow Financial Corp.	102	2,806
Sterling Bancorp — Class N	268	2,806
Colony Financial, Inc.	140	2,803
Capital Southwest Corp.	27	2,803
Citizens, Inc.*	366	2,727
TradeStation Group, Inc.*	401	2,707
Main Street Capital Corp.	148	2,692
United Financial Bancorp, Inc.	176	2,688
Westfield Financial, Inc.	290	2,682
Union First Market Bankshares Corp.	180	2,660
Calamos Asset Management, Inc. — Class A	190	2,660
Center Financial Corp.*	350	2,653
Saul Centers, Inc.	56	2,652
West Coast Bancorp*	940	2,651
Oppenheimer Holdings, Inc. — Class A	99	2,595
Financial Engines, Inc.*	130	2,578
Abington Bancorp, Inc.	216	2,577
Two Harbors Investment Corp.	260	2,545
First Busey Corp.	527	2,477
Suffolk Bancorp	100	2,468
Cogdell Spencer, Inc.	421	2,442
Agree Realty Corp.	93	2,436
State Auto Financial Corp.	139	2,421
Citizens Republic Bancorp, Inc.*	3,930	2,417
Gladstone Capital Corp.	209	2,408
Ameris Bancorp	227	2,393
Territorial Bancorp, Inc.	120	2,389
Northfield Bancorp, Inc.	179	2,384
First Community Bancshares, Inc.	158	2,361
Great Southern Bancorp, Inc.	100	2,359
Southwest Bancorp, Inc.	188	2,331
First Bancorp	150	2,297
Republic Bancorp, Inc. — Class A	96	2,280
Eagle Bancorp, Inc.*	158	2,280
Bancorp, Inc.*	224	2,278
Westwood Holdings Group, Inc.	57	2,278
Virtus Investment Partners, Inc.*	50	2,268
Trico Bancshares	140	2,261
First Mercury Financial Corp.	137	2,247
Heartland Financial USA, Inc.	128	2,235
Lakeland Bancorp, Inc.	203	2,227
First Merchants Corp.	250	2,215
Monmouth Real Estate Investment Corp. — Class A	260	2,210
Bank Mutual Corp.	457	2,184
American Safety Insurance Holdings Ltd.*	100	2,138
Apollo Commercial Real Estate Finance, Inc.	130	2,125
German American Bancorp, Inc.	115	2,118
National Bankshares, Inc.	67	2,110
RAIT Financial Trust*	960	2,102
Financial Institutions, Inc.	110	2,087
MainSource Financial Group, Inc.	200	2,082
Kennedy-Wilson Holdings, Inc.*	207	2,068
Washington Banking Co.	150	2,056
SeaBright Holdings, Inc.	220	2,028
Orrstown Financial Services, Inc.	74	2,028
Centerstate Banks, Inc.	255	2,020
Epoch Holding Corp.	130	2,019
FBR Capital Markets Corp.*	527	2,013
First of Long Island Corp.	69	1,995

64 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

CoBiz Financial, Inc.	325	$1,976
Home Federal Bancorp, Inc.	160	1,963
Stewart Information Services Corp.	170	1,960
Presidential Life Corp.	197	1,956
NGP Capital Resources Co.	208	1,914
Baldwin & Lyons, Inc. — Class B	80	1,882
First Financial Holdings, Inc.	162	1,865
Dynex Capital, Inc.	170	1,856
BankFinancial Corp.	190	1,852
ESSA Bancorp, Inc.	140	1,851
Gleacher & Company, Inc.*	772	1,830
First Interstate Bancsystem, Inc. — Class A	120	1,829
United Community Banks, Inc.*	933	1,819
Excel Trust, Inc.	150	1,815
OceanFirst Financial Corp.	141	1,815
Pacific Continental Corp.	179	1,801
Bank of Marin Bancorp	50	1,750
Alliance Financial Corp.	54	1,747
Avatar Holdings, Inc.*	88	1,744
HFF, Inc. — Class A*	180	1,739
Citizens & Northern Corp.	117	1,739
CNB Financial Corp.	116	1,718
Cowen Group, Inc. — Class A*	367	1,710
ViewPoint Financial Group	146	1,707
CreXus Investment Corp.	130	1,703
Bryn Mawr Bank Corp.	97	1,693
Gladstone Investment Corp.	220	1,683
Arlington Asset Investment Corp. — Class A	70	1,679
Ames National Corp.	76	1,647
Farmer Mac — Class C	100	1,632
Enterprise Financial Services Corp.	155	1,621
Terreno Realty Corp.*	89	1,596
Donegal Group, Inc. — Class A	110	1,593
Penns Woods Bancorp, Inc.	40	1,592
OmniAmerican Bancorp, Inc.*	117	1,585
1st United Bancorp, Inc.*	220	1,520
State Bancorp, Inc.	164	1,517
Thomas Properties Group, Inc.*	357	1,507
Gladstone Commercial Corp.	80	1,506
Peoples Bancorp, Inc.	96	1,502
Sanders Morris Harris Group, Inc.	207	1,501
First Bancorp, Inc.	95	1,500
Capital City Bank Group, Inc.	119	1,499
Solar Capital Ltd.	60	1,487
ESB Financial Corp.	90	1,462
Heritage Financial Corp.*	105	1,462
Metro Bancorp, Inc.*	132	1,453
Wilshire Bancorp, Inc.	190	1,448
SWS Group, Inc.	285	1,439
Kansas City Life Insurance Co.	43	1,420
American National Bankshares, Inc.	60	1,413
Bridge Bancorp, Inc.	56	1,380
Chatham Lodging Trust	80	1,380
Merchants Bancshares, Inc.	50	1,378
Harris & Harris Group, Inc.*	310	1,358
One Liberty Properties, Inc.	80	1,336
LaBranche & Company, Inc.*	370	1,332
Consolidated-Tomoka Land Co.	46	1,329
MPG Office Trust, Inc.*	477	1,312
Virginia Commerce Bancorp, Inc.*	210	1,298
Kearny Financial Corp.	150	1,290
National Interstate Corp.	59	1,263
Life Partners Holdings, Inc.	66	1,263
Tower Bancorp, Inc.	57	1,256
Mission West Properties, Inc.	185	1,238
Medallion Financial Corp.	149	1,222
Golub Capital BDC, Inc.	70	1,198
First Marblehead Corp.*	550	1,194
Taylor Capital Group, Inc.*	90	1,183
Hanmi Financial Corp.*	1,020	1,173
THL Credit, Inc.	90	1,171
Sierra Bancorp	109	1,170
Bancorp Rhode Island, Inc.	40	1,164
Peapack Gladstone Financial Corp.	89	1,161
Diamond Hill Investment Group, Inc.	16	1,157
West Bancorporation, Inc.	147	1,145
JMP Group, Inc.	150	1,144
EMC Insurance Group, Inc.	50	1,132
Chesapeake Lodging Trust	60	1,129
Home Bancorp, Inc.*	81	1,119
Midsouth Bancorp, Inc.	72	1,106
Clifton Savings Bancorp, Inc.	99	1,070
Ladenburg Thalmann Financial Services, Inc.*	910	1,065
Meridian Interstate Bancorp, Inc.*	90	1,061
BofI Holding, Inc.*	67	1,039
UMH Properties, Inc.	100	1,020
MidWestOne Financial Group, Inc.	67	1,012
Marlin Business Services Corp.*	80	1,012
Penson Worldwide, Inc.*	205	1,002
Hallmark Financial Services, Inc.*	110	1,001
Rockville Financial, Inc.	80	978
Asset Acceptance Capital Corp.*	149	884
Universal Insurance Holdings, Inc.	176	857
Roma Financial Corp.	80	848
Encore Bancshares, Inc.*	80	821
Primus Guaranty Ltd.*	160	813
Asta Funding, Inc.	100	810
Crawford & Co. — Class B*	238	809
CompuCredit Holdings Corp.*	110	768
Flagstar Bancorp, Inc.*	461	751
Century Bancorp, Inc. — Class A	27	723
Fox Chase Bancorp, Inc.*	53	628
NASB Financial, Inc.	36	603
First BanCorp*	1,293	595
Pzena Investment Management, Inc. — Class A	76	559
First South Bancorp, Inc.	80	518

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 65

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010

RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Porter Bancorp, Inc.	45	$466
Rodman & Renshaw Capital Group, Inc.*	160	429
Kaiser Federal Financial Group, Inc.	35	405
Green Bankshares, Inc.*	120	384
California First National Bancorp	25	361
Heritage Financial Group, Inc.	25	310
Doral Financial Corp.*	188	259
Waterstone Financial, Inc.*	75	244
Gerova Financial Group Ltd.*	7	210

Total Financials		2,367,574

INFORMATION TECHNOLOGY — 4.8%
Riverbed Technology, Inc.*	1,254	44,103
VeriFone Systems, Inc.*	850	32,776
TIBCO Software, Inc.*	1,650	32,521
Rackspace Hosting, Inc.*	970	30,468
Parametric Technology Corp.*	1,157	26,067
Jack Henry & Associates, Inc.	849	24,748
Acme Packet, Inc.*	436	23,178
Finisar Corp.*	750	22,268
ADTRAN, Inc.	610	22,088
Concur Technologies, Inc.*	407	21,136
Ariba, Inc.*	897	21,071
Netlogic Microsystems, Inc.*	626	19,663
RF Micro Devices, Inc.*	2,670	19,624
Microsemi Corp.*	830	19,007
SuccessFactors, Inc.*	622	18,013
TriQuint Semiconductor, Inc.*	1,540	18,003
InterDigital, Inc.	430	17,905
Plantronics, Inc.	480	17,866
Wright Express Corp.*	387	17,802
Progress Software Corp.*	420	17,774
Veeco Instruments, Inc.*	400	17,184
Cavium Networks, Inc.*	446	16,805
Anixter International, Inc.	280	16,724
Hittite Microwave Corp.*	271	16,542
Quest Software, Inc.*	590	16,367
CACI International, Inc. — Class A*	300	16,020
Aruba Networks, Inc.*	760	15,869
GSI Commerce, Inc.*	664	15,405
Omnivision Technologies, Inc.*	518	15,338
Viasat, Inc.*	330	14,655
Blackboard, Inc.*	344	14,207
Arris Group, Inc.*	1,263	14,171
Semtech Corp.*	619	14,014
Cymer, Inc.*	306	13,791
Digital River, Inc.*	395	13,596
Fortinet, Inc.*	410	13,263
j2 Global Communications, Inc.*	455	13,172
ValueClick, Inc.*	810	12,984
Lawson Software, Inc.*	1,380	12,765
Mentor Graphics Corp.*	1,057	12,684
Plexus Corp.*	407	12,593
CommVault Systems, Inc.*	437	12,507
Blue Coat Systems, Inc.*	417	12,456
Sapient Corp.	1,026	12,415
MKS Instruments, Inc.*	502	12,294
Ultimate Software Group, Inc.*	250	12,157
Netgear, Inc.*	356	11,990
TTM Technologies, Inc.*	800	11,928
Acxiom Corp.*	680	11,662
JDA Software Group, Inc.*	414	11,592
Blackbaud, Inc.	444	11,500
Cognex Corp.	390	11,474
Coherent, Inc.*	250	11,285
OpenTable, Inc.*	160	11,277
Benchmark Electronics, Inc.*	620	11,259
Tessera Technologies, Inc.*	504	11,164
MAXIMUS, Inc.	170	11,149
Unisys Corp.*	420	10,874
Cirrus Logic, Inc.*	680	10,866
Integrated Device Technology, Inc.*	1,620	10,789
Taleo Corp. — Class A*	390	10,783
Littelfuse, Inc.	226	10,636
FEI Co.*	385	10,168
TiVo, Inc.*	1,146	9,890
Rofin-Sinar Technologies, Inc.*	277	9,817
Entegris, Inc.*	1,307	9,763
Cabot Microelectronics Corp.*	235	9,741
Synaptics, Inc.*	330	9,695
Power Integrations, Inc.	240	9,634
SAVVIS, Inc.*	377	9,621
Advent Software, Inc.*	166	9,615
Fair Isaac Corp.	410	9,582
Emulex Corp.*	810	9,445
Art Technology Group, Inc.*	1,560	9,329
Earthlink, Inc.	1,079	9,279
Sanmina-SCI Corp.*	800	9,184
Diodes, Inc.*	340	9,177
Universal Display Corp.*	299	9,164
ACI Worldwide, Inc.*	340	9,136
Mantech International Corp. — Class A*	220	9,093
Infinera Corp.*	879	9,080
L-1 Identity Solutions, Inc.*	761	9,064
Scansource, Inc.*	276	8,804
Websense, Inc.*	430	8,708
Constant Contact, Inc.*	280	8,677
SRA International, Inc. — Class A*	419	8,569
Take-Two Interactive Software, Inc.*	700	8,568
Euronet Worldwide, Inc.*	480	8,371
DTS, Inc.*	170	8,338
Harmonic, Inc.*	970	8,313
Loral Space & Communications, Inc.*	108	8,262
Tekelec*	687	8,182
DealerTrack Holdings, Inc.*	407	8,168
IPG Photonics Corp.*	257	8,126
MicroStrategy, Inc. — Class A*	95	8,120
Checkpoint Systems, Inc.*	390	8,014

66 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010

RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Quantum Corp.*	2,135	$7,942
Entropic Communications, Inc.*	643	7,767
Comtech Telecommunications Corp.	280	7,764
Aspen Technology, Inc.*	610	7,747
Amkor Technology, Inc.*	1,047	7,737
Terremark Worldwide, Inc.*	587	7,602
DG FastChannel, Inc.*	250	7,220
STEC, Inc.*	405	7,148
Sourcefire, Inc.*	275	7,131
Power-One, Inc.*	694	7,079
SYNNEX Corp.*	226	7,051
Lattice Semiconductor Corp.*	1,160	7,030
Applied Micro Circuits Corp.*	657	7,017
Netscout Systems, Inc.*	298	6,857
MIPS Technologies, Inc. — Class A*	451	6,837
SolarWinds, Inc.*	351	6,757
Stratasys, Inc.*	205	6,691
Manhattan Associates, Inc.*	219	6,688
Bottomline Technologies, Inc.*	307	6,665
LogMeIn, Inc.*	149	6,607
Tyler Technologies, Inc.*	317	6,581
Electronics for Imaging, Inc.*	457	6,540
Oclaro, Inc.*	497	6,536
Standard Microsystems Corp.*	226	6,516
Black Box Corp.	170	6,509
Ebix, Inc.*	275	6,509
Micrel, Inc.	500	6,495
CSG Systems International, Inc.*	340	6,440
Radiant Systems, Inc.*	326	6,380
Newport Corp.*	367	6,375
Sonic Solutions, Inc.*	422	6,330
Compellent Technologies, Inc.*	228	6,291
Syntel, Inc.	130	6,213
Brightpoint, Inc.*	708	6,181
Park Electrochemical Corp.	206	6,180
TeleTech Holdings, Inc.*	300	6,177
Intermec, Inc.*	487	6,165
ATMI, Inc.*	309	6,161
Insight Enterprises, Inc.*	467	6,146
Rogers Corp.*	159	6,082
MTS Systems Corp.	160	5,994
Brooks Automation, Inc.*	640	5,805
Heartland Payment Systems, Inc.	374	5,767
Pegasystems, Inc.	157	5,751
OSI Systems, Inc.*	158	5,745
United Online, Inc.	870	5,742
Silicon Image, Inc.*	766	5,630
Volterra Semiconductor Corp.*	243	5,628
Sonus Networks, Inc.*	2,070	5,527
NIC, Inc.	558	5,418
TNS, Inc.*	259	5,387
Ancestry.com, Inc.*	190	5,381
Ixia*	320	5,370
Synchronoss Technologies, Inc.*	200	5,342
Daktronics, Inc.	335	5,333
Monolithic Power Systems, Inc.*	320	5,286
FARO Technologies, Inc.*	160	5,254
VirnetX Holding Corp.	350	5,197
Kulicke & Soffa Industries, Inc.*	700	5,040
Avid Technology, Inc.*	288	5,028
Advanced Energy Industries, Inc.*	365	4,979
LivePerson, Inc.*	440	4,972
RightNow Technologies, Inc.*	210	4,971
comScore, Inc.*	222	4,953
Forrester Research, Inc.	140	4,941
Epicor Software Corp.*	486	4,909
Xyratex Ltd.*	300	4,893
Maxwell Technologies, Inc.*	257	4,855
Methode Electronics, Inc.	370	4,799
Kenexa Corp.*	220	4,794
Ultratech, Inc.*	240	4,771
Cardtronics, Inc.*	267	4,726
Smith Micro Software, Inc.*	298	4,691
Vocus, Inc.*	169	4,675
iGate Corp.	236	4,652
NetSuite, Inc.*	180	4,500
Zoran Corp.*	510	4,488
Anadigics, Inc.*	645	4,470
EPIQ Systems, Inc.	318	4,366
Sigma Designs, Inc.*	308	4,364
Formfactor, Inc.*	489	4,342
Electro Scientific Industries, Inc.*	270	4,328
Ceva, Inc.*	209	4,284
Mercury Computer Systems, Inc.*	227	4,172
THQ, Inc.*	670	4,060
Measurement Specialties, Inc.*	137	4,021
Sycamore Networks, Inc.	195	4,015
Move, Inc.*	1,550	3,984
Hypercom Corp.*	460	3,850
CTS Corp.	347	3,838
Cohu, Inc.	229	3,797
Axcelis Technologies, Inc.*	1,040	3,598
LTX-Credence Corp.*	479	3,545
RealNetworks, Inc.*	840	3,528
S1 Corp.*	510	3,519
Opnet Technologies, Inc.	130	3,480
Oplink Communications, Inc.*	188	3,472
Rubicon Technology, Inc.*	164	3,457
ShoreTel, Inc.*	440	3,436
Echelon Corp.*	335	3,414
Interactive Intelligence, Inc.*	130	3,401
Powerwave Technologies, Inc.*	1,324	3,363
AXT, Inc.*	316	3,299
ExlService Holdings, Inc.*	150	3,222
Photronics, Inc.*	536	3,168
Intevac, Inc.*	226	3,166
KIT Digital, Inc.*	197	3,160
Wave Systems Corp. — Class A*	800	3,152
Internap Network Services Corp.*	517	3,143
Anaren, Inc.*	150	3,128

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 67

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010

RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Symmetricom, Inc.*	430	$3,049
SMART Modular Technologies WWH, Inc.*	527	3,036
Cass Information Systems, Inc.	80	3,035
Aviat Networks, Inc.*	597	3,027
support.com, Inc.*	467	3,026
Imation Corp.*	290	2,990
EMS Technologies, Inc.*	150	2,967
Infospace, Inc.*	357	2,963
Magma Design Automation, Inc.*	590	2,956
Knot, Inc.*	299	2,954
Novatel Wireless, Inc.*	309	2,951
ModusLink Global Solutions, Inc.*	440	2,948
Ciber, Inc.*	620	2,902
NVE Corp.*	50	2,892
Perficient, Inc.*	230	2,875
IXYS Corp.*	240	2,789
Digi International, Inc.*	250	2,775
Silicon Graphics International Corp.*	307	2,772
Super Micro Computer, Inc.*	240	2,770
Kopin Corp.*	664	2,762
Extreme Networks, Inc.*	892	2,756
Pericom Semiconductor Corp.*	248	2,723
Multi-Fineline Electronix, Inc.*	102	2,702
Spansion, Inc. — Class A*	130	2,691
Limelight Networks, Inc.*	456	2,649
Actuate Corp.*	457	2,605
Electro Rent Corp.	160	2,586
Rudolph Technologies, Inc.*	310	2,551
Cray, Inc.*	352	2,517
Bel Fuse, Inc. — Class B	105	2,509
Exar Corp.*	359	2,506
SS&C Technologies Holdings, Inc.*	120	2,461
Monotype Imaging Holdings, Inc.*	219	2,431
Supertex, Inc.*	100	2,418
UTStarcom, Inc.*	1,168	2,406
Seachange International, Inc.*	280	2,394
Zix Corp.*	557	2,378
Nanometrics, Inc.*	180	2,309
Dice Holdings, Inc.*	160	2,296
MoneyGram International, Inc.*	826	2,238
Pulse Electronics Corp.	416	2,213
Lionbridge Technologies, Inc.*	593	2,188
PROS Holdings, Inc.*	192	2,187
VASCO Data Security International, Inc.*	268	2,179
Radisys Corp.*	241	2,145
Rosetta Stone, Inc.*	100	2,122
Globecomm Systems, Inc.*	212	2,120
Virtusa Corp.*	129	2,110
Digimarc Corp.*	70	2,101
TeleCommunication Systems, Inc. — Class A*	449	2,097
Integrated Silicon Solution, Inc.*	260	2,088
Zygo Corp.*	170	2,079

DemandTec, Inc.*	190	2,060
QuinStreet, Inc.*	105	2,017
LoopNet, Inc.*	180	2,000
Gerber Scientific, Inc.*	250	1,967
Liquidity Services, Inc.*	140	1,967
Ultra Clean Holdings, Inc.*	210	1,955
Mindspeed Technologies, Inc.*	320	1,952
Spectrum Control, Inc.*	130	1,949
Travelzoo, Inc.*	46	1,896
Immersion Corp.*	280	1,879
DSP Group, Inc.*	230	1,872
Marchex, Inc. — Class A	190	1,813
Openwave Systems, Inc.*	837	1,774
Comverge, Inc.*	250	1,728
Keynote Systems, Inc.	118	1,725
Saba Software, Inc.*	278	1,701
Advanced Analogic Technologies, Inc.*	419	1,680
NCI, Inc. — Class A*	73	1,678
KVH Industries, Inc.*	140	1,673
FSI International, Inc.*	377	1,666
Integral Systems, Inc.*	168	1,665
Richardson Electronics Ltd.	140	1,637
Computer Task Group, Inc.*	149	1,621
Global Cash Access Holdings, Inc.*	499	1,592
GSI Technology, Inc.*	195	1,579
X-Rite, Inc.*	337	1,540
MoSys, Inc.*	270	1,536
DDi Corp.	130	1,529
Renaissance Learning, Inc.	126	1,492
Mattson Technology, Inc.*	497	1,491
American Software, Inc. — Class A	220	1,489
Deltek, Inc.*	199	1,445
BigBand Networks, Inc.*	498	1,394
Network Equipment Technologies, Inc.*	297	1,375
CPI International, Inc.*	70	1,354
Rimage Corp.*	90	1,342
PLX Technology, Inc.*	370	1,336
Echo Global Logistics, Inc.*	110	1,324
Conexant Systems, Inc.*	810	1,320
Stamps.com, Inc.	97	1,285
Trident Microsystems, Inc.*	708	1,260
Online Resources Corp.*	270	1,256
TechTarget, Inc.*	150	1,189
Calix, Inc.*	70	1,183
PC-Telephone, Inc.*	190	1,140
Evergreen Solar, Inc.*	1,914	1,116
PDF Solutions, Inc.*	220	1,060
SRS Labs, Inc.*	120	1,057
Occam Networks, Inc.*	120	1,040
Local.com Corp.*	160	1,038
CDC Corp. — Class A*	293	1,028
Agilysys, Inc.*	179	1,008
Hackett Group, Inc.*	280	983

68 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010

RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

FalconStor Software, Inc.*	290	$971
Guidance Software, Inc.*	129	928
ePlus, Inc.*	37	875
Hutchinson Technology, Inc.*	227	842
PC Connection, Inc.*	95	842
Tier Technologies, Inc. — Class B*	140	839
Viasystems Group, Inc.*	40	806
Tessco Technologies, Inc.	50	797
SPS Commerce, Inc.*	50	790
Opnext, Inc.*	438	771
MaxLinear, Inc. — Class A*	71	764
Meru Networks, Inc.*	46	709
Alpha & Omega Semiconductor Ltd.*	50	642
Presstek, Inc.*	269	597
TeleNav, Inc.*	80	582
Network Engines, Inc.*	360	547
Convio, Inc.*	60	497
QAD, Inc. — Class A*	51	464
Ikanos Communications, Inc.*	300	402
Stream Global Services, Inc.*	40	158
QAD, Inc. — Class B*	12	119

Total Information Technology		2,134,656

INDUSTRIALS - 4.1%
Nordson Corp.	340	31,239
Baldor Electric Co.	467	29,440
Acuity Brands, Inc.	437	25,202
GrafTech International Ltd.*	1,200	23,808
Woodward Governor Co.	607	22,799
CLARCOR, Inc.	500	21,445
Genesee & Wyoming, Inc. — Class A*	387	20,492
Alaska Air Group, Inc.*	350	19,841
Esterline Technologies Corp.*	288	19,754
EMCOR Group, Inc.*	669	19,388
ArvinMeritor, Inc.*	940	19,289
Clean Harbors, Inc.*	229	19,254
Moog, Inc. — Class A*	457	18,189
Actuant Corp. — Class A	677	18,022
Hexcel Corp.*	970	17,547
Watsco, Inc.	278	17,536
Belden, Inc.	467	17,195
JetBlue Airways Corp.*	2,523	16,677
Teledyne Technologies, Inc.*	367	16,137
US Airways Group, Inc.*	1,597	15,986
Brady Corp. — Class A	486	15,848
Avis Budget Group, Inc.*	1,017	15,825
United Stationers, Inc.*	245	15,633
EnerSys*	486	15,610
Tetra Tech, Inc.*	610	15,287
Curtiss-Wright Corp.	457	15,172
Geo Group, Inc.*	607	14,969
HEICO Corp.	289	14,748
Atlas Air Worldwide Holdings, Inc.*	259	14,460
Triumph Group, Inc.	160	14,306
Herman Miller, Inc.	560	14,168

HNI Corp.	452	14,102
United Rentals, Inc.*	607	13,809
AO Smith Corp.	362	13,785
Applied Industrial Technologies, Inc.	420	13,642
ABM Industries, Inc.	517	13,597
Dollar Thrifty Automotive Group, Inc.*	286	13,516
Middleby Corp.*	160	13,507
Kaydon Corp.	330	13,438
Old Dominion Freight Line, Inc.*	415	13,276
HUB Group, Inc. — Class A*	370	13,002
Corporate Executive Board Co.	340	12,767
American Superconductor Corp.*	446	12,751
Rollins, Inc.	640	12,640
Brink’s Co.	470	12,634
Mueller Industries, Inc.	377	12,328
Simpson Manufacturing Company, Inc.	391	12,086
Deluxe Corp.	510	11,740
II-VI, Inc.*	250	11,590
CoStar Group, Inc.*	201	11,570
Knight Transportation, Inc.	595	11,305
AAR Corp.*	390	10,713
Healthcare Services Group, Inc.	655	10,657
Watts Water Technologies, Inc. — Class A	291	10,648
Korn*	457	10,561
Insituform Technologies, Inc. — Class A*	390	10,339
AirTran Holdings, Inc.*	1,350	9,976
Barnes Group, Inc.	479	9,901
Robbins & Myers, Inc.	275	9,839
ESCO Technologies, Inc.	260	9,838
Orbital Sciences Corp.*	570	9,764
Werner Enterprises, Inc.	430	9,718
Chart Industries, Inc.*	286	9,661
Briggs & Stratton Corp.	490	9,648
GeoEye, Inc.*	224	9,495
Granite Construction, Inc.	344	9,436
Polypore International, Inc.*	220	8,961
Franklin Electric Company, Inc.	230	8,952
DigitalGlobe, Inc.*	276	8,752
Resources Connection, Inc.	465	8,644
Skywest, Inc.	550	8,591
Acacia Research — Acacia Technologies*	330	8,560
EnPro Industries, Inc.*	203	8,437
SYKES Enterprises, Inc.*	409	8,286
RBC Bearings, Inc.*	210	8,207
Forward Air Corp.	287	8,145
Steelcase, Inc. — Class A	766	8,097
Mine Safety Appliances Co.	260	8,094
Wabash National Corp.*	680	8,058
Beacon Roofing Supply, Inc.*	450	8,041
Heartland Express, Inc.	500	8,010
Unifirst Corp.	145	7,982

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 69

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010

RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

TrueBlue, Inc.*	440	$7,916
Ceradyne, Inc.*	250	7,882
Interface, Inc. — Class A	499	7,809
Ladish Company, Inc.*	159	7,729
Knoll, Inc.	460	7,696
MasTec, Inc.*	527	7,689
Amerco, Inc.*	80	7,683
Interline Brands, Inc.*	337	7,673
Raven Industries, Inc.	160	7,630
Kaman Corp.	260	7,558
Cubic Corp.	160	7,544
Tennant Co.	196	7,528
American Science & Engineering, Inc.	88	7,500
Blount International, Inc.*	472	7,439
Universal Forest Products, Inc.	190	7,391
Allegiant Travel Co. — Class A	150	7,386
CIRCOR International, Inc.	174	7,357
Lindsay Corp.	120	7,132
Quanex Building Products Corp.	374	7,095
Mobile Mini, Inc.*	360	7,088
Advisory Board Co.*	147	7,002
A123 Systems, Inc.*	730	6,964
NACCO Industries, Inc. — Class A	64	6,936
Arkansas Best Corp.	250	6,855
Titan International, Inc.	350	6,839
Ameron International Corp.	89	6,797
Layne Christensen Co.*	196	6,746
Astec Industries, Inc.*	206	6,676
Badger Meter, Inc.	150	6,633
Rush Enterprises, Inc. — Class A*	320	6,541
Mueller Water Products, Inc. — Class A	1,544	6,438
Administaff, Inc.	219	6,417
Albany International Corp. — Class A	270	6,396
McGrath Rentcorp	240	6,293
3D Systems Corp.*	184	5,794
Huron Consulting Group, Inc.*	217	5,740
Dycom Industries, Inc.*	387	5,708
GT Solar International, Inc.*	624	5,691
Griffon Corp.*	439	5,593
John Bean Technologies Corp.	277	5,576
Tutor Perini Corp.	260	5,567
G&K Services, Inc. — Class A	177	5,471
TAL International Group, Inc.	174	5,371
Aircastle Ltd.	505	5,277
Exponent, Inc.*	140	5,254
Altra Holdings, Inc.*	259	5,144
Viad Corp.	197	5,018
Comfort Systems USA, Inc.	380	5,005
SFN Group, Inc.*	510	4,978
EnergySolutions, Inc.	878	4,890
Kelly Services, Inc. — Class A*	260	4,888
Kforce, Inc.*	300	4,854
Heidrick & Struggles International, Inc.	169	4,842
Applied Signal Technology, Inc.	126	4,774

RSC Holdings, Inc.*	490	4,773
AZZ, Inc.	119	4,761
EnerNOC, Inc.*	196	4,686
Navigant Consulting, Inc.*	508	4,674
Encore Wire Corp.	186	4,665
Tredegar Corp.	240	4,651
ACCO Brands Corp.*	540	4,601
Team, Inc.*	190	4,598
Sun Hydraulics Corp.	120	4,536
Colfax Corp.*	246	4,529
ICF International, Inc.*	174	4,475
Ennis, Inc.	260	4,446
Aerovironment, Inc.*	165	4,427
Consolidated Graphics, Inc.*	90	4,359
Great Lakes Dredge & Dock Corp.	583	4,297
Air Transport Services Group, Inc.*	540	4,266
Federal Signal Corp.	620	4,253
Dolan Co.*	305	4,246
Cascade Corp.	88	4,161
MYR Group, Inc.*	197	4,137
Gibraltar Industries, Inc.*	303	4,112
LB Foster Co. — Class A*	99	4,053
Hawaiian Holdings, Inc.*	510	3,998
Genco Shipping & Trading Ltd.*	277	3,989
Greenbrier Companies, Inc.*	190	3,988
Commercial Vehicle Group, Inc.*	240	3,900
Columbus McKinnon Corp.*	190	3,861
Force Protection, Inc.*	700	3,857
Gorman-Rupp Co.	117	3,781
Apogee Enterprises, Inc.	280	3,772
Trex Company, Inc.*	155	3,714
FreightCar America, Inc.	123	3,560
Standex International Corp.	117	3,499
AAON, Inc.	120	3,385
Satcon Technology Corp.*	710	3,195
Marten Transport Ltd.	149	3,186
US Ecology, Inc.	180	3,128
H&E Equipment Services, Inc.*	270	3,124
Vicor Corp.	190	3,116
Orion Marine Group, Inc.*	268	3,109
Trimas Corp.*	150	3,069
Generac Holdings, Inc.*	189	3,056
Sauer-Danfoss, Inc.*	108	3,051
Eagle Bulk Shipping, Inc.*	610	3,038
GenCorp, Inc.*	585	3,024
On Assignment, Inc.*	367	2,991
RailAmerica, Inc.*	230	2,978
Celadon Group, Inc.*	200	2,958
Taser International, Inc.*	624	2,933
Cenveo, Inc.*	547	2,921
Powell Industries, Inc.*	88	2,893
Standard Parking Corp.*	153	2,890
Dynamic Materials Corp.	128	2,889
CBIZ, Inc.*	446	2,783
Kadant, Inc.*	118	2,781

70 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010

RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

American Reprographics Co.*	366	$2,778
School Specialty, Inc.*	190	2,647
NCI Building Systems, Inc.*	189	2,644
Saia, Inc.*	157	2,605
CRA International, Inc.*	110	2,586
Furmanite Corp.*	366	2,529
Titan Machinery, Inc.*	130	2,509
Republic Airways Holdings, Inc.*	340	2,489
Michael Baker Corp.*	80	2,488
Textainer Group Holdings Ltd.	87	2,479
PMFG, Inc.*	149	2,444
Pacer International, Inc.*	354	2,421
Houston Wire & Cable Co.	180	2,419
Twin Disc, Inc.	80	2,389
Ampco-Pittsburgh Corp.	85	2,384
Dynamex, Inc.*	96	2,377
Kratos Defense & Security Solutions, Inc.*	180	2,371
Herley Industries, Inc.*	135	2,338
Tecumseh Products Co. — Class A*	179	2,336
Capstone Turbine Corp.*	2,397	2,301
M&F Worldwide Corp.*	99	2,287
Ener1, Inc.*	602	2,282
Schawk, Inc. — Class A	110	2,264
Advanced Battery Technologies, Inc.*	586	2,256
Aceto Corp.	250	2,250
CDI Corp.	120	2,231
American Woodmark Corp.	90	2,209
Energy Conversion Devices, Inc.*	480	2,208
Excel Maritime Carriers Ltd. — Class A*	390	2,196
Metalico, Inc.*	371	2,181
FuelCell Energy, Inc.*	943	2,178
Ducommun, Inc.	100	2,178
Kimball International, Inc. — Class B	310	2,139
Northwest Pipe Co.*	89	2,139
Insteel Industries, Inc.	170	2,123
Broadwind Energy, Inc.*	919	2,123
Multi-Color Corp.	109	2,121
Primoris Services Corp.	220	2,099
DXP Enterprises, Inc.*	85	2,040
Sterling Construction Company, Inc.*	156	2,034
American Railcar Industries, Inc.*	90	1,992
Graham Corp.	99	1,980
CAI International, Inc.*	99	1,940
Flow International Corp.*	468	1,914
Astronics Corp.*	90	1,890
Mistras Group, Inc.*	140	1,887
APAC Customer Services, Inc.*	310	1,882
Hudson Highland Group, Inc.*	319	1,860
LaBarge, Inc.*	116	1,822
Fuel Tech, Inc.*	185	1,796
Casella Waste Systems, Inc. — Class A*	250	1,772
Met-Pro Corp.	145	1,712

Alamo Group, Inc.	61	1,697
Hill International, Inc.*	260	1,682
Park-Ohio Holdings Corp.*	80	1,673
Douglas Dynamics, Inc.	110	1,667
Microvision, Inc.*	890	1,655
Baltic Trading Ltd.	160	1,634
LSI Industries, Inc.	190	1,607
Courier Corp.	100	1,552
GP Strategies Corp.*	150	1,536
Innerworkings, Inc.*	230	1,506
Energy Recovery, Inc.*	410	1,501
Roadrunner Transportation Systems, Inc.*	99	1,432
Miller Industries, Inc.	100	1,423
International Shipholding Corp.	56	1,422
Ultrapetrol Bahamas Ltd.*	220	1,415
PowerSecure International, Inc.*	180	1,400
Pinnacle Airlines Corp.*	177	1,398
VSE Corp.	42	1,387
LMI Aerospace, Inc.*	86	1,375
Pike Electric Corp.*	160	1,373
Lydall, Inc.*	167	1,344
Volt Information Sciences, Inc.*	155	1,341
Horizon Lines, Inc. — Class A	300	1,311
Barrett Business Services, Inc.	76	1,182
Preformed Line Products Co.	20	1,171
Xerium Technologies, Inc.*	71	1,132
Franklin Covey Co.*	130	1,117
USA Truck, Inc.*	80	1,058
Universal Truckload Services, Inc.*	60	955
Lawson Products, Inc.	38	946
Patriot Transportation Holding, Inc.*	10	930
Builders FirstSource, Inc.*	457	900
Quality Distribution, Inc.*	93	845
Global Defense Technology & Systems, Inc.*	50	843
UQM Technologies, Inc.*	360	824
Argan, Inc.*	77	714
Applied Energetics, Inc.*	777	661
United Capital Corp.*	20	650
Standard Register Co.	177	604
PAM Transportation Services, Inc.*	50	561
Coleman Cable, Inc.*	79	496
PGT, Inc.*	190	465
Omega Flex, Inc.*	27	447
Hoku Corp.*	167	441
BlueLinx Holdings, Inc.*	110	403
LECG Corp.*	250	345
Compx International, Inc.	15	172

Total Industrials		1,839,890

CONSUMER DISCRETIONARY - 3.6%
Deckers Outdoor Corp.*	387	30,859
Sotheby’s	660	29,700
Warnaco Group, Inc.*	447	24,616

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 71

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010

RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Tenneco, Inc.*	590	$24,284
Polaris Industries, Inc.	310	24,186
Dana Holding Corp.*	1,390	23,922
Rent-A-Center, Inc. — Class A	650	20,982
Under Armour, Inc. — Class A*	349	19,139
Vail Resorts, Inc.*	366	19,047
Cheesecake Factory, Inc.*	600	18,396
Carter’s, Inc.*	596	17,588
Coinstar, Inc.*	310	17,496
Life Time Fitness, Inc.*	413	16,929
Brunswick Corp.	880	16,491
Dillard’s, Inc. — Class A	430	16,314
Jo-Ann Stores, Inc.*	267	16,079
Valassis Communications, Inc.*	497	16,078
Live Nation Entertainment, Inc.*	1,400	15,988
AnnTaylor Stores Corp.*	580	15,886
Ascena Retail Group, Inc.*	597	15,773
Wolverine World Wide, Inc.	490	15,621
OfficeMax, Inc.*	850	15,045
CROCS, Inc.*	853	14,603
Cooper Tire & Rubber Co.	619	14,596
Saks, Inc.*	1,348	14,424
Eastman Kodak Co.*	2,680	14,365
Iconix Brand Group, Inc.*	720	13,903
Sally Beauty Holdings, Inc.*	940	13,658
Collective Brands, Inc.*	647	13,652
Jones Group, Inc.	867	13,473
Childrens Place Retail Stores, Inc.*	269	13,353
Men’s Wearhouse, Inc.	527	13,165
Cracker Barrel Old Country Store, Inc.	237	12,981
Gaylord Entertainment Co.*	340	12,220
Orient-Express Hotels Ltd. — Class A*	910	11,821
HSN, Inc.*	380	11,643
Jack in the Box, Inc.*	540	11,410
Capella Education Co.*	171	11,385
PF Chang’s China Bistro, Inc.	230	11,146
Pool Corp.	491	11,067
Pier 1 Imports, Inc.*	1,040	10,920
Jos A. Bank Clothiers, Inc.*	268	10,806
Arbitron, Inc.	260	10,795
Ulta Salon Cosmetics & Fragrance, Inc.*	316	10,744
Hibbett Sports, Inc.*	285	10,517
Matthews International Corp. — Class A	300	10,494
National CineMedia, Inc.	522	10,393
Steven Madden Ltd.*	245	10,221
Monro Muffler Brake, Inc.	296	10,221
Timberland Co. — Class A*	414	10,180
Buckle, Inc.	266	10,047
Group 1 Automotive, Inc.	240	10,022
Texas Roadhouse, Inc. — Class A*	576	9,890
Bob Evans Farms, Inc.	300	9,888

Cinemark Holdings, Inc.	562	9,689
Regis Corp.	570	9,462
Shutterfly, Inc.*	267	9,353
Genesco, Inc.*	245	9,185
Helen of Troy Ltd.*	305	9,071
Scholastic Corp.	300	8,862
Cabela’s, Inc.*	407	8,852
DineEquity, Inc.*	177	8,740
Finish Line, Inc. — Class A	507	8,715
American Greetings Corp. — Class A	390	8,642
CEC Entertainment, Inc.*	220	8,543
Pinnacle Entertainment, Inc.*	607	8,510
Ruby Tuesday, Inc.*	640	8,358
BJ’s Restaurants, Inc.*	224	7,936
Buffalo Wild Wings, Inc.*	180	7,893
Cato Corp. — Class A	285	7,812
Penske Automotive Group, Inc.*	444	7,735
American Axle & Manufacturing Holdings, Inc.*	598	7,690
Ryland Group, Inc.	447	7,612
Meritage Homes Corp.*	327	7,259
99 Cents Only Stores*	450	7,173
K12, Inc.*	250	7,165
Blue Nile, Inc.*	125	7,133
Modine Manufacturing Co.*	460	7,130
Exide Technologies*	756	7,114
PEP Boys-Manny Moe & Jack	526	7,064
Steiner Leisure Ltd.*	148	6,912
American Public Education, Inc.*	185	6,889
Skechers U.S.A., Inc. — Class A*	340	6,800
Liz Claiborne, Inc.*	940	6,730
Stage Stores, Inc.	384	6,659
Quiksilver, Inc.*	1,290	6,540
National Presto Industries, Inc.	50	6,501
Belo Corp. — Class A*	909	6,436
Columbia Sportswear Co.	106	6,392
Scientific Games Corp. — Class A*	640	6,374
Interval Leisure Group, Inc.*	390	6,295
Brown Shoe Company, Inc.	438	6,101
Sonic Corp.*	600	6,072
Shuffle Master, Inc.*	530	6,069
Grand Canyon Education, Inc.*	308	6,034
Talbots, Inc.*	693	5,904
Domino’s Pizza, Inc.*	370	5,902
Papa John’s International, Inc.*	209	5,789
Boyd Gaming Corp.*	537	5,692
NutriSystem, Inc.	269	5,657
True Religion Apparel, Inc.*	250	5,565
Lumber Liquidators Holdings, Inc.*	220	5,480
Maidenform Brands, Inc.*	230	5,467
Barnes & Noble, Inc.	384	5,434
Ascent Media Corp. — Class A*	140	5,426
Stewart Enterprises, Inc. — Class A	810	5,419
Vitamin Shoppe, Inc.*	160	5,382
Fred’s, Inc. — Class A	390	5,366

72 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010

RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Asbury Automotive Group, Inc.*	290	$5,359
DSW, Inc. — Class A*	137	5,357
Zumiez, Inc.*	197	5,293
G-III Apparel Group Ltd.*	150	5,273
Callaway Golf Co.	640	5,165
Sonic Automotive, Inc. — Class A	390	5,164
iRobot Corp.*	207	5,150
Jakks Pacific, Inc.*	280	5,102
Select Comfort Corp.*	540	4,930
Peet’s Coffee & Tea, Inc.*	118	4,925
Standard Pacific Corp.*	1,070	4,922
Superior Industries International, Inc.	230	4,881
Harte-Hanks, Inc.	380	4,853
Ethan Allen Interiors, Inc.	240	4,802
Churchill Downs, Inc.	110	4,774
Knology, Inc.*	303	4,736
La-Z-Boy, Inc. — Class Z*	510	4,600
Universal Technical Institute, Inc.	208	4,580
Corinthian Colleges, Inc.*	879	4,580
RC2 Corp.*	210	4,572
Winnebago Industries, Inc.*	290	4,408
Rue21, Inc.*	150	4,397
Lions Gate Entertainment Corp.*	670	4,362
Pre-Paid Legal Services, Inc.*	72	4,338
Drew Industries, Inc.	190	4,317
Fuel Systems Solutions, Inc.*	145	4,260
Charming Shoppes, Inc.*	1,160	4,118
PetMed Express, Inc.	230	4,096
Ameristar Casinos, Inc.	260	4,064
Core-Mark Holding Company, Inc.*	114	4,057
Krispy Kreme Doughnuts, Inc.*	580	4,048
Beazer Homes USA, Inc.*	750	4,043
Dorman Products, Inc.*	110	3,986
Retail Ventures, Inc.*	230	3,749
Wet Seal, Inc. — Class A*	1,008	3,730
Dex One Corp.*	497	3,708
Sinclair Broadcast Group, Inc. — Class A	452	3,697
Citi Trends, Inc.*	149	3,658
Universal Electronics, Inc.*	128	3,631
Pacific Sunwear of California, Inc.*	666	3,610
Oxford Industries, Inc.	140	3,585
Volcom, Inc.	190	3,585
AFC Enterprises, Inc.*	256	3,558
Bridgepoint Education, Inc.*	187	3,553
Denny’s Corp.*	989	3,541
World Wrestling Entertainment, Inc. — Class A	244	3,475
Mediacom Communications Corp. — Class A*	403	3,409
Big 5 Sporting Goods Corp.	220	3,359
Red Robin Gourmet Burgers, Inc.*	156	3,349
California Pizza Kitchen, Inc.*	190	3,283
K-Swiss, Inc. — Class A*	260	3,242
EW Scripps Co. — Class A*	310	3,147

Express, Inc.	160	3,008
Lithia Motors, Inc. — Class A	210	3,001
Sturm Ruger & Company, Inc.	190	2,905
Biglari Holdings, Inc.*	7	2,872
M/I Homes, Inc.*	185	2,845
McClatchy Co. — Class A*	597	2,788
HOT Topic, Inc.	440	2,759
Cavco Industries, Inc.*	59	2,755
Perry Ellis International, Inc.*	100	2,747
Marcus Corp.	205	2,720
Rentrak Corp.*	90	2,714
hhgregg, Inc.*	128	2,682
Entercom Communications Corp. — Class A*	230	2,663
Standard Motor Products, Inc.	190	2,603
America’s Car-Mart, Inc.*	95	2,573
Lincoln Educational Services Corp.	165	2,559
Stein Mart, Inc.	270	2,498
Warner Music Group Corp.*	440	2,477
Libbey, Inc.*	160	2,475
Overstock.com, Inc.*	150	2,472
Shoe Carnival, Inc.*	90	2,430
Movado Group, Inc.*	147	2,373
Unifi, Inc.*	140	2,370
Furniture Brands International, Inc.*	459	2,359
Kirkland’s, Inc.*	167	2,343
Stoneridge, Inc.*	148	2,337
Haverty Furniture Companies, Inc.	179	2,323
Amerigon, Inc.*	210	2,285
CKX, Inc.*	557	2,245
Smith & Wesson Holding Corp.*	590	2,207
Ambassadors Group, Inc.	190	2,185
Global Sources Ltd.*	229	2,180
Christopher & Banks Corp.	350	2,153
Hovnanian Enterprises, Inc. — Class A*	510	2,086
Journal Communications, Inc. — Class A*	409	2,065
MarineMax, Inc.*	220	2,057
Drugstore.com, Inc.*	927	2,049
Spartan Motors, Inc.	336	2,046
Casual Male Retail Group, Inc.*	417	1,977
Coldwater Creek, Inc.*	607	1,924
Bebe Stores, Inc.	322	1,919
Morgans Hotel Group Co.*	210	1,905
Speedway Motorsports, Inc.	120	1,838
Leapfrog Enterprises, Inc. — Class A*	330	1,832
Mac-Gray Corp.	117	1,749
Skyline Corp.	67	1,747
Destination Maternity Corp.*	46	1,745
Blyth, Inc.	50	1,724
Weyco Group, Inc.	70	1,714
Arctic Cat, Inc.*	117	1,713
Isle of Capri Casinos, Inc.*	164	1,676

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 73

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010

RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Systemax, Inc.*	115	$1,622
AH Belo Corp. — Class A*	179	1,557
Hooker Furniture Corp.	110	1,554
Tuesday Morning Corp.*	290	1,531
Multimedia Games, Inc.*	273	1,523
Bon-Ton Stores, Inc.	120	1,519
West Marine, Inc.*	140	1,481
LIN TV Corp. — Class A*	278	1,473
Audiovox Corp. — Class A*	170	1,467
CSS Industries, Inc.	70	1,443
Cherokee, Inc.	76	1,430
Ruth’s Hospitality Group, Inc.*	298	1,380
Sealy Corp.*	470	1,372
Jamba, Inc.*	597	1,355
McCormick & Schmick’s Seafood Restaurants, Inc.*	149	1,354
Build-A-Bear Workshop, Inc. — Class A*	174	1,329
Fisher Communications, Inc.*	60	1,308
O’Charleys, Inc.*	177	1,274
Media General, Inc. — Class A*	220	1,272
Entravision Communications Corp. — Class A*	487	1,252
Lifetime Brands, Inc.*	89	1,250
Gaiam, Inc. — Class A	160	1,232
Steinway Musical Instruments, Inc.*	60	1,191
Archipelago Learning, Inc.*	120	1,177
Martha Stewart Living Omnimedia, Inc. — Class A*	259	1,145
Midas, Inc.*	140	1,135
Monarch Casino & Resort, Inc.*	90	1,125
SuperMedia, Inc.*	129	1,124
CPI Corp.	49	1,105
Playboy Enterprises, Inc. — Class B*	210	1,096
New York & Company, Inc.*	248	1,096
REX American Resources Corp.*	71	1,091
Ballantyne Strong, Inc.*	140	1,088
Lee Enterprises, Inc.*	440	1,082
US Auto Parts Network, Inc.*	128	1,075
Orbitz Worldwide, Inc.*	190	1,062
LodgeNet Interactive Corp.*	249	1,058
Kid Brands, Inc.*	120	1,026
Kenneth Cole Productions, Inc. — Class A*	80	999
ReachLocal, Inc.*	50	996
Cumulus Media, Inc. — Class A*	220	948
Culp, Inc.*	90	932
Red Lion Hotels Corp.*	116	926
Gray Television, Inc.*	480	898
Carrols Restaurant Group, Inc.*	120	890
RG Barry Corp.	80	890
Outdoor Channel Holdings, Inc.	120	860
Brookfield Homes Corp.*	90	846
Einstein Noah Restaurant Group, Inc.	60	843
Summer Infant, Inc.*	110	834
Lacrosse Footwear, Inc.	50	820
Delta Apparel, Inc.*	60	810
Carmike Cinemas, Inc.*	100	772
Caribou Coffee Company, Inc.*	74	746
PRIMEDIA, Inc.	170	714
1-800-Flowers.com, Inc. — Class A*	260	699
Winmark Corp.	20	673
Marine Products Corp.*	99	659
Nexstar Broadcasting Group, Inc. — Class A*	110	659
Joe’s Jeans, Inc.*	420	655
Conn’s, Inc.*	136	637
Shiloh Industries, Inc.	50	598
National American University Holdings, Inc.	80	587
Learning Tree International, Inc.	60	574
Cambium Learning Group, Inc.*	160	550
American Apparel, Inc.*	329	546
Johnson Outdoors, Inc. — Class A*	40	501
Westwood One, Inc.*	50	457
Bluegreen Corp.*	140	451
Borders Group, Inc.*	498	448
Crown Media Holdings, Inc. — Class A*	167	438
Books-A-Million, Inc. — Class A	67	389
Radio One, Inc. — Class D*	310	347
Empire Resorts, Inc.*	250	258
Beasley Broadcasting Group, Inc. — Class A*	40	240
Princeton Review, Inc.*	195	230
Value Line, Inc.	10	145
Vitacost.com, Inc.*,†††,1	140	70

Total Consumer Discretionary		1,602,649

HEALTH CARE - 3.2%
Salix Pharmaceuticals Ltd.*	560	26,311
Onyx Pharmaceuticals, Inc.*	626	23,081
AMERIGROUP Corp.*	510	22,399
STERIS Corp.	595	21,694
Dionex Corp.*	170	20,062
Healthsouth Corp.*	930	19,260
Owens & Minor, Inc.	620	18,247
Catalyst Health Solutions, Inc.*	383	17,806
HMS Holdings Corp.*	268	17,358
InterMune, Inc.*	457	16,635
Medicis Pharmaceutical Corp. — Class A	607	16,262
Haemonetics Corp.*	250	15,795
Magellan Health Services, Inc.*	330	15,602
Theravance, Inc.*	620	15,543
Healthspring, Inc.*	571	15,149
Masimo Corp.	518	15,058
Chemed Corp.	230	14,607
Incyte Corporation Ltd.*	877	14,523
Sirona Dental Systems, Inc.*	336	14,038

74 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010

RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

American Medical Systems Holdings, Inc.*	741	$13,975
Immucor, Inc.*	697	13,822
Volcano Corp.*	504	13,764
Par Pharmaceutical Companies, Inc.*	354	13,633
West Pharmaceutical Services, Inc.	330	13,596
Cepheid, Inc.*	595	13,536
athenahealth, Inc.*	330	13,523
Viropharma, Inc.*	780	13,510
Quality Systems, Inc.	190	13,266
Pharmasset, Inc.*	296	12,849
WellCare Health Plans, Inc.*	420	12,692
PSS World Medical, Inc.*	560	12,656
Impax Laboratories, Inc.*	627	12,609
Seattle Genetics, Inc.*	840	12,558
Cubist Pharmaceuticals, Inc.*	585	12,519
Parexel International Corp.*	579	12,292
Centene Corp.*	481	12,189
Bruker Corp.*	728	12,085
Nektar Therapeutics*	940	12,079
Align Technology, Inc.*	596	11,646
Alkermes, Inc.*	944	11,592
Acorda Therapeutics, Inc.*	387	10,550
Martek Biosciences Corp.*	330	10,329
Integra LifeSciences Holdings Corp.*	214	10,122
NuVasive, Inc.*	390	10,004
Amedisys, Inc.*	285	9,547
Isis Pharmaceuticals, Inc.*	940	9,513
Meridian Bioscience, Inc.	407	9,426
Neogen Corp.*	225	9,232
Exelixis, Inc.*	1,080	8,867
Auxilium Pharmaceuticals, Inc.*	417	8,799
MedAssets, Inc.*	434	8,762
Invacare Corp.	290	8,746
PDL BioPharma, Inc.	1,387	8,641
Arthrocare Corp.*	270	8,386
Cyberonics, Inc.*	270	8,375
HeartWare International, Inc.*	92	8,056
Questcor Pharmaceuticals, Inc.*	540	7,954
DexCom, Inc.*	578	7,890
Zoll Medical Corp.*	209	7,781
Gentiva Health Services, Inc.*	290	7,714
Vivus, Inc.*	810	7,590
CONMED Corp.*	287	7,585
MWI Veterinary Supply, Inc.*	120	7,578
Savient Pharmaceuticals, Inc.*	677	7,542
Medicines Co.*	530	7,489
Kindred Healthcare, Inc.*	390	7,164
Luminex Corp.*	370	6,764
Amsurg Corp. — Class A*	317	6,641
Universal American Corp.	320	6,544
Micromet, Inc.*	804	6,528
Targacept, Inc.*	237	6,281
IPC The Hospitalist Company, Inc.*	160	6,242
Analogic Corp.	126	6,238

NxStage Medical, Inc.*	250	6,220
Immunogen, Inc.*	670	6,204
Insulet Corp.*	399	6,185
Air Methods Corp.*	107	6,021
Wright Medical Group, Inc.*	385	5,979
Enzon Pharmaceuticals, Inc.*	490	5,963
Momenta Pharmaceuticals, Inc.*	398	5,958
Sequenom, Inc.*	742	5,951
RehabCare Group, Inc.*	249	5,901
Abaxis, Inc.*	217	5,826
Halozyme Therapeutics, Inc.*	713	5,647
Ariad Pharmaceuticals, Inc.*	1,102	5,620
Greatbatch, Inc.*	230	5,554
Hanger Orthopedic Group, Inc.*	260	5,509
Bio-Reference Labs, Inc.*	246	5,456
Landauer, Inc.	89	5,337
MannKind Corp.*	662	5,336
NPS Pharmaceuticals, Inc.*	660	5,214
Medivation, Inc.*	341	5,173
Celera Corp.*	817	5,147
Geron Corp.*	980	5,067
Inspire Pharmaceuticals, Inc.*	597	5,015
Computer Programs & Systems, Inc.	105	4,918
Orthofix International N.V.*	167	4,843
Emergent Biosolutions, Inc.*	200	4,692
Omnicell, Inc.*	320	4,624
Accelrys, Inc.*	548	4,548
Medidata Solutions, Inc.*	189	4,513
SonoSite, Inc.*	140	4,424
LHC Group, Inc.*	147	4,410
SIGA Technologies, Inc.*	314	4,396
Merit Medical Systems, Inc.*	277	4,385
ICU Medical, Inc.*	120	4,380
Conceptus, Inc.*	310	4,278
Delcath Systems, Inc.*	435	4,263
Molina Healthcare, Inc.*	150	4,178
National Healthcare Corp.	90	4,164
Natus Medical, Inc.*	278	3,942
Emeritus Corp.*	200	3,942
AMAG Pharmaceuticals, Inc.*	216	3,910
Rigel Pharmaceuticals, Inc.*	510	3,840
Triple-S Management Corp. — Class B*	200	3,816
MAKO Surgical Corp.*	250	3,805
Healthways, Inc.*	340	3,794
Optimer Pharmaceuticals, Inc.*	330	3,732
Select Medical Holdings Corp.*	507	3,706
Angiodynamics, Inc.*	240	3,689
Neurocrine Biosciences, Inc.*	482	3,682
Allos Therapeutics, Inc.*	790	3,642
Alnylam Pharmaceuticals, Inc.*	365	3,599
Atrion Corp.	20	3,589
Syneron Medical Ltd.*	350	3,567
Affymetrix, Inc.*	707	3,556
eResearchTechnology, Inc.*	482	3,543

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 75

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010

RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Corvel Corp.*	73	$3,530
Ensign Group, Inc.	140	3,482
Accuray, Inc.*	515	3,476
Endologix, Inc.*	486	3,475
PharMerica Corp.*	300	3,435
Spectrum Pharmaceuticals, Inc.*	497	3,414
Symmetry Medical, Inc.*	367	3,395
Assisted Living Concepts, Inc. — Class A*	104	3,383
Ardea Biosciences, Inc.*	129	3,354
Akorn, Inc.*	550	3,338
Depomed, Inc.*	520	3,307
Genoptix, Inc.*	172	3,271
Opko Health, Inc.*	890	3,266
Metabolix, Inc.*	257	3,128
Sunrise Senior Living, Inc.*	558	3,041
Almost Family, Inc.*	79	3,035
Quidel Corp.*	210	3,035
Durect Corp.*	870	3,002
Genomic Health, Inc.*	140	2,995
Sangamo Biosciences, Inc.*	450	2,988
ABIOMED, Inc.*	310	2,979
Jazz Pharmaceuticals, Inc.*	150	2,952
Cantel Medical Corp.	126	2,948
AVANIR Pharmaceuticals, Inc. — Class A*	720	2,938
Chelsea Therapeutics International Ltd.*	380	2,850
Lexicon Pharmaceuticals, Inc.*	1,967	2,832
Caliper Life Sciences, Inc.*	440	2,790
Rural/Metro Corp.*	190	2,770
Medcath Corp.*	197	2,748
OraSure Technologies, Inc.*	467	2,685
Cross Country Healthcare, Inc.*	317	2,685
BMP Sunstone Corp.*	270	2,676
Vanda Pharmaceuticals, Inc.*	278	2,630
Pharmacyclics, Inc.*	430	2,614
MAP Pharmaceuticals, Inc.*	156	2,611
Palomar Medical Technologies, Inc.*	182	2,586
Nabi Biopharmaceuticals*	440	2,548
Unilife Corp.*	480	2,544
Cypress Bioscience, Inc.*	380	2,462
Arqule, Inc.*	417	2,448
Orexigen Therapeutics, Inc.*	302	2,440
Team Health Holdings, Inc.*	156	2,424
Hi-Tech Pharmacal Company, Inc.*	97	2,420
Pain Therapeutics, Inc.	357	2,410
AMN Healthcare Services, Inc.*	390	2,395
Sun Healthcare Group, Inc.*	189	2,393
Chindex International, Inc.*	145	2,391
Immunomedics, Inc.*	650	2,327
AVI BioPharma, Inc.*	1,097	2,326
Cytori Therapeutics, Inc.*	448	2,325
Dynavax Technologies Corp.*	720	2,304
XenoPort, Inc.*	270	2,300

Keryx Biopharmaceuticals, Inc.*	500	2,290
BioMimetic Therapeutics, Inc.*	180	2,286
ZIOPHARM Oncology, Inc.*	487	2,269
American Dental Partners, Inc.*	166	2,243
Five Star Quality Care, Inc.*	310	2,192
Novavax, Inc.*	900	2,187
Eurand N.V.*	180	2,129
Staar Surgical Co.*	344	2,098
Exact Sciences Corp.*	350	2,093
Providence Service Corp.*	130	2,089
Dyax Corp.*	973	2,082
SurModics, Inc.*	175	2,077
BioScrip, Inc.*	390	2,040
US Physical Therapy, Inc.*	100	1,982
Vascular Solutions, Inc.*	169	1,981
Ironwood Pharmaceuticals, Inc. — Class A*	190	1,967
Vital Images, Inc.*	140	1,957
Kensey Nash Corp.*	70	1,948
Obagi Medical Products, Inc.*	167	1,929
Merge Healthcare, Inc.*	517	1,928
Young Innovations, Inc.	60	1,921
Arena Pharmaceuticals, Inc.*	1,113	1,914
Clinical Data, Inc.*	119	1,893
Cadence Pharmaceuticals, Inc.*	250	1,888
Solta Medical, Inc.*	590	1,800
Idenix Pharmaceuticals, Inc.*	356	1,794
Capital Senior Living Corp.*	267	1,789
Accretive Health, Inc.*	110	1,788
Skilled Healthcare Group, Inc. — Class A*	198	1,778
Synovis Life Technologies, Inc.*	110	1,772
Pozen, Inc.*	266	1,769
Transcend Services, Inc.*	90	1,763
Biotime, Inc.*	210	1,749
TomoTherapy, Inc.*	484	1,747
Enzo Biochem, Inc.*	330	1,742
Spectranetics Corp.*	337	1,739
Metropolitan Health Networks, Inc.*	389	1,739
Santarus, Inc.*	527	1,723
Ligand Pharmaceuticals, Inc. — Class B*	189	1,686
IRIS International, Inc.*	160	1,637
Kendle International, Inc.*	150	1,634
Exactech, Inc.*	84	1,581
Omeros Corp.*	190	1,566
Array Biopharma, Inc.*	520	1,555
Sciclone Pharmaceuticals, Inc.*	369	1,542
Cambrex Corp.*	296	1,530
Progenics Pharmaceuticals, Inc.*	280	1,529
CryoLife, Inc.*	280	1,518
Curis, Inc.*	760	1,505
BioCryst Pharmaceuticals, Inc.*	290	1,499
SuperGen, Inc.*	560	1,467
RTI Biologics, Inc.*	547	1,460

76 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010

RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Vical, Inc.*	680	$1,374
America Service Group, Inc.	90	1,363
Synta Pharmaceuticals Corp.*	222	1,359
Continucare Corp.*	290	1,357
Alphatec Holdings, Inc.*	501	1,353
Osiris Therapeutics, Inc.*	173	1,348
Orthovita, Inc.*	664	1,335
Medical Action Industries, Inc.*	138	1,322
Affymax, Inc.*	197	1,310
AVEO Pharmaceuticals, Inc.*	89	1,301
Albany Molecular Research, Inc.*	229	1,287
Furiex Pharmaceuticals, Inc.*	89	1,286
StemCells, Inc.*	1,187	1,282
Celldex Therapeutics, Inc.*	310	1,277
Inhibitex, Inc.*	490	1,274
Codexis, Inc.*	119	1,261
Nymox Pharmaceutical Corp.*	177	1,246
Maxygen, Inc.	317	1,246
Peregrine Pharmaceuticals, Inc.*	540	1,242
Rochester Medical Corp.*	110	1,201
Antares Pharma, Inc.*	700	1,190
Biosante Pharmaceuticals, Inc.*	704	1,155
Alliance HealthCare Services, Inc.*	271	1,149
Allied Healthcare International, Inc.*	457	1,147
CardioNet, Inc.*	240	1,123
CytRx Corp.*	1,087	1,098
Cutera, Inc.*	130	1,078
Stereotaxis, Inc.*	280	1,072
Corcept Therapeutics, Inc.*	274	1,058
LCA-Vision, Inc.*	180	1,035
Zalicus, Inc.*	650	1,027
Biospecifics Technologies Corp.*	40	1,024
Cynosure, Inc. — Class A*	97	992
Neuralstem, Inc.*	457	969
Cytokinetics, Inc.*	463	968
PDI, Inc.*	90	949
Cerus Corp.*	380	935
MedQuist, Inc.	107	926
Inovio Pharmaceuticals, Inc.*	797	917
Somaxon Pharmaceuticals, Inc.*	280	882
MELA Sciences, Inc.*	251	841
Infinity Pharmaceuticals, Inc.*	140	830
PURE Bioscience*	347	770
Nanosphere, Inc.*	172	750
NeurogesX, Inc.*	115	731
Cumberland Pharmaceuticals, Inc.*	120	719
National Research Corp.	20	685
Aoxing Pharmaceutical Company, Inc.*	240	670
Alimera Sciences, Inc.*	60	623
Hansen Medical, Inc.*	422	620
Lannett Company, Inc.*	100	559
Alexza Pharmaceuticals, Inc.*	430	538
DynaVox, Inc. — Class A*	90	462
Cornerstone Therapeutics, Inc.*	76	440
Sucampo Pharmaceuticals, Inc. — Class A*	110	422
Neostem, Inc.*	274	386
Transcept Pharmaceuticals, Inc.*	50	370
Caraco Pharmaceutical Laboratories Ltd.*	80	363
Biodel, Inc.*	176	322
Acura Pharmaceuticals, Inc.*	89	295
Anthera Pharmaceuticals, Inc.*	60	293
AspenBio Pharma, Inc.*	350	211

Total Health Care		1,435,857

ENERGY - 1.6%
Brigham Exploration Co.*	1,161	31,645
Dril-Quip, Inc.*	346	26,891
World Fuel Services Corp.	680	24,589
Complete Production Services, Inc.*	778	22,990
Berry Petroleum Co. — Class A	516	22,549
CARBO Ceramics, Inc.	190	19,673
Rosetta Resources, Inc.*	520	19,573
Lufkin Industries, Inc.	299	18,655
Bill Barrett Corp.*	451	18,550
Bristow Group, Inc.*	360	17,046
Key Energy Services, Inc.*	1,248	16,199
Patriot Coal Corp.*	780	15,109
Swift Energy Co.*	374	14,642
McMoRan Exploration Co.*	829	14,209
Energy XXI Bermuda Ltd.*	500	13,835
Helix Energy Solutions Group, Inc.*	1,040	12,626
Northern Oil and Gas, Inc.*	446	12,136
Nordic American Tanker Shipping	460	11,969
ION Geophysical Corp.*	1,267	10,744
Carrizo Oil & Gas, Inc.*	310	10,692
Kodiak Oil & Gas Corp.*	1,540	10,164
International Coal Group, Inc.*	1,313	10,163
Stone Energy Corp.*	436	9,718
Ship Finance International Ltd.	440	9,469
Tetra Technologies, Inc.*	760	9,021
Overseas Shipholding Group, Inc.	249	8,820
Petroleum Development Corp.*	190	8,020
RPC, Inc.	432	7,828
Penn Virginia Corp.	457	7,687
ATP Oil & Gas Corp.*	443	7,416
Cloud Peak Energy, Inc.*	310	7,201
Gulfmark Offshore, Inc. — Class A*	230	6,992
Global Industries Ltd.*	1,005	6,965
Contango Oil & Gas Co.*	120	6,952
USEC, Inc.*	1,140	6,863
James River Coal Co.*	270	6,839
W&T Offshore, Inc.	354	6,326
Gulfport Energy Corp.*	276	5,975
Resolute Energy Corp.*	380	5,609
Clean Energy Fuels Corp.*	398	5,508
Western Refining, Inc.*	517	5,470
Newpark Resources, Inc.*	887	5,464

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 77

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010

RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Golar LNG Ltd.	364	$5,464
T-3 Energy Services, Inc. — Class 3*	134	5,337
Cal Dive International, Inc.*	936	5,307
Parker Drilling Co.*	1,160	5,301
Clayton Williams Energy, Inc.*	60	5,038
Apco Oil and Gas International, Inc.	86	4,945
TransAtlantic Petroleum Ltd.*	1,467	4,885
Hornbeck Offshore Services, Inc.*	230	4,802
Tesco Corp.*	300	4,764
Pioneer Drilling Co.*	538	4,740
CVR Energy, Inc.*	305	4,630
Willbros Group, Inc.*	470	4,615
BPZ Resources, Inc.*	963	4,584
Rex Energy Corp.*	322	4,395
Energy Partners Ltd.*	290	4,309
Goodrich Petroleum Corp.*	240	4,234
Knightsbridge Tankers Ltd.	186	4,142
Petroquest Energy, Inc.*	549	4,134
Harvest Natural Resources, Inc.*	330	4,016
Gulf Island Fabrication, Inc.	141	3,973
Teekay Tankers Ltd. — Class A	320	3,949
Hercules Offshore, Inc.*	1,134	3,924
Basic Energy Services, Inc.*	230	3,790
Magnum Hunter Resources Corp.*	520	3,744
Uranium Energy Corp.*	609	3,678
OYO Geospace Corp.*	37	3,667
Crosstex Energy, Inc.	407	3,606
Vaalco Energy, Inc.*	500	3,580
Venoco, Inc.*	190	3,506
Houston American Energy Corp.	179	3,238
Warren Resources, Inc.*	707	3,196
Matrix Service Co.*	260	3,167
Cheniere Energy, Inc.*	570	3,146
Approach Resources, Inc.*	134	3,095
Vantage Drilling Co.*	1,508	3,061
Abraxas Petroleum Corp.*	660	3,016
Georesources, Inc.*	126	2,798
Endeavour International Corp.*	197	2,721
FX Energy, Inc.*	436	2,681
Rentech, Inc.*	2,147	2,619
Allis-Chalmers Energy, Inc.*	350	2,481
PHI, Inc.*	130	2,449
Dawson Geophysical Co.*	76	2,424
General Maritime Corp.	722	2,347
DHT Holdings, Inc.	487	2,265
Natural Gas Services Group, Inc.*	116	2,194
Gastar Exploration Ltd.*	437	1,879
Panhandle Oil and Gas, Inc. — Class A	68	1,865
L&L Energy, Inc.*	170	1,836
Green Plains Renewable Energy, Inc.*	160	1,802
Callon Petroleum Co.*	280	1,658
GMX Resources, Inc.*	300	1,656
Delta Petroleum Corp.*	1,843	1,401

Scorpio Tankers, Inc.*	130	1,314
Syntroleum Corp.*	688	1,273
Union Drilling, Inc.*	148	1,077
RAM Energy Resources, Inc.*	554	1,019
Seahawk Drilling, Inc.*	110	984
Delek US Holdings, Inc.	135	983
Evolution Petroleum Corp.*	149	971
CAMAC Energy, Inc.*	470	935
Miller Petroleum, Inc.*	179	931
Isramco, Inc.*	10	843
Global Geophysical Services, Inc.*	71	737
Alon USA Energy, Inc.	81	484
Hallador Energy Co.	37	388

Total Energy		716,785

MATERIALS — 1.4%
Hecla Mining Co.*	2,549	28,702
Solutia, Inc.*	1,207	27,858
WR Grace & Co.*	730	25,645
Coeur d’Alene Mines Corp.*	880	24,042
Rock-Tenn Co. — Class A	386	20,825
Thompson Creek Metals Company, Inc.*	1,390	20,461
Rockwood Holdings, Inc.*	511	19,990
Allied Nevada Gold Corp.*	747	19,654
Silgan Holdings, Inc.	537	19,230
Sensient Technologies Corp.	497	18,255
Olin Corp.	790	16,211
Ferro Corp.*	857	12,546
Minerals Technologies, Inc.	190	12,428
NewMarket Corp.	100	12,337
OM Group, Inc.*	310	11,938
Louisiana-Pacific Corp.*	1,260	11,920
Golden Star Resources Ltd.*	2,570	11,796
Schweitzer-Mauduit International, Inc.	186	11,703
PolyOne Corp.*	924	11,541
Globe Specialty Metals, Inc.	617	10,544
Worthington Industries, Inc.	560	10,304
HB Fuller Co.	487	9,993
Century Aluminum Co.*	638	9,908
Balchem Corp.	286	9,670
Stillwater Mining Co.*	448	9,565
Texas Industries, Inc.	207	9,476
Calgon Carbon Corp.*	565	8,543
Clearwater Paper Corp.*	107	8,378
Arch Chemicals, Inc.	220	8,345
Westlake Chemical Corp.	189	8,216
Buckeye Technologies, Inc.	390	8,194
RTI International Metals, Inc.*	300	8,094
Georgia Gulf Corp.*	330	7,940
Brush Engineered Materials, Inc.*	200	7,728
AMCOL International Corp.	246	7,626
Innophos Holdings, Inc.	207	7,469
Kaiser Aluminum Corp.	148	7,413

78 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010

RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Koppers Holdings, Inc.	202	$7,228
US Gold Corp.*	889	7,174
A. Schulman, Inc.	311	7,119
Deltic Timber Corp.	110	6,197
Stepan Co.	80	6,102
Jaguar Mining, Inc.*	840	5,989
KapStone Paper and Packaging Corp.*	380	5,814
Horsehead Holding Corp.*	437	5,698
STR Holdings, Inc.*	279	5,580
PH Glatfelter Co.	450	5,521
Boise, Inc.	694	5,503
Haynes International, Inc.	117	4,894
Quaker Chemical Corp.	110	4,584
Graphic Packaging Holding Co.*	1,114	4,333
Zep, Inc.	210	4,175
General Moly, Inc.*	640	4,147
Wausau Paper Corp.	479	4,124
LSB Industries, Inc.*	167	4,051
Hawkins, Inc.	90	3,996
Omnova Solutions, Inc.*	439	3,670
Myers Industries, Inc.	356	3,467
Kraton Performance Polymers, Inc.*	107	3,312
Zoltek Companies, Inc.*	276	3,188
AM Castle & Co.*	170	3,130
Capital Gold Corp.*	610	3,093
Spartech Corp.*	317	2,967
Neenah Paper, Inc.	150	2,952
Senomyx, Inc.*	387	2,759
Headwaters, Inc.*	600	2,748
Olympic Steel, Inc.	95	2,725
TPC Group, Inc.*	80	2,426
Graham Packaging Company, Inc.*	175	2,282
Universal Stainless & Alloy Products, Inc.*	66	2,064
American Vanguard Corp.	204	1,742
Metals USA Holdings Corp.*	109	1,661
US Energy Corp.*	259	1,575
Noranda Aluminum Holding Corp.*	107	1,562
Landec Corp.*	260	1,555
United States Lime & Minerals, Inc.*	27	1,137
AEP Industries, Inc.*	40	1,038
KMG Chemicals, Inc.	60	994
NL Industries, Inc.	66	737
Verso Paper Corp.*	150	513

Total Materials		650,014

UTILITIES — 0.8%
Nicor, Inc.	457	22,813
Piedmont Natural Gas Company, Inc.	720	20,131
Cleco Corp.	607	18,671
WGL Holdings, Inc.	506	18,100
IDACORP, Inc.	486	17,972
New Jersey Resources Corp.	410	17,675
Southwest Gas Corp.	454	16,648
Portland General Electric Co.	747	16,210

South Jersey Industries, Inc.	298	15,740
Unisource Energy Corp.	367	13,153
Avista Corp.	540	12,161
Northwest Natural Gas Co.	260	12,082
El Paso Electric Co.*	437	12,031
Allete, Inc.	315	11,737
Black Hills Corp.	390	11,700
UIL Holdings Corp.	381	11,415
PNM Resources, Inc.	870	11,327
NorthWestern Corp.	358	10,321
MGE Energy, Inc.	230	9,835
Empire District Electric Co.	404	8,969
Otter Tail Corp.	358	8,069
Laclede Group, Inc.	220	8,039
CH Energy Group, Inc.	160	7,822
California Water Service Group	189	7,044
American States Water Co.	185	6,377
Dynegy, Inc. — Class A*	1,017	5,716
Chesapeake Utilities Corp.	86	3,571
SJW Corp.	130	3,441
Middlesex Water Co.	153	2,808
Central Vermont Public Service Corp.	125	2,733
Unitil Corp.	110	2,501
Connecticut Water Service, Inc.	79	2,203
York Water Co.	117	2,023
Cadiz, Inc.*	117	1,455
Consolidated Water Company Ltd.	140	1,284
Artesian Resources Corp. — Class A	62	1,175
American DG Energy, Inc.*	190	526

Total Utilities		355,478

CONSUMER STAPLES — 0.7%
TreeHouse Foods, Inc.*	347	17,728
United Natural Foods, Inc.*	469	17,203
Ruddick Corp.	435	16,025
Casey’s General Stores, Inc.	370	15,729
Nu Skin Enterprises, Inc. — Class A	497	15,039
Diamond Foods, Inc.	220	11,700
Hain Celestial Group, Inc.*	406	10,986
Darling International, Inc.*	820	10,890
Lancaster Colony Corp.	188	10,754
Universal Corp.	240	9,768
Fresh Del Monte Produce, Inc.	390	9,730
Sanderson Farms, Inc.	219	8,574
Boston Beer Company, Inc. — Class A*	89	8,463
Vector Group Ltd.	452	7,829
Tootsie Roll Industries, Inc.	240	6,953
J&J Snack Foods Corp.	140	6,754
Andersons, Inc.	180	6,543
B&G Foods, Inc. — Class A	470	6,453
WD-40 Co.	160	6,445
Chiquita Brands International, Inc.*	440	6,169
Snyders-Lance, Inc.	260	6,094
Pricesmart, Inc.	160	6,085
Spectrum Brands Holdings, Inc.*	180	5,611

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 79

SCHEDULE OF INVESTMENTS (continued)	December 31, 2010

RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Central Garden and Pet Co. — Class A*	560	$5,533
Elizabeth Arden, Inc.*	240	5,522
Nash Finch Co.	120	5,101
Rite Aid Corp.*	5,731	5,062
Prestige Brands Holdings, Inc.*	417	4,983
Dole Food Company, Inc.*	350	4,728
Weis Markets, Inc.	115	4,638
Heckmann Corp.*	890	4,477
Pantry, Inc.*	218	4,329
Cal-Maine Foods, Inc.	136	4,295
Winn-Dixie Stores, Inc.*	540	3,872
Spartan Stores, Inc.	225	3,814
Alliance One International, Inc.*	887	3,761
Medifast, Inc.*	130	3,754
Pilgrim’s Pride Corp.*	487	3,453
Smart Balance, Inc.*	620	2,685
USANA Health Sciences, Inc.*	61	2,650
Inter Parfums, Inc.	140	2,639
Synutra International, Inc.*	195	2,623
Calavo Growers, Inc.	111	2,559
Ingles Markets, Inc. — Class A	120	2,304
Limoneira Co.	80	2,296
Seneca Foods Corp. — Class A*	82	2,212
Coca-Cola Bottling Company Consolidated	38	2,112
Village Super Market, Inc. — Class A	57	1,881
Star Scientific, Inc.*	953	1,858
Imperial Sugar Co.	116	1,551
National Beverage Corp.	109	1,432
MGP Ingredients, Inc.	120	1,325
Nutraceutical International Corp.*	89	1,263
Farmer Brothers Co.	66	1,175
Arden Group, Inc. — Class A	14	1,155
Revlon, Inc. — Class A*	110	1,082
Oil-Dri Corporation of America	50	1,074
Alico, Inc.	45	1,073
Female Health Co.	185	1,053
John B. Sanfilippo & Son, Inc.*	80	995
Schiff Nutrition International, Inc.	109	990
Susser Holdings Corp.*	70	969
Nature’s Sunshine Products, Inc.*	80	718
Griffin Land & Nurseries, Inc.	20	648
Harbinger Group, Inc.*	88	545
Lifeway Foods, Inc.*	50	477
Bridgford Foods Corp.	20	285

Total Consumer Staples		338,476

TELECOMMUNICATION SERVICES — 0.3%
Syniverse Holdings, Inc.*	693	21,379
AboveNet, Inc.	221	12,920
Cogent Communications Group, Inc.*	446	6,306
General Communication, Inc. — Class A*	470	5,950
Cincinnati Bell, Inc.*	2,000	5,600
NTELOS Holdings Corp.	290	5,524
Alaska Communications Systems Group, Inc.	447	4,962
Consolidated Communications Holdings, Inc.	248	4,786
Neutral Tandem, Inc.*	330	4,765
PAETEC Holding Corp.*	1,247	4,664
Shenandoah Telecommunications Co.	235	4,402
Cbeyond, Inc.*	265	4,049
Premiere Global Services, Inc.*	590	4,012
USA Mobility, Inc.	220	3,909
Global Crossing Ltd.*	301	3,889
Hughes Communications, Inc.*	90	3,640
IDT Corp. — Class B	140	3,591
Atlantic Tele-Network, Inc.	90	3,451
Iridium Communications, Inc.*	340	2,805
Vonage Holdings Corp.*	1,050	2,352
FiberTower Corp.*	490	2,185
ICO Global Communications Holdings Ltd.*	940	1,410
Globalstar, Inc.*	690	1,001

Total Telecommunication Services		117,552

Total Common Stocks
(Cost $6,454,004)		11,558,931

CLOSED-END FUNDS† — 0.0%
Kayne Anderson Energy Development Co.
(Cost $561)	100	1,801

	Face
	Amount
REPURCHASE AGREEMENTS††,2 — 94.6%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11[3]	$31,760,248	31,760,248
BNP Paribas Securities Corp. issued 12/31/10 at 0.13% due 01/03/11	10,646,368	10,646,368

Total Repurchase Agreements
(Cost $42,406,616)		42,406,616

Total Investments — 120.4%
(Cost $48,861,181)		$53,967,348

Liabilities, Less Cash & Other Assets — (20.4)%		(9,130,098)

Total Net Assets — 100.0%		$44,837,250

80 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2010

RUSSELL 2000® 2x STRATEGY FUND

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
March 2011 Russell 2000
Index Mini Futures Contracts (Aggregate Value of Contracts $16,419,900)	210	$18,848

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2011 Russell 2000 Index Swap, Terminating 01/28/11[4] (Notional Value $2,574,077)	3,285	$(7,611)
Morgan Stanley Capital Services, Inc. January 2011 Russell 2000 Index Swap, Terminating 01/26/11[4] (Notional Value $2,649,228)	3,381	(28,002)
Goldman Sachs International January 2011 Russell 2000 Index Swap, Terminating 01/27/11[4] (Notional Value $56,263,502)	71,797	(535,698)

(Total Notional Value $61,486,807)		$(571,311)

*	Non-income producing security

†	Value determined based on Level 1 inputs except as noted — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

†††	Value determined based on Level 3 inputs — See Note 7.

[1]	Illiquid security.

[2]	Repurchase Agreements — See Note 6.

[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2010.

[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 81

RUSSELL 2000® 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

Assets:
Investments, at value	$11,560,732
Repurchase agreements, at value	42,406,616

Total investments	53,967,348
Segregated cash with broker	649,296
Cash	64
Receivables:
Securities sold	6,217
Fund shares sold	11,245,703
Dividends	11,872
Interest	127
Other	34,415

Total assets	65,915,042

Liabilities:
Unrealized depreciation on swap agreements	571,311
Payable for:
Swap settlement	372,466
Variation margin	39,487
Securities purchased	595
Fund shares redeemed	19,997,291
Management fees	38,193
Custodian fees	1,400
Transfer agent/maintenance fees	10,609
Distribution and service fees	12,127
Portfolio accounting fees	6,366
Other	27,947

Total liabilities	21,077,792

Net Assets	$44,837,250

Net Assets Consist Of:
Paid in capital	$60,372,001
Accumulated net investment loss	(3,905)
Accumulated net realized loss on investments	(20,084,550)
Net unrealized appreciation on investments	4,553,704

Net assets	$44,837,250

A-Class:
Net assets	$3,183,075
Capital shares outstanding	18,825
Net asset value per share	$169.09
Maximum offering price per share*	$177.50

C-Class:
Net assets	$1,899,657
Capital shares outstanding	11,653
Net asset value per share	$163.02

H-Class:
Net assets	$39,754,518
Capital shares outstanding	235,112
Net asset value per share	$169.09

Investments, at cost	$6,454,565
Repurchase agreements, at cost	42,406,616

Total cost	$48,861,181

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Income:
Dividends (net of foreign withholding tax of $23)	$206,528
Interest	33,264

Total investment income	239,792

Expenses:
Management fees	355,211
Transfer agent and administrative fees	98,669
Distribution and service fees:
A-Class	6,387
C-Class	21,168
H-Class	86,990
Portfolio accounting fees	59,208
Trustees’ fees**	4,572
Registration fees	42,892
Miscellaneous	54,489

Total expenses	729,585

Net investment loss	(489,793)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,375,146
Equity index swaps	10,907,803
Futures contracts	1,213,700

Net realized gain	15,496,649

Net change in unrealized appreciation (depreciation) on:
Investments	(537,875)
Equity index swaps	(1,627,117)
Futures contracts	(69,780)

Net change in unrealized appreciation (depreciation)	(2,234,772)

Net realized and unrealized gain	13,261,877

Net increase in net assets resulting from operations	$12,772,084

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

82 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

RUSSELL 2000® 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2010	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(489,793)	$(353,553)
Net realized gain on investments	15,496,649	4,563,491
Net change in unrealized appreciation (depreciation) on investments	(2,234,772)	2,601,190

Net increase in net assets resulting from operations	12,772,084	6,811,128

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	8,921,791	7,487,399
C-Class	119,140,084	265,551,520
H- Class	1,498,768,802	1,815,157,742
Cost of shares redeemed
A-Class	(8,383,748)	(7,266,308)
C-Class	(121,055,801)	(264,563,345)
H-Class	(1,492,142,707)	(1,824,862,744)

Net increase (decrease) from capital share transactions	5,248,421	(8,495,736)

Net increase (decrease) in net assets	18,020,505	(1,684,608)
Net assets:
Beginning of year	26,816,745	28,501,353

End of year	$44,837,250	$26,816,745

Accumulated net investment loss at end of year	$(3,905)	$(6,909)

Capital Share Activity:
Shares sold
A-Class	67,956	101,440
C-Class	971,823	3,410,136
H-Class	11,785,656	23,698,663
Shares redeemed
A-Class	(65,778)	(95,895)
C-Class	(988,424)	(3,400,227)
H-Class	(11,742,576)	(23,832,167)

Net increase in shares	28,657	118,050

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 83

RUSSELL 2000® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the years presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2010	2009[d]	2008[d]	2007[d]	2006[a,d]

Per Share Data
Net asset value, beginning of period	$113.55	$80.46	$239.10	$279.90	$250.00

Income (loss) from investment operations:
Net investment income (loss)[b]	(1.49)	(.83)	(.10)	3.90	.70
Net gain (loss) on investments (realized and unrealized)	57.03	33.92	(158.44)	(43.00)	33.00

Total from investment operations	55.54	33.09	(158.44)	(39.10)	33.70

Less distributions from:
Net investment income	—	—	—	(.30)	(.50)
Net realized gains	—	—	—	(1.40)	(3.30)
Return of capital	—	—	(.10)	—	—

Total distributions	—	—	(.10)	(1.70)	(3.80)

Net asset value, end of period	$169.09	$113.55	$80.46	$239.10	$279.90

Total Return[c]	48.89%	41.13%	(66.27%)	(14.00%)	13.49%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,183	$1,890	$893	$588	$595

Ratios to average net assets:
Net investment income (loss)	(1.16%)	(1.00%)	(0.05%)	1.41%	0.46%[e]
Total expenses	1.80%	1.87%	1.75%	1.71%	1.69%[e]

Portfolio turnover rate	148%	335%	631%	833%	221%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2010	2009[d]	2008[d]	2007[d]	2006[a,d]

Per Share Data
Net asset value, beginning of period	$110.27	$78.83	$236.20	$278.50	$250.00

Income (loss) from investment operations:
Net investment income (loss)[b]	(2.28)	(1.32)	(1.20)	1.70	(.20)
Net gain (loss) on investments (realized and unrealized)	55.03	32.76	(156.07)	(42.30)	32.50

Total from investment operations	52.75	31.44	(157.27)	(40.60)	32.30

Less distributions from:
Net investment income	—	—	—	(.30)	(.50)
Net realized gains	—	—	—	(1.40)	(3.30)
Return of capital	—	—	(.10)	—	—

Total distributions	—	—	(.10)	(1.70)	(3.80)

Net asset value, end of period	$163.02	$110.27	$78.83	$236.20	$278.50

Total Return[c]	47.82%	39.88%	(66.58%)	(14.61%)	12.93%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,900	$3,116	$1,446	$1,938	$1,100

Ratios to average net assets:
Net investment income (loss)	(1.91%)	(1.77%)	(0.78%)	0.62%	(0.12%)[e]
Total expenses	2.56%	2.63%	2.50%	2.45%	2.44%[e]

Portfolio turnover rate	148%	335%	631%	833%	221%

84 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

RUSSELL 2000® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the years presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2010	2009[d]	2008[d]	2007[d]	2006[a,d]

Per Share Data
Net asset value, beginning of period	$113.58	$80.37	$239.40	$280.00	$250.00

Income (loss) from investment operations:
Net investment income (loss)[b]	(1.57)	(.81)	.04	3.60	1.00
Net gain (loss) on investments (realized and unrealized)	57.08	34.02	(158.97)	(42.50)	32.80

Total from investment operations	55.51	33.21	(158.93)	(38.90)	33.80

Less distributions from:
Net investment income	—	—	—	(.30)	(.50)
Net realized gains	—	—	—	(1.40)	(3.30)
Return of capital	—	—	(.10)	—	—

Total distributions	—	—	(.10)	(1.70)	(3.80)

Net asset value, end of period	$169.09	$113.58	$80.37	$239.40	$280.00

Total Return[c]	48.86%	41.32%	(66.35%)	(13.92%)	13.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,755	$21,811	$26,162	$58,141	$60,668

Ratios to average net assets:
Net investment income (loss)	(1.20%)	(1.00%)	0.03%	1.28%	0.67%[e]
Total expenses	1.81%	1.84%	1.75%	1.70%	1.70%[e]

Portfolio turnover rate	148%	335%	631%	833%	221%

a   Since commencement of operations: May 31, 2006
b   Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c    Total return does not reflect the impact of any applicable sales charges and has not been annualized.
d    Per share amounts for the period: May 31, 2006 — April 19, 2009 have been restated to reflect a 1:10 reverse stock split effective April 20, 2009.
e   Annualized

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 85

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) December 31, 2010
INVERSE RUSSELL 2000® 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000 Index (the “underlying index”).
For the one-year period ended December 31, 2010, Inverse Russell 2000 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000® Index. Inverse Russell 2000 2x Strategy Fund H-Class returned -49.86% while the Russell 2000 Index returned 26.86% over the same time period.
The biggest performance contributors to the index during the period were Information Technology (6.46%), Industrials (4.61%) and Consumer Discretionary (4.44%). Telecommunication Services (0.14%), Utilities (0.59%) and Consumer Staples (0.65%) provided the least performance to the index during the year.
Riverbed Technology, Inc., VeriFone Systems, Inc. and TIBCO Software, Inc. were among the stocks which provided the most performance to the index during the year. Human Genome Sciences, Inc. Assured Guaranty Ltd. and E*TRADE Financial Corp. were among the stocks which provided the least performance to the index during the year.
Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.
Performance displayed represents past performance which is no guarantee of future results.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006
The Fund invests principally in derivative investments such as equity index swap agreements and futures contracts.

86 | the RYDEX | SGI dynamic funds annual report

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)
INVERSE RUSSELL 2000® 2x STRATEGY FUND
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/10

		A-Class				C-Class
		(05/31/06)				(05/31/06)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION

INVERSE RUSSELL 2000® 2x STRATEGY FUND	-49.83%	-52.22%	-28.34%	-29.09%	-50.11%	-50.61%	-28.88%
RUSSELL 2000 INDEX	26.86%	26.86%	3.25%	3.25%	26.86%	26.86%	3.25%

	H-Class
	(05/31/06)
	ONE	SINCE
	YEAR	INCEPTION

INVERSE RUSSELL 2000® 2x STRATEGY FUND	-49.86%	-28.41%
RUSSELL 2000 INDEX	26.86%	3.25%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Russell 2000 Index is an unmanaged stock index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

the RYDEX | SGI dynamic funds annual report | 87

SCHEDULE OF INVESTMENTS	December 31, 2010
INVERSE RUSSELL 2000® 2x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,[1] -67.2%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11[2]	$13,827,949	$13,827,949
BNP Paribas Securities Corp. issued 12/31/10 at 0.13% due 01/03/11	5,482,531	5,482,531
Total Repurchase Agreements
(Cost $19,310,480)		19,310,480
Total Investments - 67.2%
(Cost $19,310,480)		$19,310,480
Cash & Other Assets,
Less Liabilities - 32.8%		9,441,458
Total Net Assets - 100.0%		$28,751,938

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT†
March 2011 Russell 2000
Index Mini Futures Contracts (Aggregate Value of Contracts $9,226,420)	118	$72,001

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC January 2011 Russell 2000 Index Swap, Terminating 01/28/11[3] (Notional Value $41,906,074)	53,475	$260,758
Morgan Stanley Capital Services, Inc. January 2011 Russell 2000 Index Swap, Terminating 01/26/11[3] (Notional Value $3,341,335)	4,264	34,614
Goldman Sachs International January 2011 Russell 2000 Index Swap, Terminating 01/27/11[3] (Notional Value $3,183,592)	4,063	31,257

(Total Notional Value $48,431,001)		$326,629

†	Value determined based on Level 1 inputs — See Note 7.

††	Value determined based on Level 2 inputs — See Note 7.

[1]	Repurchase Agreements — See Note 6.

[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2010.

[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

88 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

INVERSE RUSSELL 2000® 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010

Assets:
Repurchase agreements, at value	$19,310,480

Total investments	19,310,480
Segregated cash with broker	812,765
Unrealized appreciation on swap agreements	326,629
Receivable for swap settlement	80,872
Receivables:
Variation margin	60,383
Fund shares sold	11,499,928
Interest	58
Other	43,858

Total assets	32,134,973

Liabilities:
Payable for:
Fund shares redeemed	3,322,352
Management fees	20,501
Custodian fees	751
Transfer agent/maintenance fees	5,695
Distribution and service fees	7,024
Portfolio accounting fees	3,417
Other	23,295

Total liabilities	3,383,035

Net Assets	$28,751,938

Net assets consist of:
Paid in capital	$119,147,190
Accumulated net investment loss	—
Accumulated net realized loss on investments	(90,793,882)
Net unrealized appreciation on investments	398,630

Net assets	$28,751,938

A-Class:
Net assets	$851,071
Capital shares outstanding	116,199
Net asset value per share	$7.32
Maximum offering price per share*	$7.69

C-Class:
Net assets	$2,798,128
Capital shares outstanding	399,767
Net asset value per share	$7.00

H-Class:
Net assets	$25,102,739
Capital shares outstanding	3,447,054
Net asset value per share	$7.28

Repurchase agreements, at cost	19,310,480

Total cost	$19,310,480

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
STATEMENT OF OPERATIONS
Year Ended December 31, 2010

Investment Income:
Interest	$62,283

Total investment income	62,283

Expenses:
Management fees	365,162
Transfer agent and administrative fees	101,434
Distribution and service fees:
A-Class	4,103
C-Class	35,926
H-Class	88,350
Portfolio accounting fees	60,861
Trustees’ fees**	4,842
Registration fees	55,240
Miscellaneous	44,691

Total expenses	760,609

Net investment loss	(698,326)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Equity index swaps	(25,726,617)
Futures contracts	(5,318,939)

Net realized loss	(31,045,556)

Net change in unrealized appreciation (depreciation) on:
Equity index swaps	1,442,127
Futures contracts	(2,015)

Net change in unrealized appreciation (depreciation)	1,440,112

Net realized and unrealized loss	(29,605,444)

Net decrease in net assets resulting from operations	$(30,303,770)

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 89

INVERSE RUSSELL 2000® 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2010	2009

Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(698,326)	$(884,028)
Net realized loss on investments	(31,045,556)	(51,752,635)
Net change in unrealized appreciation (depreciation) on investments	1,440,112	2,110,947

Net decrease in net assets resulting from operations	(30,303,770)	(50,525,716)

Distributions to Shareholders From:
Net realized gains
A-Class	—	(1,204)
C-Class	—	(1,662)
H-Class	—	(33,657)

Total distributions to shareholders	—	(36,523)

Capital share transactions:
Proceeds from sale of shares
A-Class	7,593,021	12,379,576
C-Class	196,599,977	361,147,688
H-Class	1,399,359,086	2,141,198,789
Distributions reinvested
A-Class	—	838
C-Class	—	1,497
H-Class	—	32,683
Cost of shares redeemed
A-Class	(6,673,703)	(11,274,910)
C-Class	(192,619,146)	(353,435,919)
H -Class	(1,390,590,604)	(2,096,010,685)

Net increase from capital share transactions	13,668,631	54,039,557

Net increase (decrease) in net assets	(16,635,139)	3,477,318
Net assets:
Beginning of year	45,387,077	41,909,759

End of year	$28,751,938	$45,387,077

Accumulated net investment loss at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	628,795	524,596
C-Class	18,112,690	16,665,899
H-Class	127,060,345	93,776,977
Shares reinvested
A-Class	—	53
C-Class	—	99
H-Class	—	2,092
Shares redeemed
A-Class	(607,537)	(484,194)
C-Class	(17,863,060)	(16,559,615)
H-Class	(126,498,091)	(91,977,514)

Net increase in shares	833,142	1,948,393

90 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

INVERSE RUSSELL 2000® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the years presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2010	2009	2008	2007	2006[a]

Per Share Data
Net asset value, beginning of period	$14.59	$35.62	$40.34	$40.73	$50.00

Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.41)	.70	1.48	.79
Net gain (loss) on investments (realized and unrealized)	(7.09)	(20.61)	11.41	(.69)	(9.49)

Total from investment operations	(7.27)	(21.02)	12.11	.79	(8.70)

Less distributions from:
Net investment income	—	—	(2.11)	(1.18)	(.57)
Net realized gains	—	(.01)	(14.72)	—	—

Total distributions	—	(.01)	(16.83)	(1.18)	(.57)

Net asset value, end of period	$7.32	$14.59	$35.62	$40.34	$40.73

Total Return[c]	(49.83%)	(59.01%)	25.10%	2.07%	(17.39%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$851	$1,385	$1,941	$40,656	$9,138

Ratios to average net assets:
Net investment income (loss)	(1.66%)	(1.70%)	1.50%	3.74%	3.15%[e]
Total expenses	1.81%	1.83%	2.39%	2.06%	1.76%[e]
Operating expenses[d]	1.81%	1.83%	1.78%	1.70%	1.76%[e]

Portfolio turnover rate	—	—	174%	109%	—

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2010	2009	2008	2007	2006[a]

Per Share Data
Net asset value, beginning of period	$14.03	$34.49	$39.87	$40.54	$50.00

Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.54)	(.16)	1.08	.59
Net gain (loss) on investments (realized and unrealized)	(6.79)	(19.91)	11.61	(.57)	(9.48)

Total from investment operations	(7.03)	(20.45)	11.45	.51	(8.89)

Less distributions from:
Net investment income	—	—	(2.11)	(1.18)	(.57)
Net realized gains	—	(.01)	(14.72)	—	—

Total distributions	—	(.01)	(16.83)	(1.18)	(.57)

Net asset value, end of period	$7.00	$14.03	$34.49	$39.87	$40.54

Total Return[c]	(50.11%)	(59.29%)	23.72%	1.39%	(17.77%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,798	$2,107	$1,509	$3,852	$1,605

Ratios to average net assets:
Net investment income (loss)	(2.39%)	(2.44%)	(0.35%)	2.81%	2.13%[e]
Total expenses	2.56%	2.59%	3.08%	2.66%	2.43%[e]
Operating expenses[d]	2.56%	2.59%	2.51%	2.44%	2.43%[e]

Portfolio turnover rate	—	—	174%	109%	—

See Notes to Financial Statements.	the RYDEX | SGI dynamic funds annual report | 91

INVERSE RUSSELL 2000® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the years presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2010	2009	2008	2007	2006[a]

Per Share Data
Net asset value, beginning of period	$14.52	$35.50	$40.37	$40.73	$50.00

Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.38)	.19	1.40	.79
Net gain (loss) on investments (realized and unrealized)	(7.06)	(20.59)	11.77	(.58)	(9.49)

Total from investment operations	(7.24)	(20.97)	11.96	.82	(8.70)

Less distributions from:
Net investment income	—	—	(2.11)	(1.18)	(.57)
Net realized gains	—	(.01)	(14.72)	—	—

Total distributions	—	(.01)	(16.83)	(1.18)	(.57)

Net asset value, end of period	$7.28	$14.52	$35.50	$40.37	$40.73

Total Return[c]	(49.86%)	(59.07%)	24.71%	2.15%	(17.39%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,103	$41,895	$38,460	$77,331	$54,584

Ratios to average net assets:
Net investment income (loss)	(1.66%)	(1.70%)	0.42%	3.60%	2.90%[e]
Total expenses	1.81%	1.83%	2.32%	1.91%	1.69%[e]
Operating expenses[d]	1.81%	1.83%	1.77%	1.71%	1.69%[e]

Portfolio turnover rate	—	—	174%	109%	—

[a]	Since commencement of operations: May 31, 2006

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Operating expenses exclude interest and dividend expense from securities sold short.

[e]	Annualized

92 | the RYDEX | SGI dynamic funds annual report	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
1. Organization and Significant Accounting Policies Organization
The Rydex Dynamic Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares (no par value). The Trust offers three classes of shares, A-Class shares, C-Class shares, and H-Class shares. C-Class shares have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class Shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At December 31, 2010, the Trust consisted of eight separate Funds: the S&P 500 2x Strategy Fund, the Inverse S&P 500 2x Strategy Fund, the NASDAQ-100® 2x Strategy Fund, the Inverse NASDAQ-100® 2x Strategy Fund, the Dow 2x Strategy Fund, the Inverse Dow 2x Strategy Fund, the Russell 2000® 2x Strategy Fund, and the Inverse Russell 2000® 2x Strategy Fund (the “Funds”).
Security Global Investors (“SGI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. SGI, RFS and RDL are affiliated entities.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the December 31, 2010 afternoon NAV.
B. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date for the afternoon NAV. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date for the morning pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities with a maturity greater than 60 days, at the time of purchase are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. For the afternoon pricing cycle, the agreements are marked at the close of the NYSE to the relevant index or, if there is an afternoon trade, to the “fill”. The swap’s market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Investments under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
the RYDEX | SGI dynamic funds annual report | 93

NOTES TO FINANCIAL STATEMENTS (continued)
C. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from security transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
E. The Funds enter into stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
F. The Funds enter into domestic equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
G. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.
H. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
J. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Financial Instruments
As part of its investment strategy, the Funds utilized a variety of derivative instruments, including futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
94 | the RYDEX | SGI dynamic funds annual report

NOTES TO FINANCIAL STATEMENTS (continued)
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
In conjunction with the use of futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of futures contracts and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3. Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.
Each of the Funds seeks to gain leveraged exposure to their respective benchmarks by investing in financial-linked derivative instruments, including swap agreements and futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives:

Approximate percentage of Fund’s
Fund	net assets on a daily basis

S&P 500 2x Strategy Fund	150%
Inverse S&P 500 2x Strategy Fund	200%
NASDAQ-100® 2x Strategy Fund	130%
Inverse NASDAQ-100® 2x Strategy Fund	200%
Dow 2x Strategy Fund	170%
Inverse Dow 2x Strategy Fund	200%
Russell 2000® 2x Strategy Fund	170%
Inverse Russell 2000® 2x Strategy Fund	200%
The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of December 31, 2010:

Location on the Statements of Assets and Liabilities
Derivative Investment Type	Asset Derivatives	Liability Derivatives

Equity contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
The following sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure as of December 31, 2010:

Asset Derivative Investments Value
	Futures	Swaps
	Equity	Equity	Total Value at
Fund	Contracts*	Contracts	December 31, 2010

S&P 500 2x Strategy Fund	$492,386	$43,556	$535,942
Inverse S&P 500 2x Strategy Fund	—	—	—
NASDAQ-100® 2x Strategy Fund	563,583	—	563,583
Inverse NASDAQ-100® 2x Strategy Fund	55,368	567,957	623,325
Dow 2x Strategy Fund	39,376	65,346	104,722
Inverse Dow 2x Strategy Fund	—	—	—
Russell 2000® 2x Strategy Fund	18,848	—	18,848
Inverse Russell 2000® 2x Strategy Fund	72,001	326,629	398,630
the RYDEX | SGI dynamic funds annual report | 95

NOTES TO FINANCIAL STATEMENTS (continued)

Liability Derivative Investments Value
	Futures	Swaps
	Equity	Equity	Total Value at
Fund	Contracts*	Contracts	December 31, 2010

S&P 500 2x Strategy Fund	$—	$20,229	$20,229
Inverse S&P 500 2x Strategy Fund	27,621	69,396	97,017
NASDAQ-100® 2x Strategy Fund	—	1,184,968	1,184,968
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—
Dow 2x Strategy Fund	—	—	—
Inverse Dow 2x Strategy Fund	134	99,308	99,442
Russell 2000® 2x Strategy Fund	—	571,311	571,311
Inverse Russell 2000® 2x Strategy Fund	—	—	—

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Fund’s Statements of Operations for the year ended December 31, 2010:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Equity contracts	Net realized gain (loss) on futures contracts and equity index swaps
Change in net unrealized appreciation (depreciation) on futures contracts and equity index swaps
The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended December 31 2010:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
	Futures	Swaps
	Equity	Equity
Fund	Contracts	Contracts	Total

S&P 500 2x Strategy Fund	$(170,227)	$33,012,219	$32,841,992
Inverse S&P 500 2x Strategy Fund	(34,728,279)	(69,856,915)	(104,585,194)
NASDAQ-100® 2x Strategy Fund	5,826,925	42,931,701	48,758,626
Inverse NASDAQ-100® 2x Strategy Fund	(3,642,823)	(37,119,532)	(40,762,355)
Dow 2x Strategy Fund	1,381,795	3,789,812	5,171,607
Inverse Dow 2x Strategy Fund	(368,675)	(16,859,733)	(17,228,408)
Russell 2000® 2x Strategy Fund	1,213,700	10,907,803	12,121,503
Inverse Russell 2000® 2x Strategy Fund	(5,318,939)	(25,726,617)	(31,045,556)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
	Futures	Swaps
	Equity	Equity
Fund	Contracts	Contracts	Total

S&P 500 2x Strategy Fund	$1,376,877	$(526,599)	$850,278
Inverse S&P 500 2x Strategy Fund	(138,313)	(118,490)	(256,803)
NASDAQ-100® 2x Strategy Fund	(1,252,708)	(10,405,622)	(11,658,330)
Inverse NASDAQ-100® 2x Strategy Fund	26,712	4,565,037	4,591,749
Dow 2x Strategy Fund	176,446	(213,672)	(37,226)
Inverse Dow 2x Strategy Fund	(105,250)	427,475	322,225
Russell 2000® 2x Strategy Fund	(69,780)	(1,627,117)	(1,696,897)
Inverse Russell 2000® 2x Strategy Fund	(2,015)	1,442,127	1,440,112
4. Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays SGI investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of each of the Funds.
96 | the RYDEX | SGI dynamic funds annual report

NOTES TO FINANCIAL STATEMENTS (continued)
RFS provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Funds. RFS also provides accounting services to the Trust for fees calculated at an annualized rate of 0.15% of the average daily net assets of each Fund.
RFS engages external service providers to perform other necessary services for the Trust, such as accounting and auditing services, legal services, printing and mailing, etc. on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted a Distribution Plan applicable to A-Class Shares and H-Class Shares for which RDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL will, in turn, pay the Service Provider out of its fees. RDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual 0.75% distribution fee reimburses RDL for paying the shareholder’s financial advisor an ongoing sales commission. RDL advances the first year’s service and distribution fees to the financial advisor. RDL retains the service and distribution fees on accounts with no authorized dealer of record.
For the year ended December 31, 2010, RDL retained sales charges of $89,091 relating to sales of A-Class Shares of the Funds.
Certain officers and trustees of the Trust are also officers of SGI, RFS and RDL.
5. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision has been recorded.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 — 2010), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period, and expired capital loss carryforward, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended December 31, 2010, the following Funds offset net realized capital gains with capital losses from previous years:

Fund	Amount

S&P 500 2x Strategy Fund	$39,855,384
NASDAQ-100® 2x Strategy Fund	66,890,857
Dow 2x Strategy Fund	4,889,285
Russell 2000® 2x Strategy Fund	12,915,763
the RYDEX | SGI dynamic funds annual report | 97

NOTES TO FINANCIAL STATEMENTS (continued)
The tax character of distributions paid during the year ended December 31, 2010 was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions

S&P 500 2x Strategy Fund	$—	$—	$—
Inverse S&P 500 2x Strategy Fund	—	—	—
NASDAQ-100® 2x Strategy Fund	—	—	—
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—
Dow 2x Strategy Fund	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—
Russell 2000® 2x Strategy Fund	—	—	—
Inverse Russell 2000® 2x Strategy Fund	—	—	—
The tax character of distributions paid during the year ended December 31, 2009 was as follows:

	Ordinary	Long-Term	Return of	Total
Fund	Income	Capital Gain	Capital	Distributions

S&P 500 2x Strategy Fund	$124,872	$—	$—	$124,872
Inverse S&P 500 2x Strategy Fund	145,645	—	—	145,645
NASDAQ-100® 2x Strategy Fund	—	—	—	—
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—	—
Dow 2x Strategy Fund	51,316	—	48,964	100,280
Inverse Dow 2x Strategy Fund	—	119,789	—	119,789
Russell 2000® 2x Strategy Fund	—	—	—	—
Inverse Russell 2000® 2x Strategy Fund	36,523	—	—	36,523
The tax character of distributable earnings/(accumulated losses) at December 31, 2010 was as follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation/	Capital Loss
Fund	Income	Capital Gain	Depreciation	Carryforward[1]

S&P 500 2x Strategy Fund	$—	$—	$10,902,706	$(73,747,498)
Inverse S&P 500 2x Strategy Fund	—	—	(58,177)	(498,375,326)
NASDAQ-100® 2x Strategy Fund	—	—	66,814,588	(144,550,432)
Inverse NASDAQ-100® 2x Strategy Fund	—	—	571,652	(422,637,584)
Dow 2x Strategy Fund	—	—	2,753,288	(31,552,158)
Inverse Dow 2x Strategy Fund	—	—	(97,298)	(45,563,467)
Russell 2000® 2x Strategy Fund	—	—	1,477,316	(17,012,067)
Inverse Russell 2000® 2x Strategy Fund	—	—	326,629	(82,038,674)
98 | the RYDEX | SGI dynamic funds annual report

NOTES TO FINANCIAL STATEMENTS (continued)
Capital Loss Carryforward amounts may be limited due to U.S. Treasury Regulations.
1A summary of the expiration of the aforementioned Capital Loss Carryforward is as follows:

								Total
	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Capital Loss
Fund	2012	2013	2014	2015	2016	2017	2018	Carryforward

S&P 500 2x Strategy Fund	$—	$—	$—	$—	$(73,747,498)	$—	$—	$(73,747,498)
Inverse S&P 500 2x Strategy Fund	(128,415,799)	(58,089,386)	(104,028,982)	(22,695,519)	—	(68,859,274)	(116,286,366)	(498,375,326)
NASDAQ-100® 2x Strategy Fund	—	—	—	—	(144,550,432)	—	—	(144,550,432)
Inverse NASDAQ-100® 2x Strategy Fund	(27,288,987)	(38,003,206)	(95,162,970)	(111,374,734)	—	(100,324,296)	(50,483,391)	(422,637,584)
Dow 2x Strategy Fund	—	—	—	—	(23,833,711)	(7,718,447)	—	(31,552,158)
Inverse Dow 2x Strategy Fund	—	—	—	—	—	(25,983,806)	(19,579,661)	(45,563,467)
Russell 2000® 2x Strategy Fund	—	—	—	—	(15,160,182)	(1,851,885)	—	(17,012,067)
Inverse Russell 2000® 2x Strategy Fund	—	—	—	—	—	(53,655,098)	(28,383,576)	(82,038,674)
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NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2010, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain

S&P 500 2x Strategy Fund	$178,859,125	$11,063,054	$(183,675)	$10,879,379
Inverse S&P 500 2x Strategy Fund	137,571,892	11,219	—	11,219
NASDAQ-100® 2x Strategy Fund	184,289,367	68,963,924	(964,368)	67,999,556
Inverse NASDAQ-100® 2x Strategy Fund	62,447,915	3,695	—	3,695
Dow 2x Strategy Fund	22,240,358	2,692,884	(4,942)	2,687,942
Inverse Dow 2x Strategy Fund	34,963,579	2,010	—	2,010
Russell 2000® 2x Strategy Fund	51,918,721	2,121,037	(72,410)	2,048,627
Inverse Russell 2000® 2x Strategy Fund	19,310,480	—	—	—
Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2010, the following amounts of realized capital losses reflected in the accompanying financial statements will not be recognized for Federal income tax purposes until January 1, 2011:

Fund	Capital Loss

S&P 500 2x Strategy Fund	$(84,764)
Inverse S&P 500 2x Strategy Fund	(22,740,223)
Inverse NASDAQ-100® 2x Strategy Fund	(5,818,023)
Inverse Dow 2x Strategy Fund	(4,847,735)
Inverse Russell 2000® 2x Strategy Fund	(8,683,207)
6. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Credit Suisse Group	0.10% due 01/03/11	$320,316,045	$320,316,045	$320,316,935
BNP Paribas Securities Corp.	0.13% due 01/03/11	100,000,000	100,000,000	100,000,361

			420,316,045	420,317,296

At December 31, 2010, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. Treasury Notes	12/15/11 — 11/15/19	1.13% — 3.38%	$416,128,300	$428,722,576

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
7. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions
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NOTES TO FINANCIAL STATEMENTS (continued)
market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:
Level 1	—	quoted prices in active markets for identical securities.

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.
The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2010:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
| | | | | |
Assets
S&P 500 2x Strategy Fund	$78,452,637	$492,386	$111,285,867	$43,556	$—	$190,274,446
Inverse S&P 500 2x Strategy Fund	—	—	137,583,111	—	—	137,583,111
NASDAQ-100® 2x Strategy Fund	181,494,374	563,583	70,794,549	—	—	252,852,506
Inverse NASDAQ-100® 2x Strategy Fund	—	55,368	62,451,610	567,957	—	63,074,935
Dow 2x Strategy Fund	15,463,606	39,376	9,464,694	65,346	—	25,033,022
Inverse Dow 2x Strategy Fund	—	—	34,965,589	—	—	34,965,589
Russell 2000® 2x Strategy Fund	11,560,662	18,848	42,406,616	—	70	53,986,196
Inverse Russell 2000® 2x Strategy Fund	—	72,001	19,310,480	326,629	—	19,709,110

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Liabilities
S&P 500 2x Strategy Fund	$—	$—	$—	$20,229	$—	$20,229
Inverse S&P 500 2x Strategy Fund	—	27,621	—	69,396	—	97,017
NASDAQ-100® 2x Strategy Fund	—	—	—	1,184,968	—	1,184,968
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—	—	—	—
Dow 2x Strategy Fund	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	134	—	99,308	—	99,442
Russell 2000® 2x Strategy Fund	—	—	—	571,311	—	571,311
Inverse Russell 2000® 2x Strategy Fund	—	—	—	—	—	—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective January 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
For the year ended December 31, 2010, there were no significant transfers between Levels.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended December 31, 2010:
LEVEL 3 — Fair value measurement using significant unobservable inputs

	Securities	Total

Russell 2000 2x Strategy Fund
Assets:
Beginning Balance	$—	$—
Total realized gains or losses included in earnings	(604)	(604)
Total unrealized gains or losses included in earnings	(863)	(863)
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	1,537	1,537

Ending Balance	$70	$70
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NOTES TO FINANCIAL STATEMENTS (concluded)
8. Securities Transactions
During the year ended December 31, 2010, purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were:

		Inverse		Inverse
	S&P 500 2x	S&P 500 2x	NASDAQ-100®2x	NASDAQ-100®2x
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund

Purchases	$122,836,052	$—	$178,033,494	$—
Sales	$160,492,130	$—	$188,035,402	$—

		Inverse		Inverse
	Dow 2x	Dow 2x	Russell 2000®2x	Russell 2000®
	Strategy Fund	Strategy Fund	Strategy Fund	2x Strategy Fund

Purchases	$19,955,527	$—	$23,385,900	$—
Sales	$30,530,764	$—	$33,155,232	$—
8. Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2011.
As of and for the year ended December 31, 2010, the Funds did not have any outstanding borrowings under this agreement.
10. Acquisition of Security Benefit Corporation
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds’ investment advisor (the “Investment Advisor”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Advisor (the “Purchase Transaction”).
Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction did not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreement with the Investment Advisor (the “Previous Agreement”). A new investment advisory agreement (“New Agreement”) was approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreement are substantially identical to the Previous Agreement, except with respect to the date of execution.
11. Distributor and Transfer Change
Effective July 30, 2010, the Funds’ Distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
12. Subsequent Events
Effective January 3, 2011, Rydex Advisors, LLC, the Funds’ investment advisor was merged with and into Security Investors, LLC, which will operate under the name SGI.
The foregoing internal restructuring is not expected to affect the investment advisory services rendered to the Funds, which will continue to be managed on a day-to-day basis by the same teams of portfolio managers. The investment philosophies, strategies, and processes of the Funds also will remain the same.
In order to implement the restructuring, technical amendments were made to the Funds’ investment advisory agreement with Rydex Advisors, LLC, in order to reflect the change of the identity of the investment advisor. No other changes will be made to the investment advisory agreement of the Funds, and the fees and expenses of the Funds will remain the same.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees and
Shareholders of Rydex Dynamic Funds:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Rydex Dynamic Funds (comprising, respectively, S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund) (the “Funds”) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through December 31, 2007 were audited by other auditors, whose report dated February 26, 2008 expressed an unqualified opinion on those financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Rydex Dynamic Funds at December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.
McLean, Virginia
February 28, 2011
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OTHER INFORMATION (Unaudited)
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended March 31 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.
Change of Address
Effective January 17, 2011, the RYDEX | SGI office moved to Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
SGI Board Review and Approval of the Investment Advisory Agreements
At an in-person meeting of the Trust’s Board of Trustees held on January 28, 2010, called for the purpose of, among other things, voting on the approval of the investment advisory agreement applicable to the series of the Trust (the “Funds”), the Trust’s Board of Trustees, including the Independent Trustees, unanimously approved the continuation for a two-year period the investment advisory agreement between the Trust and Rydex Advisors, LLC (formerly, PADCO Advisors, Inc., and referred to herein as “Rydex”). In reaching this conclusion, the Trustees requested and obtained from Rydex such information as the Trustees deemed reasonably necessary to evaluate the proposed renewal of the agreement. The Trustees carefully evaluated this information and were advised by legal counsel with respect to their deliberations.
In considering the approval of the investment advisory agreements, the Independent Trustees evaluated a number of considerations, including, among others, (1) the nature, extent, and quality of the advisory services to be provided by Rydex; (2) the investment performance of the Funds and Rydex; (3) the costs of services provided by Rydex and the profits derived by Rydex from its relationship with the Funds; (4) a comparison of each Funds’ expense ratios and those of similarly situated funds; (5) benefits (such as soft dollars) to Rydex and its affiliates from their relationship with the Funds (and any corresponding benefits to the Funds); (6) other factors the Board deemed to be relevant. The Board also took into account other considerations that it believed, in light of the legal advice furnished to the Independent Trustees by their independent legal counsel and the Trustees’ own business judgment, to be relevant. Following its review, the Trust’s Board determined that the investment advisory agreement will enable Fund shareholders to obtain high quality services at a cost that is appropriate, reasonable and in the best interests of shareholders. Accordingly, the Trustees, including the Independent Trustees, unanimously approved the renewal of the investment advisory agreements based upon the following considerations, among others:
•	The nature, extent and quality of the advisory services to be provided. The Board of Trustees concluded that Rydex is capable of providing high quality services to the Funds, as indicated by the nature and quality of services provided in the past, Rydex’s management capabilities demonstrated with respect to the Funds and other mutual funds managed by Rydex, the professional qualifications and experience of Rydex and Rydex’s investment and management oversight processes. The Trustees also determined that Rydex proposed to provide investment and related services that were of the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	The investment performance of the Fund. With respect to the Funds, the Trustees concluded on the basis of information compiled by Morningstar that Rydex had achieved investment performance that was acceptable, and competitive or superior relative to comparable funds over trailing periods.
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OTHER INFORMATION (Unaudited) (concluded)
•	The cost of advisory services provided and the level of profitability. On the basis of the Board’s review of the fees to be charged by Rydex for investment advisory and other services, and the estimated profitability of Rydex’s relationship with the Funds, the Board concluded that the level of investment advisory fees and Rydex’s profitability are appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between each Fund and Rydex and its affiliates. On the basis of comparative information compiled by Morningstar, the Trustees determined that the advisory fees and estimated overall expense ratio of each Fund are consistent with, and often below, industry medians, particularly with respect to mutual funds of comparable size.

•	Whether the advisory fees reflect economies of scale. The Trustees concluded that the Funds’ investment advisory fees appropriately reflect the current economic environment for Rydex and the competitive nature of the mutual fund market.

•	The extent to which economies of scale will be realized as the Fund grows. While the Funds’ investment advisory fees do not reduce should fund assets grow meaningfully, the Trustees determined that the investment advisory fees payable by the funds already reflect potential future economies of scale to some extent by virtue of their competitive levels (determined with reference to industry standards as reported by Lipper) and Rydex’s estimated profitability at current or foreseeable asset levels. The Trustees also considered that they will have the opportunity to periodically re-examine whether each Fund has achieved economies of scale, and the appropriateness of investment advisory fees payable to Rydex in the future.
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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
A Board of Trustees oversees the Trust, as well as other trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1.800.820.0888.
All Trustees and Officers may be reached c/o Security Global Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret	Rydex Series Funds – 1997	150
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	150
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	150
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	150
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	150
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	150
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	150
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine
106 | the RYDEX | SGI dynamic funds annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partner, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nicoloas Bonos* Vice President and Treasurer (1963)	Senior Vice President, Security Investors, LLC; and Vice President, Security Benefit Asset Management Holdings, LLC (2010-present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney Catalucci* Chief Compliance Officer and Secretary (1966)	Vice President Security Benefit Asset Management Holdings, LLC; and Senior Vice President and Chief Compliance Officer, Security Investors, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present) Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)
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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
EXECUTIVE OFFICERS Concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present);

Joseph Arruda* Assistant Treasurer (1966)	Vice President, Security Investors, LLC (2010 to present); Vice President, Security Global Investors, LLC (2010 to 2011); Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
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805 King Farm Boulevard, Suite 600
Rockville, MD 20850
www.rydex-sgi.com
800.820.0888
DYN-ANN-2-1210x1210

Item 2. Code of Ethics.
The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.
Item 3. Audit Committee Financial Expert.
The registrant’s Board of Trustees has determined that Werner Keller, an “independent” Trustee serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.
Item 4. Principal Accountant Fees and Services.
(a)-(d) The aggregate Audit Fees billed by the Trust’s principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended December 31, 2010 and December 31, 2009 were $146,000 and $150,000, respectively. The aggregate Audit Related Fees by the Trust’s principal accountant billed for the fiscal years ended December 31, 2010 and December 31, 2009 were $2,961 and $5,000, respectively. The aggregate Tax Fees billed by the Trust’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended December 31, 2010 and December 31, 2009 were $0 and $0, respectively.
(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.
(g) The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $0 and $0, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.
(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. As such, the audit committee has considered these services in maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) Based on their evaluation on March 10, 2011, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Security Investors, LLC, d/b/a Security Global Investors (“SGI” or the “Advisor”), the investment advisor and manager of the Trust, or Rydex Distributors, LLC (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or SGI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of SGI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b) There were no significant changes in the Trust’s or SGI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.
(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Richard M. Goldman Richard M. Goldman, President
Date March 10, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman Richard M. Goldman, President
Date March 10, 2011

By (Signature and Title)*	/s/ Nikolaos Bonos Nikolaos Bonos, Vice President and Treasurer
Date March 10, 2011

*	Print the name and title of each signing officer under his or her signature.